Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
November 30, 2021
STI-NPRT3-0122
1.810711.117
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	24,195	1,455,571
AST SpaceMobile, Inc. (a)(b)	79,690	793,712
AT&T, Inc.	11,226,350	256,297,571
ATN International, Inc.	17,036	650,946
Bandwidth, Inc. (a)(b)	37,243	2,668,833
Cogent Communications Group, Inc.	66,520	4,984,344
Consolidated Communications Holdings, Inc. (a)	110,609	831,780
EchoStar Holding Corp. Class A (a)(b)	69,893	1,912,971
Frontier Communications Parent, Inc.	322,219	10,765,337
Globalstar, Inc. (a)(b)	1,067,098	1,483,266
IDT Corp. Class B (a)	31,682	1,719,699
Iridium Communications, Inc. (a)	214,179	8,235,183
Liberty Global PLC:
Class A (a)	196,087	5,176,697
Class C (a)	608,432	16,208,628
Liberty Latin America Ltd.:
Class A (a)	54,858	623,187
Class C (a)	264,040	2,967,810
Lumen Technologies, Inc.	1,576,558	19,454,726
Ooma, Inc. (a)	31,427	591,142
Radius Global Infrastructure, Inc. (a)	103,101	1,701,167
Verizon Communications, Inc.	6,503,433	326,927,577
		665,450,147
Entertainment - 1.6%
Activision Blizzard, Inc.	1,221,259	71,565,777
AMC Entertainment Holdings, Inc. Class A (a)	805,365	27,334,088
Ballantyne of Omaha, Inc. (a)	23,510	64,888
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	8,474	111,433
Cinedigm Corp. (a)	172,863	254,109
Cinemark Holdings, Inc. (a)(b)	166,755	2,588,038
CuriosityStream, Inc. Class A (a)(b)	37,463	271,607
Dolphin Entertainment, Inc. (a)	7,242	63,440
Electronic Arts, Inc.	446,755	55,495,906
Gaia, Inc. Class A (a)(b)	15,337	130,825
Lions Gate Entertainment Corp.:
Class A (a)	157,767	2,311,287
Class B (a)	119,348	1,629,100
Live Nation Entertainment, Inc. (a)	208,416	22,227,566
LiveOne, Inc. (a)	69,111	126,473
Madison Square Garden Entertainment Corp. (a)(b)	39,034	2,580,928
Madison Square Garden Sports Corp. (a)	28,500	4,909,695
Marcus Corp. (a)(b)	41,151	718,908
Motorsport Games, Inc. Class A (b)	3,147	29,456
Netflix, Inc. (a)	695,986	446,753,413
Playstudios, Inc. Class A (a)	102,124	457,516
Playtika Holding Corp.	164,283	2,825,668
Reading International, Inc. Class A (a)	27,398	111,510
Reservoir Media, Inc.	42,822	319,024
Roku, Inc. Class A (a)	182,326	41,499,221
Sciplay Corp. (A Shares) (a)	39,902	640,826
Skillz, Inc. (a)(b)	406,553	3,776,877
Take-Two Interactive Software, Inc. (a)	182,737	30,312,414
The Walt Disney Co. (a)	2,857,441	414,043,201
Warner Music Group Corp. Class A	151,600	6,568,828
World Wrestling Entertainment, Inc. Class A	74,183	3,661,673
Zynga, Inc. (a)	1,598,079	9,636,416
		1,153,020,111
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	479,516	1,360,842,432
Class C (a)	436,915	1,244,788,312
Angi, Inc. (a)(b)	120,975	1,162,570
Autoweb, Inc. (a)(b)	6,653	19,826
Bumble, Inc. (b)	111,222	3,810,466
CarGurus, Inc. Class A (a)	140,803	5,280,113
Cars.com, Inc. (a)	110,752	1,847,343
Creatd, Inc. (a)	3,582	9,027
DHI Group, Inc. (a)	99,689	512,401
Eventbrite, Inc. (a)	114,588	1,730,279
EverQuote, Inc. Class A (a)	31,519	415,420
fuboTV, Inc. (a)(b)	225,861	4,431,393
IAC (a)	131,740	17,607,051
Izea Worldwide, Inc. (a)(b)	76,210	124,222
Kubient, Inc. (a)	10,430	26,597
Liberty TripAdvisor Holdings, Inc. (a)	107,591	232,397
Match Group, Inc. (a)	433,647	56,369,774
MediaAlpha, Inc. Class A (a)	32,872	506,886
Meta Platforms, Inc. Class A (a)	3,748,335	1,216,184,774
Outbrain, Inc.	6,853	103,412
Pinterest, Inc. Class A (a)	869,552	34,834,253
QuinStreet, Inc. (a)	76,551	1,171,996
Snap, Inc. Class A (a)	1,642,917	78,219,278
Super League Gaming, Inc. (a)(b)	30,818	97,077
Travelzoo, Inc. (a)	7,598	71,193
TripAdvisor, Inc. (a)	160,194	4,142,617
TrueCar, Inc. (a)	153,372	504,594
Twitter, Inc. (a)	1,249,821	54,917,135
Vimeo, Inc.	248,101	4,790,830
Yelp, Inc. (a)	108,283	3,711,941
Zedge, Inc. (a)	20,075	183,887
Ziff Davis, Inc. (a)	74,250	8,454,848
ZipRecruiter, Inc.	18,444	509,977
Zoominfo Technologies, Inc. (a)	287,157	17,717,587
		4,125,331,908
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	170,835	1,235,137
Altice U.S.A., Inc. Class A (a)	358,980	5,686,243
AMC Networks, Inc. Class A (a)(b)	47,913	1,849,921
Audacy, Inc. Class A (a)	191,452	472,886
Boston Omaha Corp. (a)	27,653	792,258
Cable One, Inc.	7,762	13,754,730
Cardlytics, Inc. (a)(b)	51,205	3,460,434
Cbdmd, Inc. (a)	50,529	84,889
Charter Communications, Inc. Class A (a)	199,447	128,898,607
Clear Channel Outdoor Holdings, Inc. (a)	709,950	2,179,547
Comcast Corp. Class A	7,201,625	359,937,218
comScore, Inc. (a)(b)	92,260	320,142
Cumulus Media, Inc. (a)	23,165	281,918
Daily Journal Corp. (a)(b)	1,984	722,811
DallasNews Corp.	3,909	25,917
Digital Media Solutions, Inc. Class A (a)(b)	25,067	113,303
Discovery Communications, Inc.:
Class A (a)	264,430	6,153,286
Class C (non-vtg.) (a)	479,760	10,895,350
DISH Network Corp. Class A (a)	391,560	12,236,250
E.W. Scripps Co. Class A	95,768	1,774,581
Emerald Holding, Inc. (a)	42,037	166,046
Entravision Communication Corp. Class A	94,991	705,783
Fluent, Inc. (a)(b)	74,191	137,995
Fox Corp.:
Class A	622,032	22,212,763
Class B	102,891	3,457,138
Gannett Co., Inc. (a)(b)	219,560	1,121,952
Gray Television, Inc.	143,029	2,949,258
Hemisphere Media Group, Inc. (a)	19,748	150,085
iHeartMedia, Inc. (a)	179,686	3,523,642
Insignia Systems, Inc. (a)	507	2,687
Integral Ad Science Holding Corp.	18,774	421,289
Interpublic Group of Companies, Inc.	620,254	20,586,230
John Wiley & Sons, Inc. Class A	70,134	3,645,565
Lee Enterprises, Inc. (a)	8,452	209,694
Liberty Broadband Corp.:
Class A (a)	22,182	3,362,348
Class C (a)	245,468	38,010,720
Liberty Media Corp.:
Liberty Braves Class A (a)	24,095	671,528
Liberty Braves Class C (a)	62,805	1,727,766
Liberty Formula One Group Series C (a)	325,509	19,830,008
Liberty Media Class A (a)	32,992	1,900,669
Liberty SiriusXM Series A (a)	18,042	880,450
Liberty SiriusXM Series C (a)	356,345	17,435,961
Loyalty Ventures, Inc.	31,511	904,366
Magnite, Inc. (a)	181,620	3,201,961
Marchex, Inc. Class B (a)	35,256	88,493
Mediaco Holding, Inc. (a)	178	872
Meredith Corp. (a)	64,439	3,801,901
National CineMedia, Inc.	107,997	302,392
News Corp.:
Class A	679,245	14,685,277
Class B	124,438	2,681,639
Nexstar Broadcasting Group, Inc. Class A	66,178	9,893,611
Nextplay Technologies, Inc. (a)(b)	44,697	47,379
Omnicom Group, Inc.	334,744	22,531,619
PubMatic, Inc.	29,613	1,165,864
Saga Communications, Inc. Class A	7,361	175,560
Salem Communications Corp. Class A (a)	7,646	22,097
Scholastic Corp.	50,277	1,892,426
Sinclair Broadcast Group, Inc. Class A	77,434	1,806,535
Sirius XM Holdings, Inc. (b)	1,475,030	8,997,683
Stagwell, Inc.	94,948	732,999
TechTarget, Inc. (a)(b)	38,155	3,686,918
Tegna, Inc.	350,042	6,913,330
The New York Times Co. Class A	264,913	12,583,368
Thryv Holdings, Inc. (a)	25,563	999,258
Townsquare Media, Inc. (a)	7,785	98,480
Urban One, Inc.:
Class A (a)(b)	5,499	27,880
Class D (non-vtg.) (a)	38,819	130,432
ViacomCBS, Inc.:
Class A	52,140	1,739,390
Class B	912,194	28,232,404
WideOpenWest, Inc. (a)	83,183	1,547,204
		822,876,343
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	96,287	1,234,399
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	78,495	1,992,988
Spok Holdings, Inc.	30,552	294,827
T-Mobile U.S., Inc. (a)	922,768	100,406,386
Telephone & Data Systems, Inc.	152,977	2,704,633
U.S. Cellular Corp. (a)	28,689	835,137
		107,507,118
TOTAL COMMUNICATION SERVICES		6,874,185,627
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.3%
Adient PLC (a)	146,604	6,223,340
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,621,894
Aptiv PLC (a)	424,102	68,004,756
Autoliv, Inc.	122,914	11,847,680
BorgWarner, Inc.	373,877	16,181,397
Cooper-Standard Holding, Inc. (a)	28,839	665,893
Dana, Inc.	229,930	4,943,495
Dorman Products, Inc. (a)	45,778	5,080,442
Fox Factory Holding Corp. (a)	66,986	11,774,129
Garrett Motion, Inc. (a)	81,037	572,121
Gentex Corp.	373,927	12,874,307
Gentherm, Inc. (a)	54,198	4,577,021
Holley, Inc.	64,299	785,091
Horizon Global Corp. (a)	37,011	259,447
LCI Industries	39,913	6,077,553
Lear Corp.	92,816	15,573,597
Luminar Technologies, Inc. (a)(b)	334,154	5,446,710
Modine Manufacturing Co. (a)	80,051	829,328
Motorcar Parts of America, Inc. (a)(b)	28,082	450,435
Patrick Industries, Inc.	36,284	2,894,375
QuantumScape Corp. Class A (a)(b)	363,901	10,494,905
Standard Motor Products, Inc.	32,227	1,612,639
Stoneridge, Inc. (a)	42,614	930,264
Strattec Security Corp. (a)	4,907	179,498
Superior Industries International, Inc. (a)	42,371	187,704
Sypris Solutions, Inc. (a)(b)	11,882	31,844
Tenneco, Inc. (a)	112,624	1,182,552
The Goodyear Tire & Rubber Co. (a)	445,120	8,951,363
Veoneer, Inc. (a)(b)	158,285	5,634,946
Visteon Corp. (a)	43,244	4,580,404
XL Fleet Corp. (Class A) (a)(b)	173,152	786,110
XPEL, Inc. (a)(b)	26,707	1,919,966
		213,175,206
Automobiles - 2.5%
Arcimoto, Inc. (a)(b)	43,176	441,690
AYRO, Inc. (a)	34,158	77,197
Canoo, Inc. (a)(b)	232,462	2,782,570
Electric Last Mile Solutions, Inc. (a)(b)	67,202	532,912
Faraday Future Intelligent Electric, Inc. (a)(b)	288,721	1,775,634
Fisker, Inc. (a)(b)	229,875	4,917,026
Ford Motor Co.	6,150,352	118,025,255
General Motors Co. (a)	2,276,967	131,768,080
Harley-Davidson, Inc.	240,636	8,814,497
Lordstown Motors Corp. Class A (a)(b)	175,501	821,345
Lucid Group, Inc. Class A (a)(b)	863,400	45,742,932
Rivian Automotive, Inc.	243,763	29,193,057
Tesla, Inc. (a)	1,275,894	1,460,592,415
Thor Industries, Inc.	87,774	9,278,590
Winnebago Industries, Inc.	53,073	3,832,932
Workhorse Group, Inc. (a)(b)	172,353	1,006,542
		1,819,602,674
Distributors - 0.1%
Educational Development Corp.	5,163	47,345
Funko, Inc. (a)	36,933	603,485
Genuine Parts Co.	224,990	28,740,223
LKQ Corp.	419,523	23,451,336
Pool Corp.	63,025	34,923,413
Weyco Group, Inc.	9,583	236,029
		88,001,831
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	116,907	2,781,218
Adtalem Global Education, Inc. (a)	77,585	2,301,947
American Public Education, Inc. (a)	28,012	529,147
Aspen Group, Inc. (a)	21,363	65,798
Bright Horizons Family Solutions, Inc. (a)	95,867	11,786,848
Carriage Services, Inc.	23,992	1,241,346
Chegg, Inc. (a)(b)	224,778	6,260,067
Coursera, Inc.	129,556	3,885,384
Duolingo, Inc. (b)	9,044	996,558
European Wax Center, Inc.	11,400	307,458
Frontdoor, Inc. (a)	135,535	4,684,090
Graham Holdings Co.	6,298	3,567,943
Grand Canyon Education, Inc. (a)	73,149	5,301,108
H&R Block, Inc.	281,498	6,665,873
Houghton Mifflin Harcourt Co. (a)	205,437	3,196,600
Laureate Education, Inc. Class A	166,012	1,660,120
Lincoln Educational Services Corp. (a)	31,176	219,791
Mister Car Wash, Inc.	66,192	1,063,044
OneSpaWorld Holdings Ltd. (a)(b)	80,572	759,794
Perdoceo Education Corp. (a)	108,375	1,067,494
PowerSchool Holdings, Inc. (b)	63,397	1,271,110
Regis Corp. (a)(b)	39,837	108,357
Rover Group, Inc. Class A (b)	131,248	1,354,479
Service Corp. International	263,306	17,420,325
StoneMor, Inc. (a)(b)	177,227	435,978
Strategic Education, Inc.	37,303	1,995,711
Stride, Inc. (a)	69,044	2,356,472
Terminix Global Holdings, Inc. (a)	197,468	7,369,506
The Beachbody Co., Inc. (b)	175,511	456,329
Universal Technical Institute, Inc. (a)	46,086	387,122
Vivint Smart Home, Inc. Class A (a)(b)	79,191	834,673
WW International, Inc. (a)	74,936	1,260,424
Xpresspa Group, Inc. (a)(b)	140,249	251,046
Zovio, Inc. (a)	36,795	50,409
		93,893,569
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	93,729	1,193,170
Airbnb, Inc. Class A	528,214	91,138,044
Allied Esports Entertainment, Inc. (a)(b)	25,037	46,318
ARAMARK Holdings Corp.	401,561	13,412,137
Bally's Corp. (a)	46,457	1,781,161
BBQ Holdings, Inc. (a)	10,380	133,798
Biglari Holdings, Inc. (a)	174	120,234
Biglari Holdings, Inc. (a)	1,581	224,296
BJ's Restaurants, Inc. (a)	37,258	1,112,524
Bloomin' Brands, Inc. (a)	130,439	2,304,857
Bluegreen Vacations Holding Corp. Class A (a)	30,107	895,081
Booking Holdings, Inc. (a)	64,416	135,392,770
Boyd Gaming Corp. (a)	128,788	7,548,265
Brinker International, Inc. (a)	71,650	2,479,090
BurgerFi International, Inc. (a)(b)	21,228	138,619
Caesars Entertainment, Inc. (a)	332,293	29,929,631
Carnival Corp. (a)(b)	1,264,754	22,284,965
Carrols Restaurant Group, Inc.	60,237	172,278
Century Casinos, Inc. (a)	39,038	509,446
Chipotle Mexican Grill, Inc. (a)	44,058	72,405,358
Choice Hotels International, Inc.	50,541	7,255,161
Churchill Downs, Inc.	54,701	12,265,058
Chuy's Holdings, Inc. (a)(b)	33,724	966,530
Cracker Barrel Old Country Store, Inc.	37,077	4,524,136
Darden Restaurants, Inc.	203,722	28,103,450
Dave & Buster's Entertainment, Inc. (a)	66,331	2,154,431
Del Taco Restaurants, Inc.	63,136	483,622
Denny's Corp. (a)	103,084	1,427,713
Dine Brands Global, Inc. (a)	28,616	2,055,201
Domino's Pizza, Inc.	57,536	30,156,919
Dover Motorsports, Inc.	48,350	174,060
DraftKings, Inc. Class A (a)(b)	515,518	17,811,147
Drive Shack, Inc. (a)	119,769	204,805
El Pollo Loco Holdings, Inc. (a)	26,883	339,263
Esports Entertainment Group, Inc. (a)(b)	23,795	120,403
Esports Technologies, Inc. (b)	3,383	97,904
Everi Holdings, Inc. (a)	137,467	2,851,066
Expedia, Inc. (a)	226,750	36,527,158
F45 Training Holdings, Inc.	26,143	278,162
Fiesta Restaurant Group, Inc. (a)(b)	35,860	334,574
Full House Resorts, Inc. (a)	46,836	419,651
GAN Ltd. (a)	71,082	687,363
Golden Entertainment, Inc. (a)	31,438	1,443,319
Golden Nugget Online Gaming, Inc. (a)	73,716	919,239
Good Times Restaurants, Inc. (a)	5,599	25,251
Hall of Fame Resort & Entertainment Co. (a)	89,097	165,720
Hilton Grand Vacations, Inc. (a)	138,458	6,576,755
Hilton Worldwide Holdings, Inc. (a)	435,828	58,867,288
Hyatt Hotels Corp. Class A (a)	75,666	5,960,211
Inspired Entertainment, Inc. (a)(b)	28,937	372,998
Jack in the Box, Inc.	35,134	2,902,068
Krispy Kreme, Inc. (b)	53,506	778,512
Kura Sushi U.S.A., Inc. Class A (a)	5,622	357,559
Las Vegas Sands Corp. (a)	542,258	19,315,230
Lindblad Expeditions Holdings (a)	44,975	630,100
Luby's, Inc. (a)	13,059	37,349
Marriott International, Inc. Class A (a)	427,720	63,114,363
Marriott Vacations Worldwide Corp.	68,223	10,414,241
McDonald's Corp.	1,174,439	287,267,779
Membership Collective Group, Inc. Class A (b)	56,459	701,221
MGM Resorts International	632,978	25,053,269
Monarch Casino & Resort, Inc. (a)	20,944	1,410,997
Nathan's Famous, Inc.	6,187	380,748
Noodles & Co. (a)	50,229	516,856
Norwegian Cruise Line Holdings Ltd. (a)(b)	594,586	11,600,373
Papa John's International, Inc.	52,065	6,347,765
Penn National Gaming, Inc. (a)	260,015	13,320,568
Planet Fitness, Inc. (a)	132,483	10,822,536
Playa Hotels & Resorts NV (a)	203,209	1,446,848
PlayAGS, Inc. (a)	60,755	437,436
Potbelly Corp. (a)	36,935	196,864
Rave Restaurant Group, Inc. (a)	6,403	7,940
RCI Hospitality Holdings, Inc.	12,368	783,018
Red Robin Gourmet Burgers, Inc. (a)	25,958	423,115
Red Rock Resorts, Inc.	100,702	4,787,373
Royal Caribbean Cruises Ltd. (a)	348,605	24,339,601
Rush Street Interactive, Inc. (a)	87,753	1,565,514
Ruth's Hospitality Group, Inc. (a)	49,781	846,277
Scientific Games Corp. Class A (a)	154,132	9,852,117
SeaWorld Entertainment, Inc. (a)	80,311	4,737,546
Shake Shack, Inc. Class A (a)	59,991	4,378,743
Six Flags Entertainment Corp. (a)	121,554	4,445,230
Starbucks Corp.	1,854,711	203,350,514
Target Hospitality Corp. (a)	59,831	220,776
Texas Roadhouse, Inc. Class A	110,024	9,125,391
The Cheesecake Factory, Inc. (a)	76,873	2,945,773
The ONE Group Hospitality, Inc. (a)	28,961	379,679
Travel+Leisure Co.	139,005	6,841,826
Vail Resorts, Inc.	63,380	21,023,780
Wendy's Co.	277,871	5,718,585
Wingstop, Inc.	47,163	7,574,378
Wyndham Hotels & Resorts, Inc.	147,576	11,729,340
Wynn Resorts Ltd. (a)	166,538	13,491,243
Xponential Fitness, Inc.	15,142	294,512
Yum! Brands, Inc.	464,932	57,112,247
		1,459,817,800
Household Durables - 0.5%
Aterian, Inc. (a)(b)	32,533	158,761
Bassett Furniture Industries, Inc.	12,880	196,291
Beazer Homes U.S.A., Inc. (a)	48,298	948,573
Casper Sleep, Inc. (a)(b)	34,292	224,270
Cavco Industries, Inc. (a)	13,634	4,055,979
Century Communities, Inc.	45,755	3,251,808
Cricut, Inc. (b)	35,040	874,949
D.R. Horton, Inc.	510,832	49,908,286
Dixie Group, Inc. (a)	7,832	49,028
Dream Finders Homes, Inc. (b)	23,274	390,305
Emerson Radio Corp. (a)	16,730	15,731
Ethan Allen Interiors, Inc.	37,945	853,763
Flexsteel Industries, Inc.	17,223	488,789
Garmin Ltd.	238,278	31,819,644
GoPro, Inc. Class A (a)	205,753	2,057,530
Green Brick Partners, Inc. (a)	80,012	1,996,299
Hamilton Beach Brands Holding Co. Class A	10,452	156,780
Helen of Troy Ltd. (a)	38,373	9,228,707
Hooker Furnishings Corp.	18,614	441,896
Hovnanian Enterprises, Inc. Class A (a)	7,272	694,549
Installed Building Products, Inc.	36,513	4,713,463
iRobot Corp. (a)(b)	44,313	3,363,800
KB Home	144,199	5,766,518
Koss Corp. (a)(b)	6,703	94,043
La-Z-Boy, Inc.	74,632	2,491,962
Landsea Homes Corp. (a)	14,492	109,994
Legacy Housing Corp. (a)	11,991	299,415
Leggett & Platt, Inc.	211,161	8,528,793
Lennar Corp.:
Class A	420,676	44,192,014
Class B	34,891	2,992,950
LGI Homes, Inc. (a)	35,878	5,154,233
Lifetime Brands, Inc.	15,102	245,256
Live Ventures, Inc. (a)(b)	1,880	64,785
Lovesac (a)(b)	21,120	1,336,474
M.D.C. Holdings, Inc.	91,120	4,359,181
M/I Homes, Inc. (a)	46,618	2,605,480
Meritage Homes Corp. (a)	59,899	6,760,201
Mohawk Industries, Inc. (a)	87,132	14,626,849
Newell Brands, Inc.	598,869	12,857,717
Nova LifeStyle, Inc. (a)(b)	3,687	7,116
NVR, Inc. (a)	5,263	27,500,964
PulteGroup, Inc.	406,093	20,316,833
Purple Innovation, Inc. (a)(b)	94,675	977,046
Skyline Champion Corp. (a)	82,657	6,467,910
Snap One Holdings Corp.	16,873	370,194
Sonos, Inc. (a)	197,634	6,255,116
Taylor Morrison Home Corp. (a)	195,148	6,061,297
Tempur Sealy International, Inc.	307,491	13,172,914
Toll Brothers, Inc.	180,989	11,487,372
TopBuild Corp. (a)	52,276	14,103,542
Traeger, Inc.	39,712	512,682
TRI Pointe Homes, Inc. (a)	189,351	4,728,094
Tupperware Brands Corp. (a)	76,977	1,203,920
Universal Electronics, Inc. (a)	23,102	836,292
Vizio Holding Corp.	24,290	467,097
VOXX International Corp. (a)	27,867	286,751
Vuzix Corp. (a)(b)	88,239	950,334
Weber, Inc. (b)	23,584	317,441
Whirlpool Corp.	98,176	21,376,842
ZAGG, Inc. rights (a)(c)	43,858	3,947
		365,778,770
Internet & Direct Marketing Retail - 3.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	39,271	1,169,490
1847 Goedeker, Inc. (a)(b)	168,222	356,631
1stDibs.com, Inc. (b)	6,388	82,341
Amazon.com, Inc. (a)	684,862	2,401,858,974
BARK, Inc.	149,946	803,711
CarParts.com, Inc. (a)(b)	66,808	826,415
Chewy, Inc. (a)(b)	135,892	9,275,988
ContextLogic, Inc. (b)	526,320	1,963,174
Doordash, Inc.	240,564	43,005,626
Duluth Holdings, Inc. (a)	15,571	215,970
eBay, Inc.	1,019,294	68,761,573
Etsy, Inc. (a)	198,596	54,530,490
Groupon, Inc. (a)(b)	35,364	730,620
iMedia Brands, Inc. (a)	24,675	174,699
Lands' End, Inc. (a)	23,736	546,165
Liquidity Services, Inc. (a)	40,743	923,644
Overstock.com, Inc. (a)(b)	68,032	6,072,536
PetMed Express, Inc.	33,067	904,713
Porch Group, Inc. Class A (a)	118,909	2,501,845
Poshmark, Inc. (b)	30,731	583,274
Quotient Technology, Inc. (a)	129,357	906,793
Qurate Retail, Inc. Series A	576,339	4,610,712
Remark Holdings, Inc. (a)(b)	139,324	157,436
Revolve Group, Inc. (a)	57,836	4,405,368
RumbleON, Inc. Class B (a)	3,876	152,908
Shutterstock, Inc.	37,062	4,225,439
Stitch Fix, Inc. (a)	109,483	2,726,127
The RealReal, Inc. (a)	125,506	1,954,128
thredUP, Inc. (a)(b)	29,685	555,703
Waitr Holdings, Inc. (a)(b)	137,727	148,745
Wayfair LLC Class A (a)(b)	121,065	30,004,750
Xometry, Inc. (b)	13,835	687,738
		2,645,823,726
Leisure Products - 0.1%
Acushnet Holdings Corp.	55,361	3,010,531
American Outdoor Brands, Inc. (a)	21,630	510,252
AMMO, Inc. (b)	125,401	777,486
Brunswick Corp.	121,682	11,427,157
Callaway Golf Co. (a)	185,914	5,012,241
Clarus Corp.	34,795	918,240
Escalade, Inc.	10,156	172,754
Genius Brands International, Inc. (a)(b)	425,203	527,252
Hasbro, Inc.	202,539	19,628,054
Hayward Holdings, Inc. (b)	70,813	1,733,502
JAKKS Pacific, Inc. (a)	11,881	127,127
Johnson Outdoors, Inc. Class A	12,012	1,249,728
Latham Group, Inc. (b)	35,725	920,633
Malibu Boats, Inc. Class A (a)	32,668	2,269,446
Marine Products Corp.	45,533	538,200
MasterCraft Boat Holdings, Inc. (a)	30,461	833,413
Mattel, Inc. (a)	555,543	11,783,067
Nautilus, Inc. (a)(b)	53,757	368,235
Peloton Interactive, Inc. Class A (a)	467,746	20,580,824
Polaris, Inc.	88,673	9,912,755
Smith & Wesson Brands, Inc.	77,606	1,765,537
Sturm, Ruger & Co., Inc.	27,008	1,936,204
Vinco Ventures, Inc. (a)(b)	74,238	225,684
Vista Outdoor, Inc. (a)	90,430	3,949,078
YETI Holdings, Inc. (a)	137,406	12,663,337
		112,840,737
Multiline Retail - 0.5%
Big Lots, Inc. (b)	54,004	2,342,694
Dillard's, Inc. Class A	7,408	2,029,051
Dollar General Corp.	370,857	82,070,654
Dollar Tree, Inc. (a)	364,685	48,805,794
Franchise Group, Inc.	47,283	2,257,763
Kohl's Corp.	246,323	12,619,127
Macy's, Inc.	493,553	14,066,261
Nordstrom, Inc. (a)	171,278	3,625,955
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	95,759	5,926,525
Target Corp.	777,553	189,598,524
Tuesday Morning Corp. (b)	59,058	132,290
		363,474,638
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	103,189	3,714,804
Academy Sports & Outdoors, Inc. (a)	136,220	6,078,136
Advance Auto Parts, Inc.	103,327	22,806,335
America's Car Mart, Inc. (a)	10,463	1,026,839
American Eagle Outfitters, Inc.	234,232	6,064,266
Arko Corp.	126,616	1,193,989
Asbury Automotive Group, Inc. (a)	35,497	5,808,729
AutoNation, Inc. (a)(b)	68,058	8,428,983
AutoZone, Inc. (a)	33,783	61,386,076
Barnes & Noble Education, Inc. (a)	70,687	496,223
Bath & Body Works, Inc.	415,018	31,180,302
Bed Bath & Beyond, Inc. (a)(b)	168,215	3,083,381
Best Buy Co., Inc.	354,700	37,903,242
Big 5 Sporting Goods Corp.	32,469	770,489
Boot Barn Holdings, Inc. (a)	47,052	5,756,342
Build-A-Bear Workshop, Inc.	23,020	392,721
Burlington Stores, Inc. (a)	104,584	30,656,708
Caleres, Inc.	68,876	1,626,162
Camping World Holdings, Inc.	65,207	2,859,979
CarLotz, Inc. Class A (a)(b)	137,648	407,438
CarMax, Inc. (a)	255,993	36,159,011
Carvana Co. Class A (a)(b)	132,449	37,141,349
Chico's FAS, Inc. (a)	202,946	1,162,881
Citi Trends, Inc. (a)	15,082	1,278,954
Conn's, Inc. (a)	29,861	653,359
Designer Brands, Inc. Class A (a)(b)	88,802	1,214,811
Dick's Sporting Goods, Inc.	103,653	12,185,447
Envela Corp. (a)	402	1,636
EVgo, Inc. Class A (a)(b)	118,741	1,487,825
Express, Inc. (a)	96,752	352,177
Five Below, Inc. (a)	88,421	17,988,368
Floor & Decor Holdings, Inc. Class A (a)	165,395	21,321,069
Foot Locker, Inc.	136,989	6,252,178
GameStop Corp. Class A (a)(b)	97,377	19,106,341
Gap, Inc.	331,157	5,474,025
Genesco, Inc. (a)	26,115	1,650,468
Group 1 Automotive, Inc.	28,239	5,499,545
GrowGeneration Corp. (a)(b)	81,406	1,326,918
Guess?, Inc.	66,366	1,496,553
Haverty Furniture Companies, Inc.	27,351	818,068
Hibbett, Inc.	25,777	2,009,317
J.Jill, Inc. (a)(b)	3,463	53,711
JOANN, Inc.	13,717	125,373
Kirkland's, Inc. (a)	25,171	543,442
Lazydays Holdings, Inc. (a)(b)	12,717	257,265
Leslie's, Inc. (a)	205,189	4,300,761
Lithia Motors, Inc. Class A (sub. vtg.)	47,409	13,811,664
LMP Automotive Holdings, Inc. (a)(b)	8,069	82,627
Lowe's Companies, Inc.	1,111,011	271,742,180
Lumber Liquidators Holdings, Inc. (a)	50,665	777,201
MarineMax, Inc. (a)	35,375	1,884,426
Monro, Inc.	53,112	2,975,334
Murphy U.S.A., Inc.	38,148	6,612,193
National Vision Holdings, Inc. (a)	130,094	6,249,716
O'Reilly Automotive, Inc. (a)	107,959	68,895,115
OneWater Marine, Inc. Class A	15,654	801,172
Party City Holdco, Inc. (a)	171,416	942,788
Penske Automotive Group, Inc.	49,522	4,933,382
Petco Health & Wellness Co., Inc. (b)	125,352	2,402,998
Rent-A-Center, Inc.	98,678	4,358,607
RH (a)(b)	26,583	15,502,674
Ross Stores, Inc.	560,864	61,184,654
Sally Beauty Holdings, Inc. (a)	175,218	3,432,521
Shift Technologies, Inc. Class A (a)(b)	132,997	613,116
Shoe Carnival, Inc.	30,232	1,182,071
Signet Jewelers Ltd.	82,304	7,995,011
Sleep Number Corp. (a)	38,662	3,084,454
Sonic Automotive, Inc. Class A (sub. vtg.)	34,017	1,527,703
Sportsman's Warehouse Holdings, Inc. (a)	71,936	1,225,070
The Aaron's Co., Inc.	54,327	1,206,059
The Buckle, Inc.	46,567	2,190,512
The Cato Corp. Class A (sub. vtg.)	41,620	684,649
The Children's Place, Inc. (a)	24,987	2,162,125
The Container Store Group, Inc. (a)	45,507	529,246
The Home Depot, Inc.	1,671,562	669,644,453
The ODP Corp. (a)	76,422	2,885,695
Tile Shop Holdings, Inc.	45,679	329,346
Tilly's, Inc.	36,368	546,247
TJX Companies, Inc.	1,894,872	131,504,117
Torrid Holdings, Inc. (b)	13,880	225,828
Tractor Supply Co.	179,318	40,405,725
TravelCenters of America LLC (a)	19,777	1,032,755
Ulta Beauty, Inc. (a)	85,763	32,928,704
Urban Outfitters, Inc. (a)	108,681	3,441,927
Victoria's Secret & Co.	117,292	6,366,610
Vroom, Inc. (a)(b)	203,379	2,812,732
Williams-Sonoma, Inc.	118,065	23,003,785
Winmark Corp.	4,695	1,183,610
Zumiez, Inc. (a)	31,449	1,439,106
		1,818,241,904
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	241,328	14,291,444
Carter's, Inc.	70,215	7,093,821
Charles & Colvard Ltd. (a)	34,272	105,900
Columbia Sportswear Co.	54,278	5,293,733
Crocs, Inc. (a)	96,647	15,852,041
Crown Crafts, Inc.	2,254	17,130
Culp, Inc.	14,133	149,951
Deckers Outdoor Corp. (a)	43,442	17,611,387
Delta Apparel, Inc. (a)	10,797	317,864
Fossil Group, Inc. (a)	73,749	881,301
G-III Apparel Group Ltd. (a)(b)	70,446	2,088,019
Hanesbrands, Inc.	558,849	9,025,411
Kontoor Brands, Inc.	74,861	4,036,505
Lakeland Industries, Inc. (a)(b)	10,472	200,434
Levi Strauss & Co. Class A	137,846	3,524,722
lululemon athletica, Inc. (a)	185,757	84,409,838
Movado Group, Inc.	27,839	1,249,136
NIKE, Inc. Class B	2,009,848	340,146,676
Oxford Industries, Inc.	26,813	2,561,714
PLBY Group, Inc. (a)	31,183	1,195,868
PVH Corp.	112,950	12,060,801
Ralph Lauren Corp.	76,349	8,859,538
Rocky Brands, Inc.	10,160	360,985
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	213,969	9,611,487
Steven Madden Ltd.	120,378	5,711,936
Superior Group of Companies, Inc.	16,600	371,176
Tapestry, Inc.	439,493	17,632,459
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	8,054,310
Class C (non-vtg.) (a)	267,586	5,370,451
Unifi, Inc. (a)	23,352	475,680
Vera Bradley, Inc. (a)	33,550	319,061
VF Corp.	511,712	36,705,102
Vince Holding Corp. (a)	3,162	31,936
Wolverine World Wide, Inc.	134,660	4,191,966
		619,809,783
TOTAL CONSUMER DISCRETIONARY		9,600,460,638
CONSUMER STAPLES - 5.0%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	127,625	159,531
Boston Beer Co., Inc. Class A (a)(b)	14,781	6,668,744
Brown-Forman Corp.:
Class A	74,968	4,923,149
Class B (non-vtg.)	300,702	21,157,393
Celsius Holdings, Inc. (a)	61,125	4,181,561
Coca-Cola Bottling Co. Consolidated	7,622	4,348,885
Constellation Brands, Inc. Class A (sub. vtg.)	264,784	59,663,779
Duckhorn Portfolio, Inc.	48,352	928,842
Keurig Dr. Pepper, Inc.	1,162,104	39,499,915
MGP Ingredients, Inc.	20,436	1,593,599
Molson Coors Beverage Co. Class B	297,158	13,205,702
Monster Beverage Corp. (a)	588,763	49,326,564
National Beverage Corp. (b)	37,110	1,927,493
Newage, Inc. (a)	192,160	217,141
PepsiCo, Inc.	2,172,497	347,121,571
REED'S, Inc. (a)(b)	103,117	44,856
The Coca-Cola Co.	6,111,726	320,560,029
Vintage Wine Estates, Inc.	35,770	401,339
Willamette Valley Vineyards, Inc. (a)	6,462	83,360
Zevia PBC (b)	10,236	78,305
		876,091,758
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	164,246	5,779,817
Andersons, Inc.	49,516	1,682,554
BJ's Wholesale Club Holdings, Inc. (a)	218,454	14,450,732
Blue Apron Holdings, Inc.:
rights 10/28/21 (a)(c)	20,436	0
Class A (a)(b)	33,495	375,479
Casey's General Stores, Inc.	58,280	11,323,221
Chefs' Warehouse Holdings (a)	53,535	1,663,332
Costco Wholesale Corp.	694,292	374,487,219
Grocery Outlet Holding Corp. (a)	138,195	4,002,127
HF Foods Group, Inc. (a)	51,019	364,276
Ingles Markets, Inc. Class A	22,175	1,702,597
Kroger Co.	1,074,506	44,624,234
Natural Grocers by Vitamin Cottage, Inc.	14,534	186,907
Performance Food Group Co. (a)	243,176	9,802,425
PriceSmart, Inc.	35,704	2,560,691
Rite Aid Corp. (a)(b)	84,039	1,035,360
SpartanNash Co.	56,475	1,351,447
Sprouts Farmers Market LLC (a)	185,834	4,917,168
Sysco Corp.	799,608	56,004,544
U.S. Foods Holding Corp. (a)	351,945	11,058,112
United Natural Foods, Inc. (a)	87,870	4,368,896
Village Super Market, Inc. Class A	10,604	225,441
Walgreens Boots Alliance, Inc.	1,124,625	50,383,200
Walmart, Inc.	2,244,728	315,676,099
Weis Markets, Inc.	28,274	1,779,848
		919,805,726
Food Products - 0.8%
Alico, Inc.	7,630	265,677
AppHarvest, Inc. (a)(b)	112,964	565,950
Arcadia Biosciences, Inc. (a)(b)	10,882	14,038
Archer Daniels Midland Co.	874,632	54,410,857
B&G Foods, Inc. Class A (b)	103,217	3,109,928
Beyond Meat, Inc. (a)(b)	95,900	6,737,934
Bunge Ltd.	221,504	19,175,601
Cal-Maine Foods, Inc. (a)(b)	61,762	2,227,138
Calavo Growers, Inc.	25,925	1,051,000
Campbell Soup Co.	320,542	12,927,459
Coffee Holding Co., Inc. (a)	10,373	45,641
Conagra Brands, Inc.	752,269	22,981,818
Darling Ingredients, Inc. (a)	255,417	17,245,756
Farmer Brothers Co. (a)(b)	19,225	120,925
Flowers Foods, Inc.	308,143	7,956,252
Fresh Del Monte Produce, Inc.	48,021	1,189,000
Freshpet, Inc. (a)	69,507	7,508,146
General Mills, Inc.	950,637	58,720,847
Hormel Foods Corp.	448,814	18,580,900
Hostess Brands, Inc. Class A (a)	214,421	3,643,013
Ingredion, Inc.	106,011	9,872,804
J&J Snack Foods Corp.	24,991	3,413,271
John B. Sanfilippo & Son, Inc.	16,536	1,362,566
Kellogg Co.	396,254	24,242,820
Laird Superfood, Inc. (a)	5,131	68,396
Lamb Weston Holdings, Inc.	228,297	11,853,180
Lancaster Colony Corp.	32,415	4,739,073
Landec Corp. (a)	46,512	369,770
Lifeway Foods, Inc. (a)	1,384	7,072
Limoneira Co.	21,703	317,298
McCormick & Co., Inc. (non-vtg.)	392,069	33,647,362
Mission Produce, Inc. (a)	70,289	1,244,818
Mondelez International, Inc.	2,192,834	129,245,636
Pilgrim's Pride Corp. (a)	80,215	2,252,437
Post Holdings, Inc. (a)	92,301	8,916,277
RiceBran Technologies (a)	61,313	26,365
S&W Seed Co. (a)	9,599	28,029
Sanderson Farms, Inc.	32,604	6,122,379
Seaboard Corp.	457	1,777,739
Seneca Foods Corp. Class A (a)	11,293	482,324
Tattooed Chef, Inc. (a)(b)	69,948	1,125,463
The Hain Celestial Group, Inc. (a)	147,656	5,822,076
The Hershey Co.	227,036	40,296,620
The J.M. Smucker Co.	171,082	21,636,741
The Kraft Heinz Co.	1,114,024	37,442,347
The Simply Good Foods Co. (a)	133,189	4,923,997
Tootsie Roll Industries, Inc.	29,864	939,223
TreeHouse Foods, Inc. (a)	89,042	3,267,841
Tyson Foods, Inc. Class A	460,213	36,338,418
Utz Brands, Inc. Class A	97,158	1,370,899
Vital Farms, Inc. (a)(b)	29,495	498,760
Whole Earth Brands, Inc. Class A (a)(b)	46,303	488,960
		632,618,841
Household Products - 1.1%
Central Garden & Pet Co. (a)	68,586	3,304,473
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,848	253,511
Church & Dwight Co., Inc.	391,537	34,995,577
Colgate-Palmolive Co.	1,322,048	99,180,041
Energizer Holdings, Inc.	97,882	3,640,232
Kimberly-Clark Corp.	526,162	68,564,170
Ocean Bio-Chem, Inc.	523	5,152
Oil-Dri Corp. of America	9,041	301,065
Procter & Gamble Co.	3,816,209	551,747,497
Reynolds Consumer Products, Inc.	83,102	2,424,916
Spectrum Brands Holdings, Inc.	66,705	6,677,171
The Clorox Co.	196,300	31,967,455
WD-40 Co. (b)	21,362	4,792,565
		807,853,825
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	62,008	1,334,412
Better Choice Co., Inc. (b)	17,919	67,375
Coty, Inc. Class A (a)	525,573	5,113,825
Cyanotech Corp. (a)	1,622	5,726
Edgewell Personal Care Co.	85,655	3,636,911
elf Beauty, Inc. (a)	72,671	2,188,851
Estee Lauder Companies, Inc. Class A	364,356	120,991,697
Guardion Health Sciences, Inc. (a)(b)	21,495	21,710
Herbalife Nutrition Ltd. (a)	158,116	5,907,214
Inter Parfums, Inc.	28,479	2,501,311
Lifemd, Inc. (a)(b)	30,706	124,973
LifeVantage Corp. (a)	21,148	135,982
Mannatech, Inc.	422	15,361
MediFast, Inc.	18,479	3,801,869
Natural Alternatives International, Inc. (a)	1,931	24,968
Natural Health Trends Corp.	15,505	109,465
Nature's Sunshine Products, Inc.	22,697	385,849
Nu Skin Enterprises, Inc. Class A	80,123	3,515,797
Revlon, Inc. (a)	16,265	184,933
Summer Infant, Inc. (a)(b)	2,555	27,594
The Beauty Health Co.	146,662	3,807,346
The Honest Co., Inc.	44,122	376,802
USANA Health Sciences, Inc. (a)	18,350	1,829,862
Veru, Inc. (a)(b)	88,157	661,178
		156,771,011
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	260,654	654,242
Altria Group, Inc.	2,894,994	123,442,544
Philip Morris International, Inc.	2,447,613	210,347,861
Turning Point Brands, Inc.	21,840	829,920
Universal Corp.	39,521	1,840,493
Vector Group Ltd.	206,245	3,205,047
		340,320,107
TOTAL CONSUMER STAPLES		3,733,461,268
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Archrock, Inc.	221,194	1,634,624
Aspen Aerogels, Inc. (a)	42,482	2,428,271
Baker Hughes Co. Class A	1,291,994	30,155,140
Bristow Group, Inc. (a)	36,501	1,084,080
Cactus, Inc.	86,330	3,151,045
Championx Corp. (a)	299,800	6,118,918
Core Laboratories NV	72,272	1,654,306
Dawson Geophysical Co. (a)	16,756	39,041
DMC Global, Inc. (a)	40,078	1,462,847
Dril-Quip, Inc. (a)	52,747	1,007,995
ENGlobal Corp. (a)(b)	22,963	43,170
Enservco Corp. (a)(b)	967	1,015
Expro Group Holdings NV (a)	34,049	477,026
Exterran Corp. (a)(b)	49,663	169,351
Forum Energy Technologies, Inc. (a)(b)	6,537	115,051
FTS International, Inc. Class A	14,763	388,857
Geospace Technologies Corp. (a)	18,281	157,399
Gulf Island Fabrication, Inc. (a)	16,117	64,468
Halliburton Co.	1,411,681	30,478,193
Helix Energy Solutions Group, Inc. (a)	222,819	677,370
Helmerich & Payne, Inc.	171,933	3,859,896
Independence Contract Drilling, Inc. (a)(b)	2,530	7,691
ION Geophysical Corp. (a)(b)	18,615	32,390
KLX Energy Services Holdings, Inc. (a)	7,463	29,852
Liberty Oilfield Services, Inc. Class A (a)	132,072	1,215,062
Mammoth Energy Services, Inc. (a)(b)	46,773	90,272
MIND Technology, Inc. (a)	16,422	27,096
Nabors Industries Ltd. (a)	11,119	905,754
Natural Gas Services Group, Inc. (a)	16,673	177,734
NCS Multistage Holdings, Inc. (a)	1,463	47,006
Newpark Resources, Inc. (a)	154,268	421,152
Nextier Oilfield Solutions, Inc. (a)	267,599	963,356
Nine Energy Service, Inc. (a)(b)	20,239	26,715
Noble Corp.	99,178	2,316,798
NOV, Inc.	623,097	7,427,316
Oceaneering International, Inc. (a)	167,706	1,792,777
Oil States International, Inc. (a)	97,333	492,505
Patterson-UTI Energy, Inc.	309,541	2,185,359
Profire Energy, Inc. (a)	29,334	32,561
ProPetro Holding Corp. (a)	121,819	1,001,352
Ranger Energy Services, Inc. Class A (a)	3,186	31,860
RPC, Inc. (a)(b)	97,866	394,400
Schlumberger Ltd.	2,208,349	63,335,449
SEACOR Marine Holdings, Inc. (a)	36,271	134,928
Select Energy Services, Inc. Class A (a)	103,572	593,468
Smart Sand, Inc. (a)	29,122	55,914
Solaris Oilfield Infrastructure, Inc. Class A	51,951	355,345
Superior Drilling Products, Inc. (a)(b)	18,281	15,559
TechnipFMC PLC (a)	674,515	3,824,500
TETRA Technologies, Inc. (a)	184,288	480,992
Tidewater, Inc. (a)	63,015	657,246
Transocean Ltd. (United States) (a)(b)	925,086	2,793,760
U.S. Silica Holdings, Inc. (a)	118,181	1,146,356
U.S. Well Services, Inc. (a)(b)	9,269	15,943
Valaris Ltd.	115,650	3,592,089
Weatherford International PLC (a)	109,589	3,150,684
		184,939,304
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	5,219	142,218
Aemetis, Inc. (a)	41,935	786,701
Alto Ingredients, Inc. (a)	97,400	507,454
Altus Midstream Co.	5,123	324,696
American Resources Corp. (a)(b)	28,935	54,398
Amplify Energy Corp. (a)(b)	57,284	181,017
Antero Midstream GP LP	475,941	4,621,387
Antero Resources Corp. (a)	433,190	7,606,816
APA Corp.	603,034	15,540,186
Arch Resources, Inc.	24,768	1,919,272
Barnwell Industries, Inc. (a)	2,008	5,040
Battalion Oil Corp. (a)	3,202	36,663
Berry Corp.	103,193	839,991
Brigham Minerals, Inc. Class A	53,963	1,120,272
California Resources Corp.	127,993	5,000,687
Callon Petroleum Co. (a)(b)	69,379	3,527,228
Camber Energy, Inc. (a)(b)	104,270	124,081
Centennial Resource Development, Inc. Class A (a)(b)	298,555	1,859,998
Centrus Energy Corp. Class A (a)(b)	14,033	778,691
Cheniere Energy, Inc.	368,002	38,570,290
Chesapeake Energy Corp.	161,723	9,628,987
Chevron Corp.	3,038,073	342,907,300
Civitas Resources, Inc.	83,636	4,274,636
Clean Energy Fuels Corp. (a)(b)	279,379	2,003,147
CNX Resources Corp. (a)	366,562	4,999,906
Comstock Resources, Inc. (a)(b)	122,476	990,831
ConocoPhillips Co.	2,105,401	147,651,772
CONSOL Energy, Inc. (a)	51,003	1,119,516
Contango Oil & Gas Co. (a)(b)	199,857	695,502
Continental Resources, Inc.	100,040	4,435,774
Coterra Energy, Inc.	1,289,599	25,895,148
CVR Energy, Inc.	47,964	748,718
Delek U.S. Holdings, Inc. (a)	114,695	1,798,418
Denbury, Inc. (a)	78,325	6,236,237
Devon Energy Corp.	988,621	41,581,399
Diamondback Energy, Inc.	268,573	28,664,796
Dorian LPG Ltd.	50,344	619,735
DT Midstream, Inc.	153,790	7,054,347
Earthstone Energy, Inc. (a)	34,734	354,981
Ecoark Holdings, Inc. (a)(b)	7,348	22,558
EOG Resources, Inc.	918,855	79,940,385
Epsilon Energy Ltd. (a)	4,798	26,149
EQT Corp. (a)	476,074	9,250,118
Equitrans Midstream Corp.	639,387	6,150,903
Evolution Petroleum Corp.	44,969	223,496
Exxon Mobil Corp.	6,652,030	398,057,475
Falcon Minerals Corp.	69,442	322,211
Gevo, Inc. (a)(b)	294,961	1,696,026
Goodrich Petroleum Corp. (a)	18,445	424,235
Green Plains, Inc. (a)	79,336	3,066,336
Gulfport Energy Corp.	22,157	1,617,239
Hallador Energy Co. (a)	21,030	51,734
Hess Corp.	437,058	32,569,562
HollyFrontier Corp.	236,811	7,653,732
Houston American Energy Corp. (a)	2,058	3,375
International Seaways, Inc.	66,704	973,878
Kinder Morgan, Inc.	3,047,493	47,114,242
Kosmos Energy Ltd. (a)	626,054	2,291,358
Laredo Petroleum, Inc. (a)(b)	19,639	1,156,737
Magnolia Oil & Gas Corp. Class A	236,222	4,481,131
Marathon Oil Corp.	1,239,422	19,198,647
Marathon Petroleum Corp.	1,002,887	61,025,674
Matador Resources Co.	175,694	6,899,503
Murphy Oil Corp.	229,827	6,108,802
NACCO Industries, Inc. Class A	5,538	164,091
New Fortress Energy, Inc.	72,352	1,800,841
Nextdecade Corp. (a)(b)	187,589	596,533
Northern Oil & Gas, Inc.	100,949	2,057,341
Oasis Petroleum, Inc.	33,608	4,029,599
Occidental Petroleum Corp.	1,414,498	41,939,866
ONEOK, Inc.	706,908	42,301,375
Overseas Shipholding Group, Inc. (a)	101,293	181,314
Ovintiv, Inc.	414,948	14,423,592
Par Pacific Holdings, Inc. (a)	70,672	956,899
PBF Energy, Inc. Class A (a)	150,245	1,882,570
PDC Energy, Inc.	160,269	8,082,366
Peabody Energy Corp. (a)	125,236	1,247,351
Phillips 66 Co.	696,105	48,149,583
Phx Minerals, Inc. Class A	22,781	56,725
Pioneer Natural Resources Co.	357,766	63,796,833
PrimeEnergy Corp. (a)	89	5,616
Range Resources Corp. (a)	407,661	7,973,849
Ranger Oil Corp. (a)	21,818	587,341
Renewable Energy Group, Inc. (a)	74,788	3,573,371
Rex American Resources Corp. (a)	8,974	816,634
Riley Exploration Permian, Inc.	3,189	56,031
Ring Energy, Inc. (a)(b)	124,626	287,886
SandRidge Energy, Inc. (a)	51,200	544,256
SilverBow Resources, Inc. (a)	13,825	325,855
SM Energy Co.	179,455	5,204,195
Southwestern Energy Co. (a)	1,011,956	4,533,563
Stabilis Solutions, Inc. (a)	1,783	9,700
Talos Energy, Inc. (a)	47,408	472,658
Targa Resources Corp.	363,416	18,763,168
Tellurian, Inc. (a)(b)	635,919	2,073,096
Texas Pacific Land Corp.	9,769	11,808,474
The Williams Companies, Inc.	1,896,290	50,801,609
U.S. Energy Corp. (a)	159	569
Uranium Energy Corp. (a)(b)	379,373	1,487,142
VAALCO Energy, Inc. (a)	66,191	202,544
Valero Energy Corp.	649,721	43,492,324
Vertex Energy, Inc. (a)(b)	53,723	264,317
W&T Offshore, Inc. (a)	146,133	502,698
Whiting Petroleum Corp. (a)	61,484	3,977,400
World Fuel Services Corp.	101,570	2,538,234
		1,797,503,151
TOTAL ENERGY		1,982,442,455
FINANCIALS - 11.4%
Banks - 4.3%
1st Constitution Bancorp	12,298	293,184
1st Source Corp.	26,739	1,236,679
ACNB Corp.	13,074	379,669
Allegiance Bancshares, Inc.	31,930	1,290,930
Amalgamated Financial Corp.	38,284	647,765
Amerant Bancorp, Inc. Class A (a)	38,591	1,086,337
American National Bankshares, Inc.	20,045	733,246
Ameris Bancorp	109,905	5,349,076
Ames National Corp.	10,393	254,629
Arrow Financial Corp.	22,082	761,829
Associated Banc-Corp.	245,797	5,382,954
Atlantic Capital Bancshares, Inc. (a)	42,760	1,194,714
Atlantic Union Bankshares Corp.	120,733	3,925,030
Auburn National Bancorp., Inc.	4,890	166,260
Banc of California, Inc.	81,180	1,590,316
BancFirst Corp.	30,870	1,964,258
Bancorp, Inc., Delaware (a)	89,358	2,526,151
Bank First National Corp.	9,550	670,697
Bank of America Corp.	11,633,004	517,319,688
Bank of Hawaii Corp.	62,681	5,000,690
Bank of Marin Bancorp	23,833	825,575
Bank of South Carolina Corp.	520	10,551
Bank OZK	190,540	8,519,043
BankFinancial Corp.	24,120	256,154
BankUnited, Inc.	144,087	5,711,609
Bankwell Financial Group, Inc.	14,320	442,345
Banner Corp.	57,055	3,268,110
Bar Harbor Bankshares	21,082	602,313
BayCom Corp. (a)	21,291	387,709
BCB Bancorp, Inc.	16,139	237,082
Berkshire Hills Bancorp, Inc.	82,194	2,195,402
Blue Ridge Bankshares, Inc.	57,696	1,027,566
BOK Financial Corp.	47,474	4,899,792
Brookline Bancorp, Inc., Delaware	128,696	1,985,779
Bryn Mawr Bank Corp.	32,182	1,435,317
Business First Bancshares, Inc.	27,291	750,503
Byline Bancorp, Inc.	39,282	1,020,154
C & F Financial Corp.	3,911	195,941
Cadence Bank	301,912	8,821,869
California Bancorp, Inc. (a)	5,512	103,901
Cambridge Bancorp	9,633	855,218
Camden National Corp.	24,222	1,109,852
Capital Bancorp, Inc.	18,695	496,726
Capital City Bank Group, Inc.	19,094	506,182
Capstar Financial Holdings, Inc.	24,053	501,024
Carter Bankshares, Inc.	39,560	574,016
Cathay General Bancorp	118,685	4,974,088
CB Financial Services, Inc.	5,665	134,374
CBTX, Inc.	31,753	882,733
Central Pacific Financial Corp.	48,171	1,289,538
Central Valley Community Bancorp	22,607	474,747
Chemung Financial Corp.	5,246	248,923
ChoiceOne Financial Services, Inc.	8,388	212,804
CIT Group, Inc.	156,690	7,687,211
Citigroup, Inc.	3,185,476	202,914,821
Citizens & Northern Corp.	25,247	624,611
Citizens Community Bancorp, Inc.	4,317	58,754
Citizens Financial Group, Inc.	662,634	31,322,709
Citizens Holding Co.	306	5,523
City Holding Co.	27,257	2,138,584
Civista Bancshares, Inc.	27,243	641,028
CNB Financial Corp., Pennsylvania	25,514	672,294
Coastal Financial Corp. of Washington (a)(b)	15,353	671,387
Codorus Valley Bancorp, Inc.	17,470	379,274
Colony Bankcorp, Inc.	9,980	179,640
Columbia Banking Systems, Inc.	125,409	4,120,940
Comerica, Inc.	204,958	16,915,184
Commerce Bancshares, Inc.	166,698	11,635,520
Community Bank System, Inc.	88,923	6,283,299
Community Bankers Trust Corp.	33,248	373,708
Community Financial Corp.	6,525	241,556
Community Trust Bancorp, Inc.	27,110	1,138,620
Community West Bancshares	639	8,419
ConnectOne Bancorp, Inc.	55,514	1,804,205
County Bancorp, Inc.	7,793	263,949
CrossFirst Bankshares, Inc. (a)	90,504	1,266,151
Cullen/Frost Bankers, Inc.	88,356	11,123,137
Customers Bancorp, Inc. (a)	49,497	2,853,007
CVB Financial Corp.	208,541	3,985,219
Dime Community Bancshares, Inc.	68,072	2,334,870
Eagle Bancorp Montana, Inc.	4,689	103,205
Eagle Bancorp, Inc.	47,223	2,661,016
East West Bancorp, Inc.	226,148	17,413,396
Eastern Bankshares, Inc.	282,397	5,684,652
Emclaire Financial Corp.	238	6,783
Enterprise Bancorp, Inc.	10,967	432,319
Enterprise Financial Services Corp.	57,467	2,664,745
Equity Bancshares, Inc.	23,831	774,984
Esquire Financial Holdings, Inc. (a)	9,982	329,506
Evans Bancorp, Inc.	7,119	280,845
Farmers & Merchants Bancorp, Inc.	13,108	385,244
Farmers National Banc Corp.	48,117	846,378
FB Financial Corp.	53,261	2,284,897
Fidelity D & D Bancorp, Inc.	5,673	289,380
Fifth Third Bancorp	1,078,652	45,465,182
Financial Institutions, Inc.	21,673	667,528
First Bancorp, North Carolina	61,655	2,739,948
First Bancorp, Puerto Rico	346,471	4,604,600
First Bancshares, Inc.	31,646	1,229,764
First Bank Hamilton New Jersey	17,697	256,076
First Busey Corp.	80,065	2,057,671
First Business Finance Services, Inc.	8,017	229,366
First Capital, Inc.	5,994	239,700
First Citizens Bancshares, Inc.	11,508	9,252,202
First Commonwealth Financial Corp.	159,996	2,404,740
First Community Bankshares, Inc.	21,968	718,354
First Community Corp.	13,413	283,148
First Financial Bancorp, Ohio	157,860	3,630,780
First Financial Bankshares, Inc.	204,739	10,220,571
First Financial Corp., Indiana	19,546	849,469
First Financial Northwest, Inc.	3,993	66,164
First Foundation, Inc.	63,597	1,616,636
First Guaranty Bancshares, Inc.	363	7,946
First Hawaiian, Inc.	204,496	5,368,020
First Horizon National Corp.	855,210	13,794,537
First Internet Bancorp	13,430	581,653
First Interstate Bancsystem, Inc.	57,304	2,338,003
First Merchants Corp.	88,585	3,533,656
First Mid-Illinois Bancshares, Inc.	24,706	1,038,393
First Midwest Bancorp, Inc., Delaware	170,940	3,372,646
First National Corp.	284	6,447
First Northwest Bancorp	20,578	375,549
First of Long Island Corp.	34,934	731,867
First Republic Bank	277,604	58,202,455
First Savings Financial Group, Inc.	7,302	188,392
First United Corp.	6,102	113,924
First Western Financial, Inc. (a)	10,890	326,482
Five Star Bancorp	9,306	276,295
Flushing Financial Corp.	42,344	1,000,165
FNB Corp., Pennsylvania	502,187	5,855,500
FNCM Bancorp, Inc.	19,280	173,906
Franklin Financial Services Corp.	7,585	250,305
Fulton Financial Corp.	259,700	4,100,663
FVCBankcorp, Inc. (a)	20,878	419,857
German American Bancorp, Inc.	38,770	1,517,070
Glacier Bancorp, Inc.	172,914	9,389,230
Great Southern Bancorp, Inc.	19,976	1,111,265
Great Western Bancorp, Inc.	88,343	2,963,908
Guaranty Bancshares, Inc. Texas	16,206	595,571
Hancock Whitney Corp.	135,055	6,452,928
Hanmi Financial Corp.	52,122	1,171,181
HarborOne Bancorp, Inc.	87,577	1,216,445
Hawthorn Bancshares, Inc.	7,607	188,121
HBT Financial, Inc.	18,682	336,276
Heartland Financial U.S.A., Inc.	74,123	3,520,843
Heritage Commerce Corp.	92,495	1,013,745
Heritage Financial Corp., Washington	58,219	1,364,071
Hilltop Holdings, Inc.	100,854	3,432,062
Home Bancshares, Inc.	242,188	5,795,559
HomeStreet, Inc.	39,908	1,970,258
HomeTrust Bancshares, Inc.	25,888	777,417
Hope Bancorp, Inc.	231,956	3,328,569
Horizon Bancorp, Inc. Indiana	69,865	1,355,381
Howard Bancorp, Inc. (a)	24,716	510,633
Huntington Bancshares, Inc.	2,319,537	34,421,929
Independent Bank Corp.	39,714	895,551
Independent Bank Corp., Massachusetts	77,967	6,164,071
Independent Bank Group, Inc.	57,936	4,022,496
International Bancshares Corp.	91,809	3,856,896
Investar Holding Corp.	17,521	313,976
Investors Bancorp, Inc.	339,404	5,053,726
JPMorgan Chase & Co.	4,695,256	745,747,510
KeyCorp	1,489,503	33,424,447
Lakeland Bancorp, Inc.	83,124	1,487,088
Lakeland Financial Corp. (b)	42,143	2,976,139
Landmark Bancorp, Inc. (b)	1,999	57,331
LCNB Corp.	17,540	335,891
Level One Bancorp, Inc.	9,927	376,134
Live Oak Bancshares, Inc.	49,825	4,439,408
M&T Bank Corp.	201,042	29,474,768
Macatawa Bank Corp.	33,702	283,771
Mainstreet Bancshares, Inc. (a)	12,877	304,670
Malvern Bancorp, Inc. (a)	4,574	75,288
Mercantile Bank Corp.	23,539	790,440
Meridian Bank/Malvern, PA	3,568	120,420
Meta Financial Group, Inc.	55,510	3,317,833
Metrocity Bankshares, Inc.	22,856	614,826
Metropolitan Bank Holding Corp. (a)	15,435	1,465,245
Mid Penn Bancorp, Inc.	10,648	334,986
Middlefield Banc Corp.	10,954	281,518
Midland States Bancorp, Inc.	31,243	743,583
MidWestOne Financial Group, Inc.	20,987	646,400
MVB Financial Corp.	16,558	680,037
National Bank Holdings Corp.	45,648	1,945,518
National Bankshares, Inc.	10,351	379,778
NBT Bancorp, Inc.	71,469	2,580,746
Nicolet Bankshares, Inc. (a)	17,899	1,276,378
Northeast Bank	10,980	355,642
Northrim Bancorp, Inc.	11,189	453,714
Norwood Financial Corp.	9,528	251,444
Oak Valley Bancorp Oakdale California	6,546	112,329
OceanFirst Financial Corp.	94,375	1,945,069
OFG Bancorp	85,671	2,064,671
Ohio Valley Banc Corp.	2,970	83,160
Old National Bancorp, Indiana	270,777	4,781,922
Old Point Financial Corp.	1,571	37,641
Old Second Bancorp, Inc.	33,430	412,861
Origin Bancorp, Inc.	32,658	1,377,841
Orrstown Financial Services, Inc.	17,921	419,351
Pacific Premier Bancorp, Inc.	152,779	5,920,186
PacWest Bancorp	186,368	8,338,104
Park National Corp.	22,705	2,953,693
Parke Bancorp, Inc.	12,173	249,547
PCB Bancorp	21,803	485,553
Peapack-Gladstone Financial Corp.	27,332	904,143
Penns Woods Bancorp, Inc.	11,259	269,090
Peoples Bancorp of North Carolina	5,200	148,148
Peoples Bancorp, Inc.	27,164	837,738
Peoples Financial Services Corp.	8,614	408,217
Peoples United Financial, Inc.	685,883	11,687,446
Pinnacle Financial Partners, Inc.	120,915	11,536,500
Plumas Bancorp	2,830	96,758
PNC Financial Services Group, Inc.	665,545	131,112,365
Popular, Inc.	129,381	10,068,429
Preferred Bank, Los Angeles	21,696	1,478,582
Primis Financial Corp.	27,408	418,794
Professional Holdings Corp. (A Shares) (a)	18,961	361,017
Prosperity Bancshares, Inc.	147,049	10,481,653
QCR Holdings, Inc.	24,595	1,326,654
RBB Bancorp	15,932	389,697
Red River Bancshares, Inc.	5,460	288,288
Regions Financial Corp.	1,482,425	33,725,169
Reliant Bancorp, Inc.	17,943	596,964
Renasant Corp.	93,780	3,416,405
Republic Bancorp, Inc., Kentucky Class A	15,393	788,583
Republic First Bancorp, Inc. (a)	81,890	276,788
Richmond Mutual Bancorp., Inc.	20,641	335,416
Riverview Financial Corp. (a)	5,652	87,436
S&T Bancorp, Inc.	63,512	1,899,644
Salisbury Bancorp, Inc.	2,005	103,378
Sandy Spring Bancorp, Inc.	74,560	3,499,101
SB Financial Group, Inc.	4,868	91,762
Seacoast Banking Corp., Florida	88,793	2,998,540
ServisFirst Bancshares, Inc.	73,654	5,921,045
Shore Bancshares, Inc.	18,723	366,971
Sierra Bancorp	20,538	517,147
Signature Bank	94,778	28,651,389
Silvergate Capital Corp. (a)	42,261	8,641,529
Simmons First National Corp. Class A	174,890	5,091,048
SmartFinancial, Inc.	23,763	609,996
Sound Financial Bancorp, Inc.	404	17,352
South Plains Financial, Inc.	9,135	228,375
Southern First Bancshares, Inc. (a)	13,815	808,592
Southside Bancshares, Inc.	52,721	2,148,381
Southstate Corp.	111,548	8,716,361
Spirit of Texas Bancshares, Inc.	21,188	589,026
Sterling Bancorp	304,216	7,547,599
Stock Yards Bancorp, Inc.	34,128	2,041,878
Summit Financial Group, Inc.	14,847	371,175
Summit State Bank	459	7,362
SVB Financial Group (a)	92,338	63,928,368
Synovus Financial Corp.	234,093	10,602,072
Texas Capital Bancshares, Inc. (a)	78,211	4,404,844
The Bank of Princeton	13,350	397,964
The First Bancorp, Inc.	12,659	383,315
Tompkins Financial Corp.	19,976	1,561,324
TowneBank	104,629	3,200,601
Trico Bancshares	43,839	1,848,252
TriState Capital Holdings, Inc. (a)	41,984	1,255,741
Triumph Bancorp, Inc. (a)	38,327	4,880,943
Truist Financial Corp.	2,092,113	124,083,222
Trustmark Corp.	102,660	3,142,423
U.S. Bancorp	2,107,028	116,602,930
UMB Financial Corp.	67,817	6,821,034
Umpqua Holdings Corp.	339,391	6,468,792
Union Bankshares, Inc.	1,567	49,047
United Bancorp, Inc.	496	7,772
United Bancshares, Inc.	425	11,683
United Bankshares, Inc., West Virginia	210,690	7,527,954
United Community Bank, Inc.	142,470	4,882,447
United Security Bancshares, California	17,486	135,167
Unity Bancorp, Inc.	8,532	221,832
Univest Corp. of Pennsylvania	49,540	1,365,818
Valley National Bancorp	602,596	8,098,890
Veritex Holdings, Inc.	77,139	3,057,019
Virginia National Bank Corp.	2,545	89,635
Washington Trust Bancorp, Inc.	25,196	1,355,545
Webster Financial Corp.	141,979	7,651,248
Wells Fargo & Co.	6,453,150	308,331,507
WesBanco, Inc.	103,697	3,375,337
West Bancorp., Inc.	30,143	935,337
Westamerica Bancorp.	42,832	2,303,505
Western Alliance Bancorp.	165,085	18,123,031
Wintrust Financial Corp.	89,751	7,855,905
Zions Bancorp NA	257,321	16,231,809
		3,151,362,875
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	65,663	11,171,246
Ameriprise Financial, Inc.	179,254	51,911,958
Apollo Global Management LLC Class A	328,090	23,222,210
Ares Management Corp.	260,966	21,180,001
Artisan Partners Asset Management, Inc.	103,250	4,618,373
Ashford, Inc. (a)	2,235	43,504
Assetmark Financial Holdings, Inc. (a)	37,000	938,320
Associated Capital Group, Inc.	5,126	202,477
B. Riley Financial, Inc.	27,652	2,141,094
Bank of New York Mellon Corp.	1,242,506	68,076,904
BGC Partners, Inc. Class A	525,250	2,347,868
BlackRock, Inc. Class A	225,004	203,540,868
Blackstone, Inc.	1,075,834	152,176,719
Blucora, Inc. (a)	80,680	1,306,209
Blue Owl Capital, Inc. Class A	430,562	6,518,709
Bridge Investment Group Holdings, Inc.	22,858	473,846
BrightSphere Investment Group, Inc.	93,860	2,818,616
Carlyle Group LP	215,436	11,782,195
Cboe Global Markets, Inc.	168,410	21,714,785
Charles Schwab Corp.	2,354,510	182,215,529
CME Group, Inc.	563,520	124,267,430
Cohen & Co., Inc.	486	7,802
Cohen & Steers, Inc.	39,970	3,588,107
Coinbase Global, Inc.	44,645	14,063,175
Cowen Group, Inc. Class A	44,103	1,560,364
Diamond Hill Investment Group, Inc.	5,542	1,064,563
Donnelley Financial Solutions, Inc. (a)	44,885	2,097,027
Evercore, Inc. Class A	63,276	8,776,381
FactSet Research Systems, Inc.	59,202	27,740,281
Federated Hermes, Inc.	151,224	5,097,761
Focus Financial Partners, Inc. Class A (a)	78,551	4,834,029
Franklin Resources, Inc.	438,492	14,207,141
GAMCO Investors, Inc. Class A	5,653	138,385
GCM Grosvenor, Inc. Class A	75,903	869,848
Goldman Sachs Group, Inc.	529,816	201,854,598
Greenhill & Co., Inc.	26,471	451,595
Hamilton Lane, Inc. Class A	53,469	5,655,416
Heritage Global, Inc. (a)	17,766	27,004
Houlihan Lokey	80,425	8,729,330
Interactive Brokers Group, Inc.	136,785	10,097,469
Intercontinental Exchange, Inc.	883,992	115,555,434
Invesco Ltd.	534,848	11,943,156
Janus Henderson Group PLC	271,270	11,591,367
Jefferies Financial Group, Inc.	312,277	11,735,370
KKR & Co. LP	913,758	68,029,283
Lazard Ltd. Class A	176,687	7,530,400
LPL Financial	126,957	20,009,693
Manning & Napier, Inc. Class A	15,374	136,521
MarketAxess Holdings, Inc.	59,585	21,015,034
MarketWise, Inc. Class A (a)	32,026	228,345
Moelis & Co. Class A	95,979	5,884,472
Moody's Corp.	253,790	99,140,526
Morgan Stanley	2,295,043	217,615,977
Morningstar, Inc.	37,429	11,615,342
MSCI, Inc.	129,552	81,546,506
NASDAQ, Inc.	182,817	37,153,899
Northern Trust Corp.	327,977	37,946,939
Open Lending Corp. (a)	162,125	3,767,785
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	672,927
Perella Weinberg Partners Class A	79,267	944,863
Piper Jaffray Companies	23,798	3,944,519
PJT Partners, Inc.	39,020	2,968,642
Pzena Investment Management, Inc.	24,334	228,253
Raymond James Financial, Inc.	289,245	28,429,891
S&P Global, Inc.	378,827	172,642,829
Safeguard Scientifics, Inc. (a)	30,517	227,046
Sculptor Capital Management, Inc. Class A	34,842	631,337
SEI Investments Co.	164,757	9,824,460
Siebert Financial Corp. (a)(b)	8,951	25,152
Silvercrest Asset Management Group Class A	12,013	193,289
State Street Corp.	572,484	50,933,901
StepStone Group, Inc. Class A	70,355	2,910,586
Stifel Financial Corp.	168,232	11,946,154
StoneX Group, Inc. (a)	26,963	1,514,647
T. Rowe Price Group, Inc.	356,520	71,286,174
Tradeweb Markets, Inc. Class A	168,594	16,185,024
U.S. Global Investors, Inc. Class A	16,788	87,298
Victory Capital Holdings, Inc.	28,132	986,308
Virtu Financial, Inc. Class A	137,842	3,884,388
Virtus Investment Partners, Inc.	11,542	3,432,360
Westwood Holdings Group, Inc.	11,777	190,905
WisdomTree Investments, Inc. (b)	197,978	1,215,585
		2,351,281,724
Consumer Finance - 0.6%
Ally Financial, Inc.	562,234	25,767,184
American Express Co.	1,011,223	154,009,263
Atlanticus Holdings Corp. (a)	8,957	532,315
Capital One Financial Corp.	700,627	98,459,112
Consumer Portfolio Services, Inc. (a)	9,498	73,610
Credit Acceptance Corp. (a)(b)	14,081	8,799,217
CURO Group Holdings Corp.	29,847	495,162
Discover Financial Services	471,320	50,831,862
Elevate Credit, Inc. (a)	23,656	75,463
Encore Capital Group, Inc. (a)	49,643	2,896,173
Enova International, Inc. (a)	58,336	2,223,768
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	647,604
First Cash Financial Services, Inc.	64,527	4,119,404
Green Dot Corp. Class A (a)	87,731	3,149,543
Katapult Holdings, Inc. (a)(b)	75,838	298,043
LendingClub Corp. (a)	158,097	5,172,934
LendingTree, Inc. (a)	17,559	1,990,839
Medallion Financial Corp. (a)	35,405	279,700
Navient Corp.	267,361	5,275,033
Nelnet, Inc. Class A	34,550	2,978,210
Nicholas Financial, Inc. (a)	4,023	47,673
OneMain Holdings, Inc.	173,476	8,637,370
Oportun Financial Corp. (a)	29,210	627,139
OppFi, Inc. Class A (a)(b)	8,549	41,890
PRA Group, Inc. (a)	72,410	3,074,529
PROG Holdings, Inc.	107,410	4,846,339
Regional Management Corp.	15,004	848,626
SLM Corp.	498,606	8,865,215
SoFi Technologies, Inc.	1,013,139	17,425,991
Sunlight Financial Holdings, Inc. Class A	43,592	190,497
Synchrony Financial	892,354	39,968,536
Upstart Holdings, Inc.	72,289	14,811,293
World Acceptance Corp. (a)(b)	6,665	1,369,124
		468,828,661
Diversified Financial Services - 1.1%
A-Mark Precious Metals, Inc.	13,206	914,516
Alerus Financial Corp.	60,472	1,820,207
Berkshire Hathaway, Inc. Class B (a)	2,913,369	806,100,069
Cannae Holdings, Inc. (a)	134,293	3,971,044
Equitable Holdings, Inc.	624,388	19,643,246
Marlin Business Services Corp.	17,786	408,189
SWK Holdings Corp. (a)(b)	23,388	444,840
Voya Financial, Inc.	173,911	10,806,830
		844,108,941
Insurance - 1.9%
AFLAC, Inc.	963,178	52,146,457
Alleghany Corp. (a)	21,639	13,997,836
Allstate Corp.	462,740	50,309,093
AMBAC Financial Group, Inc. (a)	75,325	1,125,356
American Equity Investment Life Holding Co.	127,689	4,294,181
American Financial Group, Inc.	106,771	14,265,673
American International Group, Inc.	1,339,496	70,457,490
American National Group, Inc.	20,768	3,930,344
Amerisafe, Inc.	31,043	1,648,073
Aon PLC	353,927	104,680,989
Arch Capital Group Ltd. (a)	618,261	24,965,379
Argo Group International Holdings, Ltd.	54,317	2,948,327
Arthur J. Gallagher & Co.	325,640	53,046,756
Assurant, Inc.	94,395	14,357,480
Assured Guaranty Ltd.	116,797	5,719,549
Athene Holding Ltd. (a)	203,675	16,685,056
Axis Capital Holdings Ltd.	125,906	6,255,010
Brighthouse Financial, Inc. (a)	140,348	6,822,316
Brown & Brown, Inc.	369,399	23,792,990
BRP Group, Inc. (a)	81,424	3,015,945
Chubb Ltd.	687,793	123,438,210
Cincinnati Financial Corp.	235,705	26,846,800
Citizens, Inc. Class A (a)(b)	89,803	509,183
CNA Financial Corp.	33,274	1,385,529
CNO Financial Group, Inc.	200,159	4,535,603
Crawford & Co.:
Class A	27,890	203,318
Class B	22,240	164,798
Donegal Group, Inc. Class A	23,026	313,154
eHealth, Inc. (a)	40,297	889,758
Employers Holdings, Inc.	40,541	1,565,288
Enstar Group Ltd. (a)	19,056	4,251,394
Erie Indemnity Co. Class A	40,408	7,508,210
Everest Re Group Ltd.	62,231	15,954,784
Fednat Holding Co.	13,703	21,103
Fidelity National Financial, Inc.	450,951	22,056,013
First American Financial Corp.	171,667	12,734,258
Genworth Financial, Inc. Class A (a)	786,795	3,005,557
Globe Life, Inc.	147,428	12,758,419
GoHealth, Inc. (a)	90,284	319,605
Goosehead Insurance	30,542	4,010,775
Greenlight Capital Re, Ltd. (a)	42,996	290,653
Hallmark Financial Services, Inc. (a)	25,240	100,960
Hanover Insurance Group, Inc.	57,030	6,943,403
Hartford Financial Services Group, Inc.	547,432	36,185,255
HCI Group, Inc.	12,326	1,360,790
Heritage Insurance Holdings, Inc.	42,724	284,542
Hippo Holdings, Inc.	598,333	2,189,899
Horace Mann Educators Corp.	69,703	2,583,890
Independence Holding Co.	11,293	638,055
Investors Title Co.	2,136	461,376
James River Group Holdings Ltd.	61,647	1,629,947
Kemper Corp.	97,199	5,377,049
Kingstone Companies, Inc.	8,338	41,023
Kinsale Capital Group, Inc.	34,633	7,203,664
Lemonade, Inc. (a)(b)	61,413	3,036,873
Lincoln National Corp.	277,817	18,427,602
Loews Corp.	308,679	16,501,979
Maiden Holdings Ltd. (a)	88,227	264,681
Markel Corp. (a)	21,481	25,665,928
Marsh & McLennan Companies, Inc.	794,876	130,375,562
MBIA, Inc. (a)(b)	87,611	1,030,305
Mercury General Corp.	42,951	2,191,360
MetLife, Inc.	1,145,260	67,180,952
MetroMile, Inc. (a)	127,682	324,312
National Western Life Group, Inc.	3,737	761,040
NI Holdings, Inc. (a)	9,696	179,764
Old Republic International Corp.	439,626	10,533,439
Oscar Health, Inc. (b)	66,615	599,535
Palomar Holdings, Inc. (a)	37,358	2,730,123
Primerica, Inc.	63,534	9,349,028
Principal Financial Group, Inc.	390,347	26,769,997
ProAssurance Corp.	85,084	1,956,932
Progressive Corp.	917,874	85,307,210
Prudential Financial, Inc.	605,713	61,940,211
Reinsurance Group of America, Inc.	105,766	10,038,251
RenaissanceRe Holdings Ltd.	74,855	11,535,904
RLI Corp.	65,118	6,692,828
Root, Inc. (a)(b)	118,784	472,760
Ryan Specialty Group Holdings, Inc. (b)	91,933	3,518,276
Safety Insurance Group, Inc.	23,962	1,851,544
Selective Insurance Group, Inc.	96,816	7,313,481
Selectquote, Inc. (a)	199,454	1,795,086
Siriuspoint Ltd. (a)(b)	134,616	1,036,543
State Auto Financial Corp.	29,642	1,525,377
Stewart Information Services Corp.	42,215	3,006,552
The Travelers Companies, Inc.	390,322	57,357,818
Tiptree, Inc.	26,066	339,640
Trean Insurance Group, Inc. (a)	17,106	143,861
Trupanion, Inc. (a)	53,814	6,636,342
United Fire Group, Inc.	35,716	747,179
United Insurance Holdings Corp.	35,027	144,662
Universal Insurance Holdings, Inc.	51,387	774,402
Unum Group	317,176	7,326,766
W.R. Berkley Corp.	222,280	17,035,539
White Mountains Insurance Group Ltd.	4,999	5,013,497
Willis Towers Watson PLC	202,220	45,669,365
		1,437,329,071
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	14,835	206,503
AG Mortgage Investment Trust, Inc.	17,378	179,167
AGNC Investment Corp.	812,370	12,421,137
Annaly Capital Management, Inc.	2,225,078	18,023,132
Apollo Commercial Real Estate Finance, Inc.	205,384	2,778,846
Arbor Realty Trust, Inc.	264,605	4,643,818
Ares Commercial Real Estate Corp.	77,869	1,146,232
Arlington Asset Investment Corp. (a)	71,308	258,135
Armour Residential REIT, Inc.	106,227	1,039,962
Blackstone Mortgage Trust, Inc.	262,078	7,862,340
BrightSpire Capital, Inc.	140,374	1,312,497
Broadmark Realty Capital, Inc.	216,880	1,951,920
Cherry Hill Mortgage Investment Corp.	22,382	191,366
Chimera Investment Corp.	375,131	5,964,583
Dynex Capital, Inc.	47,445	793,280
Ellington Financial LLC	65,733	1,089,196
Ellington Residential Mortgage REIT	11,126	119,048
Franklin BSP Realty Trust, Inc.	59,530	913,190
Granite Point Mortgage Trust, Inc.	87,209	1,075,287
Great Ajax Corp.	33,856	427,940
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123,933	7,049,309
Invesco Mortgage Capital, Inc.	539,712	1,619,136
KKR Real Estate Finance Trust, Inc.	55,165	1,138,054
Ladder Capital Corp. Class A	211,785	2,412,231
Lument Finance Trust, Inc.	4,306	16,492
MFA Financial, Inc.	700,232	3,003,995
New Residential Investment Corp.	744,442	7,913,418
New York Mortgage Trust, Inc.	576,914	2,151,889
Nexpoint Real Estate Finance, Inc.	6,339	133,119
Orchid Island Capital, Inc.	214,769	970,756
PennyMac Mortgage Investment Trust	163,219	2,835,114
Ready Capital Corp.	94,290	1,448,294
Redwood Trust, Inc.	178,481	2,288,126
Sachem Capital Corp.	24,185	139,306
Starwood Property Trust, Inc.	460,172	11,485,893
TPG RE Finance Trust, Inc.	89,006	1,085,873
Two Harbors Investment Corp.	539,138	3,170,131
Western Asset Mortgage Capital Corp.	75,043	165,845
		111,424,560
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,691	4,737,748
Blue Foundry Bancorp	42,252	615,612
Bridgewater Bancshares, Inc. (a)	40,020	683,942
Capitol Federal Financial, Inc.	318,905	3,622,761
Cf Bankshares, Inc.	105	2,116
Columbia Financial, Inc. (a)	86,235	1,572,926
ESSA Bancorp, Inc.	14,301	246,835
Essent Group Ltd.	178,452	7,420,034
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,965,535
FFBW, Inc. (a)	619	7,261
Finance of America Companies, Inc. (b)	23,514	96,407
Flagstar Bancorp, Inc.	82,405	3,835,129
FS Bancorp, Inc.	13,648	443,014
Greene County Bancorp, Inc.	224	7,571
Guild Holdings Co. Class A	3,409	50,385
Hingham Institution for Savings	2,412	942,127
HMN Financial, Inc. (a)	429	10,223
Home Bancorp, Inc.	10,333	417,867
Impac Mortgage Holdings, Inc. (a)(b)	16,166	18,914
Kearny Financial Corp.	133,106	1,691,777
loanDepot, Inc. (b)	19,814	94,909
Luther Burbank Corp.	21,747	299,891
Merchants Bancorp	24,057	1,097,240
MGIC Investment Corp.	535,832	7,555,231
Mr. Cooper Group, Inc. (a)	131,720	5,172,644
New York Community Bancorp, Inc.	746,015	8,937,260
NMI Holdings, Inc. (a)	135,399	2,653,820
Northeast Community Bancorp, Inc.	13,650	150,833
Northfield Bancorp, Inc.	70,790	1,192,812
Northwest Bancshares, Inc.	197,345	2,620,742
Ocwen Financial Corp. (a)	10,664	339,968
OP Bancorp	28,065	381,684
PCSB Financial Corp.	32,661	594,430
PDL Community Bancorp (a)	12,371	186,060
PennyMac Financial Services, Inc.	55,652	3,524,441
Pioneer Bancorp, Inc. (a)	18,130	226,262
Premier Financial Corp.	64,269	1,889,509
Provident Bancorp, Inc.	18,220	329,964
Provident Financial Holdings, Inc.	2,162	35,932
Provident Financial Services, Inc.	113,066	2,661,574
Prudential Bancorp, Inc.	3,877	55,286
Radian Group, Inc.	298,509	6,080,628
Randolph Bancorp, Inc.	557	13,312
Riverview Bancorp, Inc.	36,754	273,082
Rocket Companies, Inc. (b)	219,146	3,396,763
Security National Financial Corp. Class A	25,484	227,062
Southern Missouri Bancorp, Inc.	9,308	497,140
Sterling Bancorp, Inc. (a)	31,816	171,488
Territorial Bancorp, Inc.	9,340	235,181
TFS Financial Corp.	79,818	1,436,724
Timberland Bancorp, Inc.	9,834	271,320
Trustco Bank Corp., New York	31,580	1,031,403
UWM Holdings Corp. Class A	130,421	898,601
Velocity Financial, Inc. (a)(b)	9,380	113,310
Walker & Dunlop, Inc.	46,520	6,544,899
Washington Federal, Inc.	115,043	3,737,747
Waterstone Financial, Inc.	41,989	871,272
Western New England Bancorp, Inc.	30,118	265,340
William Penn Bancorp, Inc.	14,888	180,145
WSFS Financial Corp.	77,916	3,873,984
		98,508,077
TOTAL FINANCIALS		8,462,843,909
HEALTH CARE - 12.8%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)(b)	23,420	149,420
2seventy bio, Inc.	34,466	907,834
4D Molecular Therapeutics, Inc.	29,611	681,053
89Bio, Inc. (a)(b)	12,416	164,015
Aadi Bioscience, Inc. (a)	5,668	121,805
Aadi Bioscience, Inc. rights (a)(c)	85,026	1,701
AbbVie, Inc.	2,779,538	320,425,141
Abeona Therapeutics, Inc. (a)	99,135	68,304
ACADIA Pharmaceuticals, Inc. (a)(b)	184,604	3,544,397
Achieve Life Sciences, Inc. (a)(b)	12,876	92,707
Acorda Therapeutics, Inc. (a)(b)	10,397	27,032
Actinium Pharmaceuticals, Inc. (a)(b)	26,708	191,496
Acumen Pharmaceuticals, Inc.	9,491	74,979
Adagio Theraputics, Inc.	31,869	1,499,118
Adicet Bio, Inc. (a)	18,261	194,297
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)(b)	164,905	227,569
Advaxis, Inc. (a)	79,002	29,231
Adverum Biotechnologies, Inc. (a)	128,644	223,841
Aeglea BioTherapeutics, Inc. (a)	48,938	305,373
Aerovate Therapeutics, Inc.	11,196	153,497
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)	303,129	954,856
AgeX Therapeutics, Inc. (a)(b)	24,431	17,099
Agios Pharmaceuticals, Inc. (a)	97,461	3,471,561
Aikido Pharma, Inc. (a)(b)	126,118	93,327
Aileron Therapeutics, Inc. (a)	48,109	29,678
AIM ImmunoTech, Inc. (a)(b)	36,509	53,668
Akebia Therapeutics, Inc. (a)	246,612	668,319
Akero Therapeutics, Inc. (a)(b)	29,948	636,694
Akouos, Inc. (a)(b)	39,152	301,079
Albireo Pharma, Inc. (a)	26,039	624,676
Aldeyra Therapeutics, Inc. (a)	83,344	639,248
Alector, Inc. (a)	87,782	1,812,698
Aligos Therapeutics, Inc. (a)(b)	24,753	379,216
Alkermes PLC (a)	250,176	5,483,858
Allakos, Inc. (a)(b)	52,351	4,101,701
Allena Pharmaceuticals, Inc. (a)(b)	13,108	8,921
Allogene Therapeutics, Inc. (a)(b)	111,842	2,067,959
Allovir, Inc. (a)(b)	42,456	741,282
Alnylam Pharmaceuticals, Inc. (a)	188,033	34,560,465
Alpine Immune Sciences, Inc. (a)(b)	12,325	133,480
Altimmune, Inc. (a)	47,108	494,163
ALX Oncology Holdings, Inc. (a)	35,269	1,134,251
Amgen, Inc.	891,705	177,342,290
Amicus Therapeutics, Inc. (a)	416,584	4,461,615
AnaptysBio, Inc. (a)	40,835	1,321,012
Anavex Life Sciences Corp. (a)	112,591	2,184,265
Anika Therapeutics, Inc. (a)	21,739	850,647
Anixa Biosciences, Inc. (a)	52,257	190,215
Annexon, Inc. (a)(b)	32,908	536,071
Annovis Bio, Inc. (a)(b)	7,008	168,612
Apellis Pharmaceuticals, Inc. (a)	126,212	5,311,001
Applied Genetic Technologies Corp. (a)	45,693	99,154
Applied Molecular Transport, Inc. (a)(b)	28,241	480,097
Applied Therapeutics, Inc. (a)	23,151	265,773
Aprea Therapeutics, Inc. (a)(b)	16,675	67,367
Aptevo Therapeutics, Inc. (a)(b)	5,943	59,192
Aptinyx, Inc. (a)(b)	41,124	94,585
AquaBounty Technologies, Inc. (a)	111,133	291,168
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	63,431
Arbutus Biopharma Corp. (a)	96,139	307,645
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,952	1,309,842
Arcus Biosciences, Inc. (a)(b)	73,414	3,215,533
Arcutis Biotherapeutics, Inc. (a)	40,575	672,328
Ardelyx, Inc. (a)	98,718	112,539
Arena Pharmaceuticals, Inc. (a)	99,397	5,416,143
Arrowhead Pharmaceuticals, Inc. (a)	163,490	11,452,475
Assembly Biosciences, Inc. (a)	45,323	104,243
Astria Therapeutics, Inc. (a)	2,976	18,927
Atara Biotherapeutics, Inc. (a)	134,579	2,407,618
Athenex, Inc. (a)(b)	104,505	184,974
Athersys, Inc. (a)(b)	313,863	332,695
Atossa Therapeutics, Inc. (a)	182,911	415,208
Atreca, Inc. (a)(b)	36,913	132,518
aTyr Pharma, Inc. (a)(b)	10,629	88,646
Avalo Therapeutics, Inc. (a)	179,951	359,902
AVEO Pharmaceuticals, Inc. (a)	37,534	236,089
Avid Bioservices, Inc. (a)(b)	93,173	2,847,367
Avidity Biosciences, Inc. (a)	77,699	1,735,019
Avita Medical, Inc. (a)	40,787	561,229
AVROBIO, Inc. (a)	47,959	184,163
Axcella Health, Inc. (a)	4,603	13,441
Beam Therapeutics, Inc. (a)	71,358	5,647,986
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	9,312
Bio Path Holdings, Inc. (a)	3,392	15,027
BioAtla, Inc. (b)	20,929	528,457
Biocept, Inc. (a)	14,680	57,986
BioCryst Pharmaceuticals, Inc. (a)(b)	276,708	3,337,098
Biogen, Inc. (a)	234,211	55,212,901
Biohaven Pharmaceutical Holding Co. Ltd. (a)	90,097	10,112,487
BioMarin Pharmaceutical, Inc. (a)	290,477	25,065,260
Biomea Fusion, Inc.	12,070	145,685
BioVie, Inc. (a)	1,121	7,219
BioXcel Therapeutics, Inc. (a)(b)	26,766	613,744
Black Diamond Therapeutics, Inc. (a)(b)	21,709	130,254
bluebird bio, Inc. (a)(b)	103,400	1,045,374
Blueprint Medicines Corp. (a)	92,967	8,943,425
Bolt Biotherapeutics, Inc. (b)	21,951	203,486
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	181,667
Brickell Biotech, Inc. (a)(b)	93,690	28,857
BridgeBio Pharma, Inc. (a)(b)	183,377	7,426,769
Brooklyn ImmunoTherapeutics, Inc. (a)	40,942	243,605
C4 Therapeutics, Inc. (a)	63,241	2,347,506
Cabaletta Bio, Inc. (a)	14,463	167,482
Calithera Biosciences, Inc. (a)	84,763	70,150
Calyxt, Inc. (a)	14,780	42,566
Candel Therapeutics, Inc.	8,840	91,582
Capricor Therapeutics, Inc. (a)(b)	27,617	93,069
Cardiff Oncology, Inc. (a)(b)	49,550	278,471
CareDx, Inc. (a)	84,337	3,638,298
Caribou Biosciences, Inc.	37,522	697,534
CASI Pharmaceuticals, Inc. (a)	146,787	131,521
Catalyst Biosciences, Inc. (a)	35,667	42,800
Catalyst Pharmaceutical Partners, Inc. (a)	146,497	1,025,479
Cel-Sci Corp. (a)	62,124	638,013
Celcuity, Inc. (a)	12,131	183,178
Celldex Therapeutics, Inc. (a)	71,515	2,724,722
Cellectar Biosciences, Inc. (a)	56,511	39,049
Celsion Corp. (a)	120,235	92,485
Century Therapeutics, Inc.	13,017	248,755
Cerevel Therapeutics Holdings (a)	94,288	2,940,843
Checkpoint Therapeutics, Inc. (a)(b)	111,216	329,199
ChemoCentryx, Inc. (a)	81,917	2,971,949
Chimerix, Inc. (a)	127,558	802,340
Chinook Therapeutics, Inc. (a)	74,531	1,193,241
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	65,459
Clene, Inc. (b)	54,704	311,266
Clovis Oncology, Inc. (a)(b)	167,814	530,292
Codiak Biosciences, Inc. (a)	20,613	262,816
Cogent Biosciences, Inc. (a)	46,226	366,110
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	61,277	29,995
Coherus BioSciences, Inc. (a)	98,564	1,830,333
Concert Pharmaceuticals, Inc. (a)(b)	33,215	112,267
ContraFect Corp. (a)(b)	42,658	145,464
Corbus Pharmaceuticals Holdings, Inc. (a)	157,355	135,876
Cortexyme, Inc. (a)(b)	25,276	328,841
Corvus Pharmaceuticals, Inc. (a)	22,863	77,963
Crinetics Pharmaceuticals, Inc. (a)	52,212	1,426,432
CTI BioPharma Corp. (a)(b)	97,868	220,203
Cue Biopharma, Inc. (a)	47,568	583,184
Cullinan Oncology, Inc.	33,494	602,892
Curis, Inc. (a)	130,100	634,888
Cyclacel Pharmaceuticals, Inc. (a)	33	118
Cyclerion Therapeutics, Inc. (a)	45,211	98,560
Cyclo Therapeutics, Inc. (a)(b)	5,309	28,616
Cytokinetics, Inc. (a)(b)	128,611	5,059,557
CytomX Therapeutics, Inc. (a)	90,799	600,181
Day One Biopharmaceuticals, Inc. (b)	11,358	208,646
Decibel Therapeutics, Inc.	9,257	63,873
Deciphera Pharmaceuticals, Inc. (a)	69,594	600,596
Denali Therapeutics, Inc. (a)	149,179	6,901,021
DermTech, Inc. (a)(b)	39,764	798,461
Design Therapeutics, Inc. (b)	32,403	542,426
DiaMedica Therapeutics, Inc. (a)	16,099	60,210
Dicerna Pharmaceuticals, Inc. (a)	107,955	4,103,370
Diffusion Pharmaceuticals, Inc. (a)	84,409	31,240
Dyadic International, Inc. (a)(b)	37,918	142,572
Dynavax Technologies Corp. (a)(b)	164,074	2,649,795
Dyne Therapeutics, Inc. (a)	38,912	552,940
Eagle Pharmaceuticals, Inc. (a)(b)	16,357	779,902
Edesa Biotech, Inc. (a)(b)	8,424	53,240
Editas Medicine, Inc. (a)(b)	107,475	3,510,134
Eiger Biopharmaceuticals, Inc. (a)	57,373	352,844
Eledon Pharmaceuticals, Inc. (a)	18,468	90,309
Eliem Therapeutics, Inc.	7,452	107,234
Emergent BioSolutions, Inc. (a)	72,307	3,190,185
Enanta Pharmaceuticals, Inc. (a)	29,715	2,623,240
Enochian Biosciences, Inc. (a)(b)	23,157	290,620
Epizyme, Inc. (a)(b)	133,125	435,319
Equillium, Inc. (a)(b)	21,675	112,277
Erasca, Inc. (b)	23,318	330,416
Evelo Biosciences, Inc. (a)(b)	43,475	374,755
Exact Sciences Corp. (a)(b)	272,274	23,244,031
Exagen, Inc. (a)	10,039	103,201
Exelixis, Inc. (a)	502,679	8,439,980
Exicure, Inc. (a)	134,393	63,017
F-star Therapeutics, Inc. (a)	20,852	107,179
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	126,751	6,972,573
FibroGen, Inc. (a)	128,118	1,602,756
Finch Therapeutics Group, Inc.	10,837	180,111
First Wave BioPharma, Inc. (a)(b)	5,912	12,120
Foghorn Therapeutics, Inc. (a)(b)	22,597	261,447
Forma Therapeutics Holdings, Inc. (a)	40,555	587,642
Forte Biosciences, Inc. (a)	16,638	44,257
Fortress Biotech, Inc. (a)	118,327	337,232
Frequency Therapeutics, Inc. (a)(b)	54,830	279,633
G1 Therapeutics, Inc. (a)(b)	56,782	732,488
Galectin Therapeutics, Inc. (a)(b)	63,339	166,582
Galera Therapeutics, Inc. (a)(b)	4,354	5,747
Gemini Therapeutics, Inc. (a)(b)	62,884	173,560
Generation Bio Co. (a)(b)	76,796	1,318,587
Genocea Biosciences, Inc. (a)(b)	33,261	44,902
Genprex, Inc. (a)(b)	68,088	98,728
GeoVax Labs, Inc. (a)(b)	8,310	34,320
Geron Corp. (a)(b)	515,851	763,459
Gilead Sciences, Inc.	1,971,812	135,917,001
Global Blood Therapeutics, Inc. (a)	98,478	2,782,988
GlycoMimetics, Inc. (a)	51,855	87,635
Gossamer Bio, Inc. (a)(b)	75,695	820,534
Graphite Bio, Inc. (b)	14,730	132,865
Greenwich Lifesciences, Inc. (a)	3,658	114,971
Gritstone Bio, Inc. (a)	53,607	707,612
Gt Biopharma, Inc. (a)	29,786	121,229
Halozyme Therapeutics, Inc. (a)	226,112	7,434,563
Harpoon Therapeutics, Inc. (a)	34,224	210,135
Heat Biologics, Inc. (a)(b)	35,946	161,398
Heron Therapeutics, Inc. (a)(b)	151,424	1,430,957
Histogen, Inc. (a)(b)	2,577	1,237
Homology Medicines, Inc. (a)(b)	61,627	311,216
Hookipa Pharma, Inc. (a)(b)	77,302	249,685
Horizon Therapeutics PLC (a)	357,032	37,045,640
Humanigen, Inc. (a)(b)	75,276	456,173
iBio, Inc. (a)	343,356	255,800
Icosavax, Inc.	22,828	483,040
Ideaya Biosciences, Inc. (a)(b)	52,287	1,150,314
Idera Pharmaceuticals, Inc. (a)	91,027	59,259
IGM Biosciences, Inc. (a)(b)	12,428	620,406
Imago BioSciences, Inc. (b)	10,868	243,117
Immuneering Corp. (b)	9,384	212,360
Immunic, Inc. (a)	22,190	189,281
ImmunityBio, Inc. (a)(b)	116,914	910,760
ImmunoGen, Inc. (a)	350,293	2,161,308
Immunome, Inc. (a)(b)	11,659	220,938
Immunovant, Inc. (a)	88,169	678,901
Impel Neuropharma, Inc. (b)	5,825	53,823
Incyte Corp. (a)	298,610	20,221,869
Infinity Pharmaceuticals, Inc. (a)(b)	116,752	253,352
Inhibrx, Inc. (a)	36,754	1,485,964
Inmune Bio, Inc. (a)	12,726	163,529
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	2,387,622
Inozyme Pharma, Inc. (a)(b)	9,601	76,232
Insmed, Inc. (a)(b)	181,804	5,003,246
Instil Bio, Inc. (b)	35,978	790,796
Intellia Therapeutics, Inc. (a)	106,222	12,216,592
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	707,383
Invitae Corp. (a)(b)	309,183	5,256,111
Ionis Pharmaceuticals, Inc. (a)	224,311	5,944,242
Iovance Biotherapeutics, Inc. (a)(b)	225,570	4,222,670
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	258,371	2,865,334
IsoRay, Inc. (a)	190,229	85,793
iTeos Therapeutics, Inc. (a)	32,752	1,156,146
Iveric Bio, Inc. (a)	166,320	2,431,598
Janux Therapeutics, Inc. (b)	15,615	277,635
Jounce Therapeutics, Inc. (a)	42,840	328,583
Kalvista Pharmaceuticals, Inc. (a)	26,180	379,610
Karuna Therapeutics, Inc. (a)	32,897	4,207,526
Karyopharm Therapeutics, Inc. (a)(b)	117,204	814,568
Keros Therapeutics, Inc. (a)	19,497	1,087,738
Kezar Life Sciences, Inc. (a)	58,442	810,006
Kiniksa Pharmaceuticals Ltd. (a)	42,836	497,754
Kinnate Biopharma, Inc. (b)	27,233	544,115
Kintara Therapeutics, Inc. (a)(b)	69,028	48,320
Kodiak Sciences, Inc. (a)(b)	51,401	4,720,668
Kronos Bio, Inc. (a)(b)	77,287	912,759
Krystal Biotech, Inc. (a)	28,118	2,264,905
Kura Oncology, Inc. (a)	110,209	1,538,518
Kymera Therapeutics, Inc. (a)(b)	57,835	3,210,999
La Jolla Pharmaceutical Co./California (a)	30,025	117,098
Lantern Pharma, Inc. (a)(b)	6,165	52,033
Larimar Therapeutics, Inc. (a)(b)	18,481	169,840
Leap Therapeutics, Inc. (a)(b)	42,530	111,003
Lexicon Pharmaceuticals, Inc. (a)	117,528	538,278
Ligand Pharmaceuticals, Inc. Class B (a)(b)	26,023	4,213,644
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	579,796
LogicBio Therapeutics, Inc. (a)(b)	12,282	36,846
Longeveron, Inc. (b)	4,231	111,106
Lumos Pharma, Inc. (a)	3,251	25,228
Lyell Immunopharma, Inc. (b)	32,002	305,619
Macrogenics, Inc. (a)	92,923	1,635,445
Madrigal Pharmaceuticals, Inc. (a)(b)	16,761	1,386,302
Magenta Therapeutics, Inc. (a)(b)	44,113	248,356
MannKind Corp. (a)(b)	393,051	1,819,826
Marker Therapeutics, Inc. (a)	89,516	105,629
Matinas BioPharma Holdings, Inc. (a)	248,756	261,194
MediciNova, Inc. (a)(b)	61,340	201,195
MEI Pharma, Inc. (a)	134,168	452,146
Merrimack Pharmaceuticals, Inc. (a)	15,717	66,011
Mersana Therapeutics, Inc. (a)(b)	88,867	598,964
MiMedx Group, Inc. (a)(b)	151,572	1,062,520
Minerva Neurosciences, Inc. (a)	45,867	44,537
Mirati Therapeutics, Inc. (a)(b)	77,773	10,637,013
Mirum Pharmaceuticals, Inc. (a)	19,259	274,056
Moderna, Inc. (a)	552,188	194,607,617
Molecular Templates, Inc. (a)	59,475	238,495
Moleculin Biotech, Inc. (a)(b)	30,817	63,791
Monte Rosa Therapeutics, Inc. (b)	14,494	281,039
Morphic Holding, Inc. (a)	48,114	2,295,038
Mustang Bio, Inc. (a)	96,783	195,502
Myovant Sciences Ltd. (a)(b)	74,672	1,255,236
Myriad Genetics, Inc. (a)	122,318	3,163,143
NanoViricides, Inc. (a)	8,252	38,949
Natera, Inc. (a)	138,181	12,638,034
Navidea Biopharmaceuticals, Inc. (a)	7,141	8,783
Neoleukin Therapeutics, Inc. (a)	48,248	258,609
Neubase Therapeutics, Inc. (a)	27,182	80,187
Neurobo Pharmaceuticals, Inc. (a)	380	612
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	150,425	12,522,881
Neximmune, Inc. (b)	6,510	51,429
NextCure, Inc. (a)	17,599	109,994
Nkarta, Inc. (a)	27,337	434,385
Novavax, Inc. (a)(b)	116,953	24,399,904
Nurix Therapeutics, Inc. (a)(b)	67,925	1,957,599
Nuvalent, Inc. Class A	11,343	241,946
Ocugen, Inc. (a)(b)	306,905	1,945,778
Olema Pharmaceuticals, Inc. (b)	43,005	376,294
Omega Therapeutics, Inc.	7,699	139,275
OncoCyte Corp. (a)(b)	109,596	246,591
Oncorus, Inc. (a)(b)	15,974	88,496
OncoSec Medical, Inc. (a)	19,670	23,211
Oncternal Therapeutics, Inc. (a)(b)	80,553	237,631
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	60,641	97,632
Opko Health, Inc. (a)(b)	684,094	2,688,489
Oragenics, Inc. (a)(b)	83,373	47,948
Organogenesis Holdings, Inc. Class A (a)	91,135	916,818
Organovo Holdings, Inc. (a)(b)	11,895	56,977
Orgenesis, Inc. (a)(b)	40,821	126,545
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	870,591
Outlook Therapeutics, Inc. (a)	124,702	188,300
Ovid Therapeutics, Inc. (a)	57,469	192,521
Oyster Point Pharma, Inc. (a)(b)	15,469	161,342
Palatin Technologies, Inc. (a)(b)	273,268	195,359
Passage Bio, Inc. (a)	44,674	325,673
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)	32,700	322,095
PharmaCyte Biotech, Inc. (a)(b)	2,452	6,351
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	55,395
Pieris Pharmaceuticals, Inc. (a)	100,668	332,204
PMV Pharmaceuticals, Inc. (a)	39,622	861,779
Point Biopharma Global, Inc. (a)(b)	160,062	1,291,700
Polarityte, Inc. (a)(b)	90,951	42,201
Poseida Therapeutics, Inc. (a)	33,043	229,649
Praxis Precision Medicines, Inc. (a)	51,482	880,857
Precigen, Inc. (a)(b)	140,644	554,137
Precision BioSciences, Inc. (a)	69,476	629,453
Prelude Therapeutics, Inc. (a)(b)	24,019	343,232
Prometheus Biosciences, Inc. (b)	23,004	683,219
Protagonist Therapeutics, Inc. (a)	71,859	2,415,900
Protara Therapeutics, Inc. (a)	11,701	80,620
Prothena Corp. PLC (a)	52,622	2,638,993
PTC Therapeutics, Inc. (a)	127,338	4,731,880
Puma Biotechnology, Inc. (a)	56,688	175,733
Qualigen Therapeutics, Inc. (a)(b)	15,124	22,232
Radius Health, Inc. (a)	68,750	1,131,625
Rallybio Corp. (b)	6,818	87,748
RAPT Therapeutics, Inc. (a)	27,678	903,687
Recro Pharma, Inc. (a)	57,578	90,397
Recursion Pharmaceuticals, Inc. (b)	47,396	906,212
Regeneron Pharmaceuticals, Inc. (a)	165,533	105,366,720
REGENXBIO, Inc. (a)	55,546	1,777,472
Regulus Therapeutics, Inc. (a)	50,761	19,670
Relay Therapeutics, Inc. (a)(b)	117,727	3,463,528
Reneo Pharmaceuticals, Inc. (b)	5,709	39,278
Repligen Corp. (a)	80,686	23,116,539
Replimune Group, Inc. (a)	40,731	1,160,426
Revolution Medicines, Inc. (a)(b)	110,002	3,042,655
Rhythm Pharmaceuticals, Inc. (a)	53,814	481,635
Rigel Pharmaceuticals, Inc. (a)(b)	265,322	708,410
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	1,665,735
Rubius Therapeutics, Inc. (a)(b)	69,675	861,183
Sage Therapeutics, Inc. (a)	81,615	3,175,640
Salarius Pharmaceuticals, Inc. (a)(b)	64,297	41,793
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	32
Sana Biotechnology, Inc. (b)	137,536	2,614,559
Sangamo Therapeutics, Inc. (a)	180,337	1,494,994
Sarepta Therapeutics, Inc. (a)	134,668	10,882,521
Savara, Inc. (a)	99,425	107,379
Scholar Rock Holding Corp. (a)(b)	36,710	974,651
Seagen, Inc. (a)	210,073	33,611,680
Selecta Biosciences, Inc. (a)	150,730	452,190
Sellas Life Sciences Group, Inc. (a)(b)	20,426	137,671
Sensei Biotherapeutics, Inc.	11,330	77,950
Seres Therapeutics, Inc. (a)	104,209	1,121,289
Sesen Bio, Inc. (a)	266,888	280,232
Shattuck Labs, Inc. (a)	38,622	327,515
Sigilon Therapeutics, Inc.	12,132	45,616
Silverback Therapeutics, Inc.	24,248	170,463
Sio Gene Therapies, Inc. (a)	38,531	61,264
Soleno Therapeutics, Inc. (a)(b)	36,789	24,009
Solid Biosciences, Inc. (a)(b)	89,818	157,182
Soligenix, Inc. (a)(b)	23,654	20,723
Sorrento Therapeutics, Inc. (a)(b)	502,167	2,992,915
Spectrum Pharmaceuticals, Inc. (a)	243,368	384,521
Spero Therapeutics, Inc. (a)(b)	39,004	555,807
Springworks Therapeutics, Inc. (a)(b)	43,652	3,136,396
Spruce Biosciences, Inc. (a)(b)	5,509	14,213
SQZ Biotechnologies Co. (b)	20,477	269,477
Statera Biopharma, Inc. (a)	22,064	64,868
Stoke Therapeutics, Inc. (a)	31,173	776,208
Surface Oncology, Inc. (a)(b)	33,920	195,718
Surrozen, Inc. (b)	6,281	56,969
Sutro Biopharma, Inc. (a)	65,091	1,111,754
Synaptogenix, Inc. (b)	1,764	16,440
Syndax Pharmaceuticals, Inc. (a)(b)	61,507	982,267
Synlogic, Inc. (a)	30,139	75,046
Synthetic Biologics, Inc. (a)(b)	97,571	33,662
Syros Pharmaceuticals, Inc. (a)	80,524	318,875
T2 Biosystems, Inc. (a)(b)	242,249	150,146
Talaris Therapeutics, Inc. (b)	13,340	172,886
Tango Therapeutics, Inc. (a)(b)	115,083	1,193,411
Taysha Gene Therapies, Inc. (a)(b)	26,057	338,220
TCR2 Therapeutics, Inc. (a)	37,471	192,976
Tempest Therapeutics, Inc. (a)	2,810	27,819
Tenaya Therapeutics, Inc.	17,221	338,393
TG Therapeutics, Inc. (a)	217,897	3,312,034
TONIX Pharmaceuticals Holding (a)	635,278	298,072
TRACON Pharmaceuticals, Inc. (a)	24,147	62,782
Travere Therapeutics, Inc. (a)	92,128	2,630,254
Trevena, Inc. (a)(b)	223,656	152,086
Turning Point Therapeutics, Inc. (a)	83,616	3,182,425
Twist Bioscience Corp. (a)	78,585	7,504,868
Tyme Technologies, Inc. (a)(b)	123,850	91,030
Ultragenyx Pharmaceutical, Inc. (a)	107,871	8,115,135
uniQure B.V. (a)	63,200	1,760,120
United Therapeutics Corp. (a)	71,113	13,475,914
UNITY Biotechnology, Inc. (a)	46,076	101,367
Vanda Pharmaceuticals, Inc. (a)	81,705	1,323,621
Vaxart, Inc. (a)(b)	185,284	1,474,861
Vaxcyte, Inc. (a)	43,656	889,709
VBI Vaccines, Inc. (a)	359,977	1,094,330
Vera Therapeutics, Inc. (a)	6,244	223,535
Veracyte, Inc. (a)(b)	109,610	4,546,623
Verastem, Inc. (a)	224,519	599,466
Vericel Corp. (a)	73,849	2,747,921
Vertex Pharmaceuticals, Inc. (a)	408,699	76,402,191
Verve Therapeutics, Inc.	25,588	872,039
Viking Therapeutics, Inc. (a)(b)	104,003	552,256
Vincerx Pharma, Inc. (a)	27,455	288,003
Vir Biotechnology, Inc. (a)	113,550	5,384,541
Viracta Therapeutics, Inc. (a)	26,919	124,097
Viridian Therapeutics, Inc. (a)	7,512	144,531
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)(b)	268,335	517,887
Vor Biopharma, Inc. (a)(b)	18,724	216,075
Voyager Therapeutics, Inc. (a)(b)	41,094	124,926
vTv Therapeutics, Inc. Class A (a)(b)	39,197	48,604
Vyant Bio, Inc. (a)	18,007	34,393
Werewolf Therapeutics, Inc. (b)	11,166	161,795
X4 Pharmaceuticals, Inc. (a)	23,776	105,803
Xbiotech, Inc.	22,712	286,625
Xencor, Inc. (a)	92,030	3,333,327
XOMA Corp. (a)(b)	15,806	324,181
Y-mAbs Therapeutics, Inc. (a)	48,327	825,425
Yumanity Therapeutics, Inc. (a)(b)	2,924	12,310
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	61,422	5,039,675
ZIOPHARM Oncology, Inc. (a)(b)	328,944	457,232
		1,791,704,842
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,788,476	350,706,627
Abiomed, Inc. (a)	71,494	22,504,881
Accelerate Diagnostics, Inc. (a)(b)	51,710	258,550
Accuray, Inc. (a)(b)	143,156	688,580
Acutus Medical, Inc. (a)	22,522	74,323
Aethlon Medical, Inc. (a)	25,344	61,586
Align Technology, Inc. (a)	115,292	70,504,517
Alphatec Holdings, Inc. (a)	101,692	1,128,781
Angiodynamics, Inc. (a)	60,440	1,556,330
Apollo Endosurgery, Inc. (a)	16,682	132,789
Apyx Medical Corp. (a)	41,290	554,525
Asensus Surgical, Inc. (a)(b)	410,079	549,506
Aspira Women's Health, Inc. (a)(b)	97,584	202,975
Atricure, Inc. (a)	74,191	4,703,709
Atrion Corp.	2,373	1,684,806
Avanos Medical, Inc. (a)	78,830	2,378,301
Avinger, Inc. (a)(b)	153,862	89,471
AxoGen, Inc. (a)	61,950	592,862
Axonics Modulation Technologies, Inc. (a)	77,608	4,222,651
Baxter International, Inc.	787,006	58,687,037
Becton, Dickinson & Co.	451,049	106,961,760
Bellerophon Therapeutics, Inc. (a)	7,640	24,142
Beyond Air, Inc. (a)	25,586	370,997
BioLase Technology, Inc. (a)	267,636	117,867
BioLife Solutions, Inc. (a)	48,948	1,867,856
Biomerica, Inc. (a)(b)	3,201	15,525
BioSig Technologies, Inc. (a)(b)	30,625	83,300
Bioventus, Inc.	28,059	348,773
Boston Scientific Corp. (a)	2,232,675	84,997,937
Butterfly Network, Inc. Class A (a)(b)	218,205	1,538,345
Cardiovascular Systems, Inc. (a)	64,374	1,287,480
Cerus Corp. (a)(b)	263,959	1,818,678
Chembio Diagnostics, Inc. (a)(b)	13,955	28,468
ClearPoint Neuro, Inc. (a)(b)	24,679	338,843
Co.-Diagnostics, Inc. (a)(b)	43,909	423,283
ConforMis, Inc. (a)	293,619	244,908
CONMED Corp.	45,640	5,999,834
Cryolife, Inc. (a)	63,237	1,087,044
CryoPort, Inc. (a)(b)	73,207	4,863,873
Cutera, Inc. (a)(b)	27,141	946,135
CVRx, Inc.	6,448	74,668
CytoSorbents Corp. (a)	62,586	307,923
DarioHealth Corp. (a)(b)	19,331	302,144
Delcath Systems, Inc. (a)(b)	4,791	45,754
Dentsply Sirona, Inc.	342,932	16,714,506
DexCom, Inc. (a)	151,635	85,308,335
Eargo, Inc. (a)(b)	30,166	156,260
Edwards Lifesciences Corp. (a)	980,895	105,259,842
Ekso Bionics Holdings, Inc. (a)	14,838	48,224
electroCore, Inc. (a)	58,573	41,071
Electromed, Inc. (a)	6,101	73,334
ENDRA Life Sciences, Inc. (a)(b)	38,471	36,628
Envista Holdings Corp. (a)	254,972	9,892,914
Envveno Medical Corp. (a)(b)	10,208	69,210
Figs, Inc. Class A (b)	55,637	1,849,374
Fonar Corp. (a)	12,634	206,566
Glaukos Corp. (a)	71,743	3,087,101
Globus Medical, Inc. (a)	123,274	7,719,418
Haemonetics Corp. (a)	80,661	4,133,876
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	3,594
Heska Corp. (a)	16,736	2,693,827
Hill-Rom Holdings, Inc.	104,458	16,243,219
Hologic, Inc. (a)	398,982	29,815,925
ICU Medical, Inc. (a)	31,346	7,090,779
IDEXX Laboratories, Inc. (a)	133,592	81,233,287
Inari Medical, Inc. (a)	51,159	4,222,664
Inogen, Inc. (a)	29,965	915,431
Insulet Corp. (a)	108,358	31,254,782
Integer Holdings Corp. (a)	52,921	4,219,921
Integra LifeSciences Holdings Corp. (a)	113,798	7,277,382
Intersect ENT, Inc. (a)	54,479	1,458,403
IntriCon Corp. (a)	10,720	176,666
Intuitive Surgical, Inc. (a)	561,277	182,044,582
Invacare Corp. (a)(b)	53,785	147,371
INVO Bioscience, Inc. (a)(b)	23,986	74,357
IRadimed Corp. (a)	7,211	324,495
iRhythm Technologies, Inc. (a)	46,041	4,861,930
Iridex Corp. (a)(b)	14,475	90,469
Kewaunee Scientific Corp. (a)	970	12,494
Lantheus Holdings, Inc. (a)	106,966	2,864,549
LeMaitre Vascular, Inc.	27,523	1,287,801
LENSAR, Inc. (a)	16,562	112,953
LivaNova PLC (a)	82,733	6,631,877
Lucira Health, Inc. (b)	12,311	82,730
Masimo Corp. (a)	79,702	22,166,720
Medtronic PLC	2,115,051	225,675,942
Meridian Bioscience, Inc. (a)	68,310	1,360,052
Merit Medical Systems, Inc. (a)	79,094	4,971,849
Mesa Laboratories, Inc.	7,747	2,392,196
Microbot Medical, Inc. (a)(b)	10,061	51,814
Milestone Scientific, Inc. (a)	55,851	129,574
Motus GI Holdings, Inc. (a)(b)	46,375	22,724
Myomo, Inc. (a)	6,750	55,215
NanoVibronix, Inc. (a)	39,040	42,554
Natus Medical, Inc. (a)	54,207	1,225,078
Nemaura Medical, Inc. (a)	15,517	74,482
Neogen Corp. (a)	170,176	6,829,163
Neuronetics, Inc. (a)	29,258	113,228
NeuroPace, Inc. (b)	9,942	99,420
Nevro Corp. (a)	55,481	4,831,285
Novocure Ltd. (a)	140,639	13,169,436
NuVasive, Inc. (a)	83,296	4,003,206
Nuwellis, Inc. (a)(b)	9,397	14,847
OraSure Technologies, Inc. (a)	114,677	1,069,936
Ortho Clinical Diagnostics Holdings PLC	177,279	3,393,120
Orthofix International NV (a)	29,501	903,026
OrthoPediatrics Corp. (a)(b)	22,143	1,233,587
Outset Medical, Inc. (a)	67,302	3,190,115
Owlet, Inc. (a)	89,800	406,794
PAVmed, Inc. (a)	117,738	432,098
Penumbra, Inc. (a)	54,708	13,439,020
Predictive Oncology, Inc. (a)	75,628	77,897
Pro-Dex, Inc. (a)	4,562	103,786
Pulmonx Corp. (a)	58,442	1,887,677
Pulse Biosciences, Inc. (a)(b)	22,939	465,662
Quidel Corp. (a)	59,817	8,826,597
Quotient Ltd. (a)(b)	147,507	312,715
Repro Medical Systems, Inc. (a)	36,405	125,233
Reshape Lifesciences, Inc. (a)(b)	178	336
ResMed, Inc.	228,279	58,176,903
Retractable Technologies, Inc. (a)(b)	22,809	197,526
Rockwell Medical Technologies, Inc. (a)(b)	82,108	34,896
RxSight, Inc.	4,101	44,496
Sanara Medtech, Inc. (a)(b)	2,643	73,845
Seaspine Holdings Corp. (a)	46,780	628,255
Second Sight Medical Products, Inc. (a)(b)	21,069	41,717
Senseonics Holdings, Inc. (a)(b)	629,392	1,976,291
Shockwave Medical, Inc. (a)	56,133	10,117,412
SI-BONE, Inc. (a)	41,873	806,055
Sientra, Inc. (a)(b)	77,158	310,175
Sight Sciences, Inc.	12,764	267,406
Silk Road Medical, Inc. (a)	53,992	2,190,995
Sintx Technologies, Inc. (a)(b)	35,965	31,976
SmileDirectClub, Inc. (a)(b)	154,431	474,103
Soliton, Inc. (a)	16,700	342,851
Staar Surgical Co. (a)	74,586	7,099,841
Stereotaxis, Inc. (a)	91,596	537,669
STERIS PLC	157,264	34,366,902
STRATA Skin Sciences, Inc. (a)	566	838
Stryker Corp.	527,115	124,731,222
Surgalign Holdings, Inc. (a)(b)	139,754	114,598
SurModics, Inc. (a)	24,724	1,086,125
Tactile Systems Technology, Inc. (a)	29,608	577,356
Talis Biomedical Corp.	29,289	137,073
Tandem Diabetes Care, Inc. (a)	100,356	12,897,753
Tela Bio, Inc. (a)	6,272	77,773
Teleflex, Inc.	73,486	21,856,206
The Cooper Companies, Inc.	77,420	29,146,307
Thermogenesis Holdings, Inc. (a)	57	74
TransMedics Group, Inc. (a)	39,511	870,822
Treace Medical Concepts, Inc.	24,916	431,296
Utah Medical Products, Inc.	6,131	683,974
Vapotherm, Inc. (a)(b)	38,832	854,304
Varex Imaging Corp. (a)	60,985	1,741,122
Venus Concept, Inc. (a)	16,173	20,701
ViewRay, Inc. (a)(b)	203,714	1,047,090
VolitionRx Ltd. (a)	47,456	153,283
Zimmer Biomet Holdings, Inc.	326,436	39,041,746
Zomedica Corp. (a)(b)	1,469,468	581,468
Zosano Pharma Corp. (a)(b)	130,714	78,428
Zynex, Inc. (b)	27,900	357,120
		2,032,418,868
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)(b)	188,805	3,007,664
Acadia Healthcare Co., Inc. (a)	142,520	8,005,348
Accolade, Inc. (a)	93,458	2,399,067
AdaptHealth Corp. (a)	154,436	3,031,579
Addus HomeCare Corp. (a)	24,562	2,142,298
Agiliti, Inc. (a)(b)	53,180	1,119,971
agilon health, Inc.	81,408	1,790,976
Alignment Healthcare, Inc.	53,495	867,154
Amedisys, Inc. (a)	51,913	7,249,650
AmerisourceBergen Corp.	234,369	27,128,212
AMN Healthcare Services, Inc. (a)	75,845	8,647,088
Anthem, Inc.	383,343	155,725,427
Apollo Medical Holdings, Inc. (a)(b)	60,843	5,699,164
Apria, Inc.	11,889	334,438
ATI Physical Therapy, Inc. (a)(b)	54,925	197,181
Aveanna Healthcare Holdings, Inc.	88,069	567,164
Biodesix, Inc. (a)	7,043	48,033
Brookdale Senior Living, Inc. (a)	290,814	1,704,170
Caladrius Biosciences, Inc. (a)	48,949	45,899
Cano Health, Inc. (a)	276,851	2,585,788
Cardinal Health, Inc.	453,633	20,971,454
CareMax, Inc. Class A (a)	115,874	776,356
Castle Biosciences, Inc. (a)	37,337	1,543,138
Centene Corp. (a)	912,193	65,139,702
Chemed Corp.	24,790	11,539,497
Cigna Corp.	534,153	102,503,961
Clover Health Investments Corp. (a)	397,830	1,973,237
Community Health Systems, Inc. (a)	197,459	2,375,432
Corvel Corp. (a)	14,864	2,794,432
Covetrus, Inc. (a)	159,951	2,875,919
Cross Country Healthcare, Inc. (a)	52,898	1,383,812
CVS Health Corp.	2,074,557	184,760,046
DaVita HealthCare Partners, Inc. (a)	103,807	9,809,762
Encompass Health Corp.	157,597	9,080,739
Enzo Biochem, Inc. (a)(b)	55,775	194,097
Five Star Senior Living, Inc. (a)	29,657	94,902
Fulgent Genetics, Inc. (a)(b)	30,142	2,818,880
Great Elm Group, Inc.	40,893	72,790
Guardant Health, Inc. (a)	159,795	16,797,650
Hanger, Inc. (a)	61,041	1,029,762
HCA Holdings, Inc.	386,245	87,133,010
HealthEquity, Inc. (a)	132,179	7,227,548
Henry Schein, Inc. (a)	219,847	15,622,328
Hims & Hers Health, Inc. (a)(b)	185,955	1,218,005
Humana, Inc.	201,461	84,555,196
InfuSystems Holdings, Inc. (a)	24,389	403,638
Innovage Holding Corp. (b)	38,861	309,722
Laboratory Corp. of America Holdings (a)	151,405	43,200,389
LHC Group, Inc. (a)	50,438	5,786,247
LifeStance Health Group, Inc.	72,912	578,921
Magellan Health Services, Inc. (a)	36,061	3,418,222
McKesson Corp.	243,322	52,742,477
MEDNAX, Inc. (a)	133,900	3,288,584
Modivcare, Inc. (a)	19,500	2,672,085
Molina Healthcare, Inc. (a)	91,681	26,145,588
National Healthcare Corp.	18,248	1,176,814
National Research Corp. Class A	21,971	879,939
Oak Street Health, Inc. (a)(b)	221,761	6,863,503
Ontrak, Inc. (a)(b)	11,611	70,479
Option Care Health, Inc. (a)	217,545	5,506,064
Owens & Minor, Inc.	117,503	4,700,120
Patterson Companies, Inc.	135,533	4,265,224
Pennant Group, Inc. (a)	38,818	789,170
PetIQ, Inc. Class A (a)(b)	38,876	776,354
Precipio, Inc. (a)(b)	37,582	72,909
Premier, Inc.	198,749	7,367,625
Privia Health Group, Inc. (b)	41,482	958,234
Progenity, Inc. (a)(b)	43,969	137,623
Progyny, Inc. (a)(b)	110,289	5,599,373
Psychemedics Corp. (a)(b)	1,921	15,061
Quest Diagnostics, Inc.	191,477	28,468,800
R1 RCM, Inc. (a)(b)	215,594	5,135,449
RadNet, Inc. (a)	68,384	1,843,633
Select Medical Holdings Corp.	171,824	4,613,474
Sharps Compliance Corp. (a)	16,557	122,191
Signify Health, Inc. (b)	39,888	542,078
SOC Telemed, Inc. Class A (a)	84,270	171,068
Sonida Senior Living, Inc. (a)(b)	5,304	151,694
Surgery Partners, Inc. (a)	55,535	2,463,533
Talkspace, Inc. Class A (a)(b)	193,412	442,913
Tenet Healthcare Corp. (a)	169,412	12,345,052
The Ensign Group, Inc.	79,934	6,101,362
The Joint Corp. (a)	21,279	1,700,618
Tivity Health, Inc. (a)	68,189	1,624,262
Triple-S Management Corp. (a)	40,849	1,450,956
U.S. Physical Therapy, Inc.	19,753	1,698,363
UnitedHealth Group, Inc.	1,482,569	658,586,801
Universal Health Services, Inc. Class B	119,573	14,196,902
Vivos Therapeutics, Inc. (b)	9,121	23,259
		1,785,994,699
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	221,312	3,680,419
American Well Corp. (a)	296,298	1,925,937
CareCloud, Inc. (a)(b)	4,478	31,077
Castlight Health, Inc. Class B (a)	152,057	232,647
Cerner Corp.	462,070	32,552,832
Certara, Inc.	160,535	4,323,208
Change Healthcare, Inc. (a)	391,643	7,942,520
Computer Programs & Systems, Inc. (a)	19,602	577,671
Convey Health Solutions Holdin	5,497	35,840
Doximity, Inc.	77,511	5,243,619
Evolent Health, Inc. (a)	124,447	3,235,622
Forian, Inc.	20,350	174,603
GoodRx Holdings, Inc. (a)(b)	104,059	4,154,035
Health Catalyst, Inc. (a)(b)	90,563	3,929,529
HealthStream, Inc. (a)	43,232	1,003,847
HTG Molecular Diagnostics (a)(b)	3,005	11,840
iCAD, Inc. (a)	34,731	255,967
Inspire Medical Systems, Inc. (a)	43,550	9,723,409
MultiPlan Corp. Class A (a)(b)	415,543	1,678,794
NantHealth, Inc. (a)(b)	57,911	64,860
Nextgen Healthcare, Inc. (a)	95,142	1,474,701
Omnicell, Inc. (a)	68,573	12,137,421
OptimizeRx Corp. (a)(b)	25,443	1,653,795
Phreesia, Inc. (a)	83,949	4,842,178
Schrodinger, Inc. (a)	75,144	2,944,142
Sema4 Holdings Corp. Class A (a)(b)	215,514	1,437,478
Sharecare, Inc. Class A (a)(b)	459,324	2,907,521
Simulations Plus, Inc. (b)	23,644	1,110,559
Streamline Health Solutions, Inc. (a)(b)	94,959	145,287
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	387,922
Teladoc Health, Inc. (a)(b)	250,450	25,358,063
Veeva Systems, Inc. Class A (a)	216,524	61,185,352
Vocera Communications, Inc. (a)	53,855	3,141,901
		199,504,596
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	143,295	21,896,909
23andMe Holding Co. Class A (a)(b)	150,098	1,233,806
Absci Corp. (b)	17,170	181,144
Adaptive Biotechnologies Corp. (a)	176,030	4,592,623
Agilent Technologies, Inc.	477,445	72,046,451
Akoya Biosciences, Inc.	10,639	138,094
Alpha Teknova, Inc. (b)	7,482	167,298
Applied DNA Sciences, Inc. (a)(b)	641	3,705
Avantor, Inc. (a)	918,355	36,256,655
Berkeley Lights, Inc. (a)	69,952	1,459,898
Bio-Rad Laboratories, Inc. Class A (a)	33,692	25,376,814
Bio-Techne Corp.	61,253	28,913,254
BioNano Genomics, Inc. (a)(b)	457,006	1,786,893
Bruker Corp.	163,124	13,211,413
Champions Oncology, Inc. (a)	6,812	53,815
Charles River Laboratories International, Inc. (a)	79,628	29,133,496
ChromaDex, Inc. (a)(b)	81,329	381,433
Codex DNA, Inc.	3,184	21,779
Codexis, Inc. (a)(b)	91,211	3,165,934
Cytek Biosciences, Inc. (b)	20,260	408,644
Danaher Corp.	999,511	321,482,718
Fluidigm Corp. (a)(b)	112,984	520,856
Harvard Bioscience, Inc. (a)	56,746	379,631
Illumina, Inc. (a)	230,446	84,188,837
Inotiv, Inc. (a)(b)	21,931	1,140,412
IQVIA Holdings, Inc. (a)	300,654	77,908,471
Maravai LifeSciences Holdings, Inc.	171,333	7,871,038
Medpace Holdings, Inc. (a)	44,510	9,231,819
Mettler-Toledo International, Inc. (a)	36,275	54,925,066
Nanostring Technologies, Inc. (a)	70,765	2,908,442
Nautilus Biotechnology, Inc. (a)	56,199	272,565
NeoGenomics, Inc. (a)	194,690	6,670,079
Pacific Biosciences of California, Inc. (a)	313,940	7,286,547
PerkinElmer, Inc.	176,850	32,214,996
Personalis, Inc. (a)	51,986	704,410
PPD, Inc. (a)	191,737	9,030,813
Quanterix Corp. (a)	51,289	2,050,021
Quantum-Si, Inc. (b)	146,687	950,532
Rapid Micro Biosystems, Inc. (b)	8,506	104,794
Seer, Inc. (b)	58,297	1,300,606
Singular Genomics Systems, Inc.	12,930	147,661
Sotera Health Co.	160,454	3,424,088
Syneos Health, Inc. (a)	161,917	15,731,856
Thermo Fisher Scientific, Inc.	618,795	391,592,040
Waters Corp. (a)	96,276	31,585,267
West Pharmaceutical Services, Inc.	116,308	51,484,899
		1,355,538,522
Pharmaceuticals - 3.1%
9 Meters Biopharma, Inc. (a)	348,519	362,460
AcelRx Pharmaceuticals, Inc. (a)	161,025	104,956
Acer Therapeutics, Inc. (a)(b)	6,588	13,835
Aclaris Therapeutics, Inc. (a)	70,209	898,675
Adamis Pharmaceuticals Corp. (a)(b)	200,206	164,169
Adial Pharmaceuticals, Inc. (a)(b)	12,772	35,506
Aerie Pharmaceuticals, Inc. (a)	71,273	719,857
Agile Therapeutics, Inc. (a)	85,784	54,044
Alimera Sciences, Inc. (a)	1,036	5,377
Amneal Pharmaceuticals, Inc. (a)	186,979	781,572
Amphastar Pharmaceuticals, Inc. (a)	53,793	1,052,191
Ampio Pharmaceuticals, Inc. (a)(b)	268,882	303,837
Angion Biomedica Corp. (b)	6,656	23,962
ANI Pharmaceuticals, Inc. (a)	13,713	564,153
Antares Pharma, Inc. (a)	245,368	792,539
Aquestive Therapeutics, Inc. (a)(b)	29,801	175,826
Arvinas Holding Co. LLC (a)	71,562	5,410,803
Assertio Holdings, Inc. (a)(b)	51,237	72,757
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc.	85,304	690,109
Athira Pharma, Inc. (a)	48,208	649,844
Avenue Therapeutics, Inc. (a)(b)	6,166	8,694
Axsome Therapeutics, Inc. (a)(b)	44,123	1,524,008
Aytu BioScience, Inc. (a)(b)	31,782	62,293
Baudax Bio, Inc. (a)(b)	77,004	29,000
Biodelivery Sciences International, Inc. (a)	189,534	526,905
Bristol-Myers Squibb Co.	3,499,525	187,679,526
Cara Therapeutics, Inc. (a)	63,036	830,814
Cassava Sciences, Inc. (a)(b)	58,033	3,104,185
Catalent, Inc. (a)	269,351	34,654,700
Citius Pharmaceuticals, Inc. (a)(b)	167,327	282,783
Clearside Biomedical, Inc. (a)	75,812	278,230
Clever Leaves Holdings, Inc.	37,601	186,501
Cocrystal Pharma, Inc. (a)	102,307	91,831
Collegium Pharmaceutical, Inc. (a)	55,936	983,355
Corcept Therapeutics, Inc. (a)	162,810	3,419,010
CorMedix, Inc. (a)(b)	59,573	296,674
Cumberland Pharmaceuticals, Inc. (a)	5,048	25,391
CymaBay Therapeutics, Inc. (a)	111,875	370,306
Cyteir Therapeutics, Inc. (b)	6,729	111,769
Dare Bioscience, Inc. (a)(b)	83,204	149,767
Durect Corp. (a)(b)	300,972	297,902
Edgewise Therapeutics, Inc. (b)	35,259	614,212
Elanco Animal Health, Inc. (a)	747,146	21,472,976
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,248,225	309,609,729
Eloxx Pharmaceuticals, Inc. (a)(b)	111,164	82,684
Endo International PLC (a)	362,695	2,031,092
Enveric Biosciences, Inc. (a)(b)	23,136	30,077
Esperion Therapeutics, Inc. (a)(b)	39,960	348,851
Eton Pharmaceuticals, Inc. (a)(b)	19,284	75,208
Evofem Biosciences, Inc. (a)(b)	215,370	95,624
Evoke Pharma, Inc. (a)(b)	5,940	4,514
Evolus, Inc. (a)(b)	49,047	271,720
Eyenovia, Inc. (a)(b)	16,586	60,539
Eyepoint Pharmaceuticals, Inc. (a)(b)	29,432	465,026
Fulcrum Therapeutics, Inc. (a)	40,877	592,717
Graybug Vision, Inc. (a)(b)	6,561	16,796
Harmony Biosciences Holdings, Inc. (a)(b)	39,934	1,361,350
Harrow Health, Inc. (a)	36,339	363,390
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	130,659
Ikena Oncology, Inc.	13,683	195,735
IMARA, Inc. (a)	8,877	30,004
Innoviva, Inc. (a)	104,480	1,746,906
Intra-Cellular Therapies, Inc. (a)	115,549	4,677,424
Jaguar Health, Inc. (a)(b)	64,081	83,946
Jazz Pharmaceuticals PLC (a)	95,962	11,502,965
Johnson & Johnson	4,139,759	645,512,621
Kala Pharmaceuticals, Inc. (a)(b)	77,128	146,543
Kaleido Biosciences, Inc. (a)(b)	29,927	107,438
KemPharm, Inc. (a)(b)	43,877	343,557
Landos Biopharma, Inc.	9,145	66,118
Lannett Co., Inc. (a)(b)	54,109	84,410
Lipocine, Inc. (a)(b)	129,114	142,025
Liquidia Technologies, Inc. (a)	38,093	158,086
Lyra Therapeutics, Inc. (a)	173	969
Marinus Pharmaceuticals, Inc. (a)(b)	48,200	535,502
Merck & Co., Inc.	3,981,147	298,227,722
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	355,148
Nektar Therapeutics (a)(b)	287,218	3,234,075
NGM Biopharmaceuticals, Inc. (a)	51,794	933,328
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	2,250
Novan, Inc. (a)	20,460	103,118
Nuvation Bio, Inc. (a)(b)	182,873	1,640,371
Ocular Therapeutix, Inc. (a)	116,440	796,450
Ocuphire Pharma, Inc. (a)(b)	621	2,428
Ocuphire Pharma, Inc. rights (a)(c)	621	565
Odonate Therapeutics, Inc. (a)	30,486	50,607
Omeros Corp. (a)(b)	102,323	736,726
Onconova Therapeutics, Inc. (a)	23,169	69,507
Opiant Pharmaceuticals, Inc. (a)	7,158	174,584
OptiNose, Inc. (a)(b)	48,331	76,846
Organon & Co.	402,106	11,753,558
Osmotica Pharmaceuticals PLC (a)	15,165	20,169
Otonomy, Inc. (a)	64,513	132,252
Pacira Biosciences, Inc. (a)	68,893	3,625,150
Palisade Bio, Inc. (a)	47	110
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	237,987
Perrigo Co. PLC	210,865	7,740,854
Petros Pharmaceuticals, Inc. (b)	1,091	3,120
Pfizer, Inc.	8,816,177	473,693,190
Phathom Pharmaceuticals, Inc. (a)(b)	19,221	344,825
Phibro Animal Health Corp. Class A	34,319	672,309
Pliant Therapeutics, Inc. (a)(b)	25,518	361,845
PLx Pharma PLC (a)(b)	35,408	325,754
Prestige Brands Holdings, Inc. (a)(b)	81,607	4,565,912
Processa Pharmaceuticals, Inc. (a)	8,812	47,761
ProPhase Labs, Inc. (b)	16,656	104,600
Provention Bio, Inc. (a)(b)	78,461	541,381
Pulmatrix, Inc. (a)	89,047	59,394
Rain Therapeutics, Inc. (b)	9,355	121,054
Rani Therapeutics Holdings, Inc. (b)	9,157	271,413
Reata Pharmaceuticals, Inc. (a)	41,965	3,592,204
Relmada Therapeutics, Inc. (a)	23,122	412,959
Revance Therapeutics, Inc. (a)	105,704	1,446,031
Royalty Pharma PLC	559,178	22,238,509
Satsuma Pharmaceuticals, Inc. (a)	10,782	50,999
scPharmaceuticals, Inc. (a)	4,001	17,364
SCYNEXIS, Inc. (a)(b)	25,141	185,541
Seelos Therapeutics, Inc. (a)	135,701	234,763
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,801	716,456
Supernus Pharmaceuticals, Inc. (a)	81,268	2,435,602
Tarsus Pharmaceuticals, Inc. (a)	9,411	250,333
Terns Pharmaceuticals, Inc.	10,067	76,006
TFF Pharmaceuticals, Inc. (a)(b)	16,550	123,132
TherapeuticsMD, Inc. (a)(b)	557,473	275,949
Theravance Biopharma, Inc. (a)	83,308	699,787
Timber Pharmaceuticals, Inc. (a)(b)	207	95
Tricida, Inc. (a)	43,460	329,861
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	208,335
Viatris, Inc.	1,910,910	23,523,302
Vyne Therapeutics, Inc. (a)(b)	75,926	78,204
WAVE Life Sciences (a)	48,055	187,415
Xeris Biopharma Holdings, Inc. (b)	155,475	324,943
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	13,041
Zoetis, Inc. Class A	745,509	165,532,818
Zogenix, Inc. (a)(b)	97,906	1,101,443
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	194,708
		2,286,027,693
TOTAL HEALTH CARE		9,451,189,220
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
AAR Corp. (a)	52,938	1,728,955
Aerojet Rocketdyne Holdings, Inc.	120,883	5,081,921
AeroVironment, Inc. (a)(b)	35,488	2,866,011
AerSale Corp.	9,036	163,461
Air Industries Group, Inc. (a)(b)	17,165	17,011
Astra Space, Inc. Class A (a)(b)	205,493	2,254,258
Astronics Corp. (a)	36,467	381,445
Astrotech Corp. (a)	1,228	980
Axon Enterprise, Inc. (a)	102,668	17,329,332
BWX Technologies, Inc.	151,790	7,240,383
Byrna Technologies, Inc. (a)	36,119	531,672
CPI Aerostructures, Inc. (a)	4,217	11,976
Curtiss-Wright Corp.	65,035	8,182,704
Ducommun, Inc. (a)	17,391	739,291
General Dynamics Corp.	362,229	68,450,414
HEICO Corp.	84,816	11,748,712
HEICO Corp. Class A	95,085	11,809,557
Hexcel Corp. (a)	134,376	6,904,239
Howmet Aerospace, Inc.	616,494	17,341,976
Huntington Ingalls Industries, Inc.	62,894	11,164,314
Innovative Solutions & Support, Inc.	15,429	102,449
Kaman Corp.	44,496	1,646,352
Kratos Defense & Security Solutions, Inc. (a)	195,937	3,861,918
L3Harris Technologies, Inc.	316,038	66,077,225
Lockheed Martin Corp.	387,114	129,032,838
Maxar Technologies, Inc.	114,940	3,164,298
Mercury Systems, Inc. (a)	88,054	4,310,243
Momentus, Inc. Class A (a)(b)	98,824	680,897
Moog, Inc. Class A	49,726	3,439,547
National Presto Industries, Inc.	8,226	672,722
Northrop Grumman Corp.	235,062	81,989,626
PAE, Inc. (a)(b)	97,345	965,662
Park Aerospace Corp.	27,998	361,174
Parsons Corp. (a)	36,800	1,221,392
Raytheon Technologies Corp.	2,366,396	191,488,764
SIFCO Industries, Inc. (a)	3,677	30,225
Sigma Labs, Inc. (a)(b)	24,802	58,533
Spirit AeroSystems Holdings, Inc. Class A	168,960	6,396,826
Textron, Inc.	355,873	25,195,808
The Boeing Co. (a)	867,126	171,560,879
TransDigm Group, Inc. (a)	82,275	47,559,064
Triumph Group, Inc. (a)	93,038	1,559,317
Vectrus, Inc. (a)	17,920	749,773
Virgin Galactic Holdings, Inc. (a)(b)	281,388	4,502,208
VirTra, Inc. (a)	10,373	67,113
		920,643,465
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	64,648
Air Transport Services Group, Inc. (a)	93,480	2,308,021
Atlas Air Worldwide Holdings, Inc. (a)	43,035	3,770,296
C.H. Robinson Worldwide, Inc.	206,547	19,640,554
Expeditors International of Washington, Inc.	267,416	32,523,134
FedEx Corp.	386,230	88,975,805
Forward Air Corp.	45,062	4,449,873
GXO Logistics, Inc. (b)	155,341	14,920,503
Hub Group, Inc. Class A (a)	53,490	4,154,568
Radiant Logistics, Inc. (a)	65,808	496,192
United Parcel Service, Inc. Class B	1,145,050	227,143,569
		398,447,163
Airlines - 0.2%
Alaska Air Group, Inc. (a)	192,789	9,363,762
Allegiant Travel Co. (a)	23,923	4,143,942
American Airlines Group, Inc. (a)(b)	1,006,285	17,801,182
Blade Air Mobility, Inc. (a)(b)	82,254	723,013
Delta Air Lines, Inc. (a)	1,012,808	36,663,650
Frontier Group Holdings, Inc. (b)	48,856	652,228
Hawaiian Holdings, Inc. (a)(b)	75,332	1,377,069
JetBlue Airways Corp. (a)	495,087	6,644,068
Joby Aviation, Inc. (a)	422,098	3,347,237
Mesa Air Group, Inc. (a)	46,703	329,723
SkyWest, Inc. (a)	78,486	3,074,297
Southwest Airlines Co. (a)	931,090	41,340,396
Spirit Airlines, Inc. (a)	176,591	3,692,518
Sun Country Airlines Holdings, Inc. (b)	48,325	1,325,555
United Airlines Holdings, Inc. (a)	513,817	21,713,906
Wheels Up Experience, Inc. Class A (a)(b)	287,240	1,332,794
		153,525,340
Building Products - 0.7%
A.O. Smith Corp.	210,786	16,662,633
AAON, Inc.	65,950	5,144,100
Advanced Drain Systems, Inc.	87,202	10,787,759
Allegion PLC	140,457	17,366,103
Alpha PRO Tech Ltd. (a)(b)	16,469	91,732
American Woodmark Corp. (a)	25,743	1,586,799
Apogee Enterprises, Inc.	41,015	1,693,920
Armstrong Flooring, Inc. (a)	37,559	73,240
Armstrong World Industries, Inc.	75,828	8,035,493
Builders FirstSource, Inc. (a)	324,077	22,503,907
Carlisle Companies, Inc.	82,109	18,490,947
Carrier Global Corp.	1,357,586	73,472,554
Cornerstone Building Brands, Inc. (a)	85,343	1,341,592
CSW Industrials, Inc.	23,221	2,791,164
Fortune Brands Home & Security, Inc.	215,413	21,655,469
Gibraltar Industries, Inc. (a)	51,839	3,519,868
Griffon Corp.	77,041	2,026,949
Insteel Industries, Inc.	31,347	1,321,590
Janus International Group, Inc.	107,423	1,367,495
Jeld-Wen Holding, Inc. (a)	146,433	3,548,072
Johnson Controls International PLC	1,114,242	83,300,732
Lennox International, Inc.	53,575	16,555,747
Masco Corp.	385,777	25,422,704
Masonite International Corp. (a)	38,895	4,161,765
Owens Corning	160,971	13,656,780
PGT Innovations, Inc. (a)	97,850	2,009,839
Quanex Building Products Corp.	51,752	1,105,940
Resideo Technologies, Inc. (a)	229,503	5,987,733
Simpson Manufacturing Co. Ltd.	70,021	8,077,623
Tecnoglass, Inc.	31,196	960,213
The AZEK Co., Inc. (a)	175,027	6,864,559
Trane Technologies PLC	373,496	69,713,028
Trex Co., Inc. (a)	180,696	23,991,008
UFP Industries, Inc.	97,579	8,126,379
View, Inc. Class A (a)(b)	119,339	503,611
Zurn Water Solutions Corp.	189,653	6,647,338
		490,566,385
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	106,985	4,814,325
ACCO Brands Corp.	163,699	1,352,154
Acme United Corp.	9,376	327,758
ACV Auctions, Inc. Class A (a)	79,938	1,693,087
ADT, Inc.	236,271	1,963,412
Aqua Metals, Inc. (a)(b)	89,321	140,234
ARC Document Solutions, Inc.	47,602	138,046
Brady Corp. Class A	79,599	3,999,850
BrightView Holdings, Inc. (a)	77,194	1,049,838
Casella Waste Systems, Inc. Class A (a)	77,183	6,543,575
CECO Environmental Corp. (a)	48,247	286,105
Charah Solutions, Inc. (a)(b)	8,915	40,920
Cimpress PLC (a)	30,673	2,387,280
Cintas Corp.	137,058	57,864,517
Clean Harbors, Inc. (a)	81,172	8,234,088
Copart, Inc. (a)	333,551	48,418,263
CoreCivic, Inc. (a)	184,333	1,985,266
Deluxe Corp.	64,410	2,179,634
Driven Brands Holdings, Inc.	87,197	2,690,899
Dss, Inc. (a)	33,676	26,217
Ennis, Inc.	41,603	791,289
Fuel Tech, Inc. (a)(b)	36,624	60,063
Harsco Corp. (a)	123,643	1,802,715
Healthcare Services Group, Inc.	118,454	2,072,945
Heritage-Crystal Clean, Inc. (a)	24,492	785,948
HNI Corp.	68,257	2,696,834
IAA, Inc. (a)	211,673	10,223,806
Interface, Inc.	99,933	1,425,045
KAR Auction Services, Inc. (a)	190,365	2,853,571
Kimball International, Inc. Class B	60,393	618,424
Matthews International Corp. Class A	51,046	1,769,765
Millerknoll, Inc.	115,406	4,378,504
Montrose Environmental Group, Inc. (a)	41,460	3,036,116
MSA Safety, Inc.	58,281	8,352,833
NL Industries, Inc.	6,623	40,731
Odyssey Marine Exploration, Inc. (a)(b)	13,660	84,419
Performant Financial Corp. (a)	59,448	159,915
Perma-Fix Environmental Services, Inc. (a)	4,892	34,635
Pitney Bowes, Inc.	271,890	1,857,009
Quad/Graphics, Inc. (a)	51,262	206,073
Quest Resource Holding Corp. (a)	10,660	55,645
R.R. Donnelley & Sons Co. (a)	105,289	1,111,852
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	325,603	43,064,253
Rollins, Inc.	352,236	11,722,414
SP Plus Corp. (a)	36,498	989,461
Steelcase, Inc. Class A	137,111	1,534,272
Stericycle, Inc. (a)	147,332	8,324,258
Team, Inc. (a)	50,049	67,566
Tetra Tech, Inc.	85,908	15,865,489
The Brink's Co.	79,510	4,862,832
U.S. Ecology, Inc. (a)	51,244	1,745,883
UniFirst Corp.	23,573	4,517,765
Viad Corp. (a)	32,024	1,354,935
Vidler Water Resouces, Inc. (a)	28,565	326,784
Virco Manufacturing Co. (a)	1,891	6,221
VSE Corp.	15,966	873,979
Waste Management, Inc.	605,195	97,236,681
		383,046,438
Construction & Engineering - 0.2%
AECOM (a)	229,711	15,836,276
Ameresco, Inc. Class A (a)	51,224	4,627,064
API Group Corp. (a)	306,149	7,136,333
Arcosa, Inc.	75,012	3,838,364
Argan, Inc.	22,516	884,879
Comfort Systems U.S.A., Inc.	57,420	5,447,435
Concrete Pumping Holdings, Inc. (a)	49,943	408,034
Construction Partners, Inc. Class A (a)	53,034	1,831,794
Dycom Industries, Inc. (a)	48,747	4,556,870
EMCOR Group, Inc.	85,917	10,253,335
Fluor Corp. (a)(b)	217,161	4,801,430
Granite Construction, Inc.	72,759	2,828,870
Great Lakes Dredge & Dock Corp. (a)	111,001	1,640,595
IES Holdings, Inc. (a)	18,535	889,495
Infrastructure and Energy Alternatives, Inc. (a)	41,970	397,036
INNOVATE Corp. (a)(b)	108,565	413,633
iSun, Inc. (a)	5,821	40,340
Limbach Holdings, Inc. (a)	9,347	65,896
MasTec, Inc. (a)	88,144	8,124,232
Matrix Service Co. (a)	45,828	398,245
MYR Group, Inc. (a)	29,892	3,309,343
Northwest Pipe Co. (a)	14,039	404,042
NV5 Global, Inc. (a)	19,896	2,616,324
Orbital Energy Group, Inc. (a)(b)	58,386	143,046
Orion Group Holdings, Inc. (a)	65,396	268,124
Primoris Services Corp.	76,356	1,711,902
Quanta Services, Inc.	220,102	25,043,206
Sterling Construction Co., Inc. (a)	41,039	1,057,575
Tutor Perini Corp. (a)	63,623	818,192
Valmont Industries, Inc.	33,053	7,900,659
Williams Industrial Services G (a)	15,203	53,058
Willscot Mobile Mini Holdings (a)	351,533	13,389,892
		131,135,519
Electrical Equipment - 0.7%
Acuity Brands, Inc.	56,619	11,400,236
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	569,490
Allied Motion Technologies, Inc.	18,634	735,111
American Superconductor Corp. (a)(b)	34,421	440,589
AMETEK, Inc.	361,430	49,335,195
Array Technologies, Inc. (a)	187,165	3,371,777
Atkore, Inc. (a)	74,285	7,911,353
Ault Global Holdings, Inc. (a)(b)	55,221	98,293
AZZ, Inc.	41,474	2,152,086
Babcock & Wilcox Enterprises, Inc. (a)	110,748	1,007,807
Beam Global (a)(b)	12,935	343,295
Blink Charging Co. (a)(b)	56,238	2,161,226
Bloom Energy Corp. Class A (a)(b)	235,370	6,467,968
Broadwind, Inc. (a)	11,239	27,198
Capstone Turbine Corp. (a)(b)	19,527	92,558
ChargePoint Holdings, Inc. Class A (a)(b)	268,177	6,843,877
Eaton Corp. PLC	625,551	101,376,795
Emerson Electric Co.	939,261	82,504,686
Encore Wire Corp.	33,727	4,737,294
Energous Corp. (a)(b)	69,319	103,979
Energy Focus, Inc. (a)	1,128	2,504
EnerSys	69,146	5,123,027
Enovix Corp. (b)	156,499	5,477,465
Eos Energy Enterprises, Inc. (a)(b)	61,950	616,403
Espey Manufacturing & Electronics Corp.	1,421	20,917
Flux Power Holdings, Inc. (a)	13,273	68,489
FTC Solar, Inc.	26,011	222,654
FuelCell Energy, Inc. (a)(b)	501,678	4,354,565
Generac Holdings, Inc. (a)	99,102	41,745,726
GrafTech International Ltd.	331,218	3,858,690
Hubbell, Inc. Class B	86,004	16,830,983
Ideal Power, Inc. (a)	8,368	119,495
KULR Technology Group, Inc. (a)(b)	73,685	260,108
LSI Industries, Inc.	34,207	242,870
Nuvve Holding Corp. (b)	20,830	328,906
nVent Electric PLC	263,229	9,168,266
Ocean Power Technologies, Inc. (a)	72,330	146,107
Orion Energy Systems, Inc. (a)	45,571	171,803
Plug Power, Inc. (a)(b)	811,478	32,337,398
Polar Power, Inc. (a)(b)	7,081	40,716
Powell Industries, Inc.	13,125	320,513
Preformed Line Products Co.	4,117	259,989
Regal Rexnord Corp.	107,329	16,968,715
Rockwell Automation, Inc.	181,436	60,998,783
Romeo Power, Inc. (a)(b)	176,207	697,780
Sensata Technologies, Inc. PLC (a)	249,477	13,895,869
Shoals Technologies Group, Inc. (b)	157,431	4,423,811
Stem, Inc. (a)(b)	185,534	3,937,031
Sunrun, Inc. (a)(b)	323,271	14,883,397
Sunworks, Inc. (a)(b)	40,952	187,560
Thermon Group Holdings, Inc. (a)	50,679	874,720
TPI Composites, Inc. (a)(b)	54,182	966,065
Ultralife Corp. (a)	35,865	190,802
Vertiv Holdings Co.	475,188	12,183,820
Vicor Corp. (a)	34,753	4,985,665
Westwater Resources, Inc. (a)(b)	45,895	131,260
		538,723,685
Industrial Conglomerates - 0.8%
3M Co.	909,035	154,572,311
General Electric Co.	1,726,196	163,971,358
Honeywell International, Inc.	1,085,491	219,529,700
Raven Industries, Inc. (a)	57,283	3,322,414
Roper Technologies, Inc.	165,119	76,639,984
		618,035,767
Machinery - 1.7%
AGCO Corp.	97,252	10,718,143
AgEagle Aerial Systems, Inc. (a)(b)	92,813	209,757
Agrify Corp. (b)	23,593	362,153
Alamo Group, Inc.	15,756	2,240,818
Albany International Corp. Class A	48,139	3,895,889
Allison Transmission Holdings, Inc.	167,536	5,795,070
Altra Industrial Motion Corp.	101,660	5,358,499
Astec Industries, Inc.	36,430	2,283,432
Barnes Group, Inc.	78,082	3,392,663
Berkshire Grey, Inc. Class A	63,119	373,664
Blue Bird Corp. (a)	28,867	584,268
Caterpillar, Inc.	860,535	166,384,442
Chart Industries, Inc. (a)	56,459	9,854,918
CIRCOR International, Inc. (a)	31,076	837,498
Colfax Corp. (a)(b)	201,061	9,337,273
Columbus McKinnon Corp. (NY Shares)	46,628	2,071,216
Commercial Vehicle Group, Inc. (a)	49,365	414,172
Crane Co.	79,866	7,710,264
Cummins, Inc.	224,568	47,103,138
Deere & Co.	446,296	154,213,120
Desktop Metal, Inc. (a)(b)	283,534	1,848,642
Donaldson Co., Inc.	197,265	11,131,664
Douglas Dynamics, Inc.	37,087	1,474,208
Dover Corp.	225,505	36,948,994
Eastern Co.	8,982	225,493
Energy Recovery, Inc. (a)	64,072	1,361,530
Enerpac Tool Group Corp. Class A	92,998	1,963,188
EnPro Industries, Inc.	32,910	3,356,820
ESCO Technologies, Inc.	41,927	3,427,113
Evoqua Water Technologies Corp. (a)	188,980	8,500,320
Federal Signal Corp.	101,454	4,304,693
Flowserve Corp.	207,971	6,234,971
Fortive Corp.	560,972	41,439,002
Franklin Electric Co., Inc.	61,611	5,424,849
FreightCar America, Inc. (a)(b)	13,689	51,197
Gates Industrial Corp. PLC (a)	147,491	2,364,281
Gencor Industries, Inc. (a)	10,152	120,200
Gorman-Rupp Co.	30,271	1,308,615
Graco, Inc.	264,226	19,259,433
Graham Corp.	19,661	250,874
Helios Technologies, Inc.	48,465	4,862,493
Hillenbrand, Inc.	120,256	5,363,418
Hillman Solutions Corp. Class A (a)	179,578	1,899,935
Hurco Companies, Inc.	8,700	262,131
Hydrofarm Holdings Group, Inc. (b)	58,803	1,940,499
Hyliion Holdings Corp. Class A (a)(b)	167,994	1,113,800
Hyster-Yale Materials Handling Class A	15,771	619,169
Hyzon Motors, Inc. Class A (b)	152,523	1,157,650
IDEX Corp.	118,487	26,610,995
Illinois Tool Works, Inc.	448,549	104,130,650
Ingersoll Rand, Inc.	635,787	37,091,814
ITT, Inc.	136,204	12,882,174
John Bean Technologies Corp.	50,620	7,986,317
Kadant, Inc.	18,432	4,321,567
Kennametal, Inc.	128,960	4,561,315
L.B. Foster Co. Class A (a)	14,144	214,282
Lightning eMotors, Inc. (a)(b)	43,434	315,765
Lincoln Electric Holdings, Inc.	93,492	12,617,680
Lindsay Corp.	17,700	2,575,704
LiqTech International, Inc. (a)(b)	36,587	179,642
Manitex International, Inc. (a)	15,946	104,446
Manitowoc Co., Inc. (a)	54,859	1,045,613
Markforged Holding Corp. (a)	126,902	876,893
Mayville Engineering Co., Inc. (a)	21,728	322,661
Meritor, Inc. (a)	115,425	2,919,098
Microvast Holdings, Inc. (a)(b)	373,000	3,166,770
Middleby Corp. (a)	87,688	15,317,340
Miller Industries, Inc.	17,789	581,878
Mueller Industries, Inc.	91,022	5,036,247
Mueller Water Products, Inc. Class A	257,600	3,513,664
Nikola Corp. (a)(b)	327,290	3,344,904
NN, Inc. (a)	70,310	312,880
Nordson Corp.	84,626	21,511,083
Omega Flex, Inc.	5,326	628,361
Oshkosh Corp.	109,734	11,807,378
Otis Worldwide Corp.	667,479	53,665,312
PACCAR, Inc.	543,228	45,316,080
Park-Ohio Holdings Corp.	15,706	331,554
Parker Hannifin Corp.	201,387	60,830,957
Pentair PLC	261,197	19,247,607
Perma-Pipe International Holdings, Inc. (a)	248	2,170
Proterra, Inc. Class A (a)(b)	296,310	3,321,635
Proto Labs, Inc. (a)	43,763	2,193,402
RBC Bearings, Inc. (a)	44,643	8,825,475
REV Group, Inc.	44,599	700,204
Snap-On, Inc.	84,692	17,438,930
SPX Corp. (a)	74,336	4,322,638
SPX Flow, Inc.	67,724	5,655,631
Standex International Corp.	19,575	2,016,421
Stanley Black & Decker, Inc.	255,223	44,602,771
Tennant Co.	29,822	2,345,799
Terex Corp.	112,082	4,750,035
The Greenbrier Companies, Inc.	49,957	1,997,780
The L.S. Starrett Co. Class A (a)	3,411	31,893
The Shyft Group, Inc.	50,736	2,466,277
Timken Co.	109,094	7,181,658
Titan International, Inc. (a)	85,722	590,625
Toro Co.	166,894	16,782,861
Trinity Industries, Inc.	137,203	3,635,880
Twin Disc, Inc. (a)	11,715	140,346
Urban-Gro, Inc. (a)(b)	10,932	108,773
Wabash National Corp.	88,082	1,470,969
Watts Water Technologies, Inc. Class A	43,124	8,137,930
Welbilt, Inc. (a)	207,390	4,886,108
Westinghouse Air Brake Tech Co.	295,735	26,252,396
Woodward, Inc.	99,302	10,506,152
Xylem, Inc.	282,249	34,183,176
		1,279,272,145
Marine - 0.0%
Eagle Bulk Shipping, Inc.	20,265	812,019
Genco Shipping & Trading Ltd.	59,921	923,383
Kirby Corp. (a)	94,474	4,933,432
Matson, Inc.	69,287	5,648,969
Pangaea Logistics Solutions Ltd.	18,111	69,184
		12,386,987
Professional Services - 0.7%
Acacia Research Corp. (a)	84,790	415,471
Alight, Inc. Class A (a)	402,836	4,189,494
ASGN, Inc. (a)	84,072	10,229,881
Atlas Technical Consultants, Inc. (a)	26,005	238,466
Barrett Business Services, Inc.	11,823	834,586
BGSF, Inc.	12,319	172,466
Booz Allen Hamilton Holding Corp. Class A	210,994	17,710,836
CACI International, Inc. Class A (a)	36,879	9,567,519
CBIZ, Inc. (a)	86,061	3,100,778
Clarivate Analytics PLC (a)	585,477	13,665,033
CoStar Group, Inc. (a)	618,965	48,130,718
CRA International, Inc.	12,291	1,131,632
DLH Holdings Corp. (a)	7,530	99,396
Dun & Bradstreet Holdings, Inc. (a)	230,789	4,384,991
Equifax, Inc.	191,030	53,230,510
Exponent, Inc.	83,453	9,722,275
First Advantage Corp.	64,760	1,122,938
Forrester Research, Inc. (a)	18,246	1,029,804
Franklin Covey Co. (a)	17,716	779,150
FTI Consulting, Inc. (a)	54,600	7,976,514
Gee Group, Inc. (a)	144,333	64,113
Heidrick & Struggles International, Inc.	31,293	1,350,919
Hill International, Inc. (a)	66,466	134,926
Hirequest, Inc.	1,338	30,506
Hudson Global, Inc. (a)	984	28,339
Huron Consulting Group, Inc. (a)	38,344	1,751,937
ICF International, Inc.	28,953	2,800,913
IHS Markit Ltd.	624,386	79,809,019
Insperity, Inc.	56,779	6,571,601
Jacobs Engineering Group, Inc.	204,726	29,185,739
KBR, Inc.	223,266	9,823,704
Kelly Services, Inc. Class A (non-vtg.)	50,777	856,100
Kforce, Inc.	32,992	2,528,177
Korn Ferry	83,937	6,105,577
LegalZoom.com, Inc. (b)	31,735	571,547
Leidos Holdings, Inc.	221,981	19,514,350
Manpower, Inc.	85,324	7,647,590
ManTech International Corp. Class A	42,933	2,917,297
Mastech Digital, Inc. (a)	3,834	67,670
MISTRAS Group, Inc. (a)	27,338	217,884
Nielsen Holdings PLC	568,422	10,890,966
RCM Technologies, Inc. (a)	6,987	54,988
Red Violet, Inc. (a)(b)	11,765	427,775
Resources Connection, Inc.	45,089	774,629
Robert Half International, Inc.	175,682	19,530,568
Science Applications International Corp.	91,395	7,667,127
Skillsoft Corp. (a)(b)	126,123	1,480,684
TransUnion Holding Co., Inc.	299,913	33,347,326
TriNet Group, Inc. (a)	63,463	6,365,339
TrueBlue, Inc. (a)	57,204	1,488,448
Upwork, Inc. (a)	189,969	7,078,245
Verisk Analytics, Inc.	252,435	56,765,058
Volt Information Sciences, Inc. (a)	16,741	49,386
Willdan Group, Inc. (a)(b)	19,268	770,913
		506,401,818
Road & Rail - 1.1%
AMERCO	15,125	10,656,470
ArcBest Corp.	40,546	4,179,482
Avis Budget Group, Inc. (a)	75,460	20,720,561
Covenant Transport Group, Inc. Class A (a)	18,761	470,338
CSX Corp.	3,541,670	122,754,282
Daseke, Inc. (a)	96,300	929,295
Heartland Express, Inc.	75,746	1,267,988
HyreCar, Inc. (a)(b)	25,347	134,339
J.B. Hunt Transport Services, Inc.	132,563	25,340,743
Kansas City Southern	143,330	41,687,531
Knight-Swift Transportation Holdings, Inc. Class A	259,474	14,854,887
Landstar System, Inc.	60,882	10,261,661
Lyft, Inc. (a)	458,869	18,634,670
Marten Transport Ltd.	102,571	1,649,342
Norfolk Southern Corp.	387,856	102,886,561
Old Dominion Freight Lines, Inc.	146,638	52,081,418
P.A.M. Transportation Services, Inc.	5,354	346,886
Patriot Transportation Holding, Inc.	903	8,777
Ryder System, Inc.	84,411	7,012,866
Saia, Inc. (a)	41,862	13,863,857
Schneider National, Inc. Class B	56,943	1,400,798
TuSimple Holdings, Inc. (b)	53,889	2,155,021
U.S. Xpress Enterprises, Inc. (a)	28,506	224,057
U.S.A. Truck, Inc. (a)	12,296	212,475
Uber Technologies, Inc. (a)	2,543,833	96,665,654
Union Pacific Corp.	1,024,750	241,472,090
Universal Logistics Holdings, Inc.	13,605	252,917
Werner Enterprises, Inc.	91,809	4,141,504
XPO Logistics, Inc. (a)	156,132	11,310,202
Yellow Corp. (a)	71,428	939,992
		808,516,664
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	167,371	6,793,589
Alta Equipment Group, Inc. (a)	34,887	509,699
Applied Industrial Technologies, Inc.	61,285	5,824,526
Beacon Roofing Supply, Inc. (a)	86,689	4,326,648
BlueLinx Corp. (a)	14,536	1,025,369
Boise Cascade Co.	61,117	3,962,215
Core & Main, Inc.	53,178	1,416,130
Custom Truck One Source, Inc. Class A (a)	65,514	492,665
DXP Enterprises, Inc. (a)	30,426	840,670
EVI Industries, Inc. (a)	6,377	217,647
Fastenal Co.	898,948	53,190,753
GATX Corp.	57,945	5,707,583
Global Industrial Co.	24,186	968,891
GMS, Inc. (a)	67,943	3,795,975
H&E Equipment Services, Inc.	50,677	2,133,502
Herc Holdings, Inc.	40,448	6,894,362
Hudson Technologies, Inc. (a)	53,713	202,498
Huttig Building Products, Inc. (a)	28,355	246,405
India Globalization Capital, Inc. (a)(b)	57,861	75,798
Karat Packaging, Inc. (a)	4,569	100,472
Lawson Products, Inc. (a)	14,687	706,885
McGrath RentCorp.	39,796	3,076,231
MRC Global, Inc. (a)	113,270	779,298
MSC Industrial Direct Co., Inc. Class A	73,790	5,807,273
NOW, Inc. (a)	169,761	1,419,202
Rush Enterprises, Inc.:
Class A	79,324	4,042,351
Class B	40	1,951
SiteOne Landscape Supply, Inc. (a)	70,036	16,833,853
Titan Machinery, Inc. (a)	27,619	918,056
Transcat, Inc. (a)	16,406	1,459,642
Triton International Ltd.	106,152	5,941,327
United Rentals, Inc. (a)	113,738	38,527,610
Univar, Inc. (a)	270,077	6,997,695
Veritiv Corp. (a)	21,095	2,658,814
W.W. Grainger, Inc.	68,346	32,902,448
Watsco, Inc.	51,282	15,010,754
WESCO International, Inc. (a)	70,222	8,716,657
Willis Lease Finance Corp. (a)	5,069	173,613
		244,699,057
TOTAL INDUSTRIALS		6,485,400,433
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.8%
ADTRAN, Inc.	80,550	1,641,609
Applied Optoelectronics, Inc. (a)(b)	32,418	191,590
Arista Networks, Inc. (a)	350,304	43,458,714
Aviat Networks, Inc. (a)	13,368	418,953
BK Technologies Corp.	6,655	14,907
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	2,387
CalAmp Corp. (a)	55,099	505,809
Calix, Inc. (a)	88,701	5,939,419
Cambium Networks Corp. (a)	16,179	440,231
Casa Systems, Inc. (a)	47,918	239,111
Ciena Corp. (a)	244,969	14,754,483
Cisco Systems, Inc.	6,627,535	363,454,019
Clearfield, Inc. (a)(b)	19,689	1,274,666
ClearOne, Inc. (a)(b)	23,778	33,051
CommScope Holding Co., Inc. (a)	318,585	3,173,107
Communications Systems, Inc.	3,040	9,242
COMSovereign Holding Corp. (b)	74,803	80,787
Comtech Telecommunications Corp.	41,143	1,044,621
Digi International, Inc. (a)	55,594	1,196,939
DZS, Inc. (a)	19,655	254,729
EMCORE Corp. (a)	52,233	384,957
Extreme Networks, Inc. (a)	198,222	2,675,997
F5, Inc. (a)	94,977	21,614,866
Franklin Wireless Corp. (a)	2,616	10,176
Genasys, Inc. (a)	40,213	168,090
Harmonic, Inc. (a)(b)	151,874	1,632,646
Infinera Corp. (a)(b)	324,579	2,638,827
Inseego Corp. (a)(b)	125,101	808,152
Juniper Networks, Inc.	515,916	16,060,465
KVH Industries, Inc. (a)	16,672	166,553
Lantronix, Inc. (a)	25,819	185,122
Lumentum Holdings, Inc. (a)	120,024	10,414,482
Motorola Solutions, Inc.	265,385	67,190,174
NETGEAR, Inc. (a)	49,273	1,317,560
NetScout Systems, Inc. (a)	120,500	3,602,950
Network-1 Security Solutions, Inc.	15,146	42,560
Ondas Holdings, Inc. (b)	57,259	435,741
Optical Cable Corp. (a)	398	1,767
PC-Tel, Inc.	20,765	117,738
Plantronics, Inc. (a)	64,471	1,645,300
Resonant, Inc. (a)(b)	74,960	156,666
Ribbon Communications, Inc. (a)	191,766	1,045,125
Tessco Technologies, Inc. (a)	10,550	55,915
Ubiquiti, Inc.	10,025	3,000,382
ViaSat, Inc. (a)(b)	113,692	5,035,419
Viavi Solutions, Inc. (a)	375,229	5,557,141
Vislink Technologies, Inc. (a)(b)	65,360	96,733
		584,189,878
Electronic Equipment & Components - 0.8%
908 Devices, Inc.	19,760	474,240
Advanced Energy Industries, Inc.	62,075	5,443,357
Aeva Technologies, Inc. (a)(b)	163,649	1,628,308
Airgain, Inc. (a)(b)	15,261	145,743
Akoustis Technologies, Inc. (a)	72,240	501,346
Amphenol Corp. Class A	941,852	75,894,434
Arlo Technologies, Inc. (a)	135,629	1,051,125
Arrow Electronics, Inc. (a)	112,204	13,649,617
Avnet, Inc.	157,985	5,730,116
Badger Meter, Inc.	46,255	4,734,662
Bel Fuse, Inc. Class B (non-vtg.)	24,186	291,199
Belden, Inc.	70,208	4,329,727
Benchmark Electronics, Inc.	58,759	1,385,537
CDW Corp.	216,251	40,949,289
ClearSign Combustion Corp. (a)(b)	41,576	69,016
Coda Octopus Group, Inc. (a)(b)	5,872	45,156
Cognex Corp.	278,513	21,515,129
Coherent, Inc. (a)	38,858	10,061,502
Corning, Inc.	1,211,116	44,920,292
CPS Technologies Corp. (a)(b)	12,397	46,861
CTS Corp.	54,664	1,904,494
Daktronics, Inc. (a)	56,072	273,631
Digital Ally, Inc. (a)(b)	73,531	82,355
eMagin Corp. (a)(b)	90,283	145,356
ePlus, Inc. (a)	22,304	2,352,849
Evolv Technologies Holdings, Inc. (a)(b)	73,577	398,787
Fabrinet (a)	58,702	6,490,093
FARO Technologies, Inc. (a)	29,116	2,022,397
Frequency Electronics, Inc. (a)	1,929	18,827
Identiv, Inc. (a)(b)	31,820	731,542
II-VI, Inc. (a)(b)	166,128	10,387,984
Insight Enterprises, Inc. (a)	55,739	5,496,980
Intellicheck, Inc. (a)(b)	21,753	111,375
IPG Photonics Corp. (a)	56,066	9,205,477
Iteris, Inc. (a)	71,414	324,220
Itron, Inc. (a)	70,558	4,368,246
Jabil, Inc.	229,926	13,441,474
KEY Tronic Corp. (a)	6,355	38,829
Keysight Technologies, Inc. (a)	288,630	56,132,762
Kimball Electronics, Inc. (a)	37,641	798,742
Knowles Corp. (a)	151,215	3,284,390
LightPath Technologies, Inc. Class A (a)	29,403	57,630
Littelfuse, Inc.	38,541	11,503,718
Luna Innovations, Inc. (a)	40,921	342,509
Methode Electronics, Inc. Class A	62,108	2,761,943
MicroVision, Inc. (a)(b)	253,896	1,797,584
MICT, Inc. (a)	144,803	146,251
Napco Security Technolgies, Inc. (a)	19,445	903,609
National Instruments Corp.	208,462	8,655,342
Neonode, Inc. (a)	2,340	22,838
nLIGHT, Inc. (a)	64,625	1,608,516
Novanta, Inc. (a)	56,227	9,077,849
OSI Systems, Inc. (a)	26,014	2,365,453
Ouster, Inc. (b)	129,594	881,239
Par Technology Corp. (a)(b)	40,645	2,128,579
PC Connection, Inc.	18,684	819,107
Plexus Corp. (a)	44,896	3,777,549
Powerfleet, Inc. (a)(b)	51,313	313,009
Red Cat Holdings, Inc. (b)	27,853	60,441
Research Frontiers, Inc. (a)(b)	31,238	62,788
RF Industries Ltd. (a)	7,617	51,719
Richardson Electronics Ltd.	16,718	183,731
Rogers Corp. (a)	29,816	8,128,438
Sanmina Corp. (a)	101,555	3,710,820
ScanSource, Inc. (a)	40,643	1,270,094
Soluna Holdings, Inc. (a)	9,510	114,215
TD SYNNEX Corp.	65,272	6,753,041
TE Connectivity Ltd.	514,814	79,245,319
Teledyne Technologies, Inc. (a)	73,184	30,392,583
Trimble, Inc. (a)	395,857	33,992,241
TTM Technologies, Inc. (a)	165,861	2,285,565
Velodyne Lidar, Inc. (a)(b)	148,508	819,764
Vishay Intertechnology, Inc.	208,535	4,247,858
Vishay Precision Group, Inc. (a)	19,779	679,013
Vontier Corp.	267,038	8,414,367
Wayside Technology Group, Inc.	1,084	35,122
Wireless Telecom Group, Inc. (a)	7,898	14,523
Wrap Technologies, Inc. (a)(b)	42,925	193,163
Zebra Technologies Corp. Class A (a)	83,891	49,393,343
		628,088,339
IT Services - 4.4%
Accenture PLC Class A	997,400	356,470,760
Affirm Holdings, Inc.	145,841	18,475,138
Akamai Technologies, Inc. (a)	254,487	28,680,685
Alliance Data Systems Corp.	78,778	5,369,508
Automatic Data Processing, Inc.	664,006	153,312,345
BigCommerce Holdings, Inc. (a)	94,371	4,272,175
BM Technologies, Inc. (a)(b)	21,878	263,630
Brightcove, Inc. (a)	57,464	553,378
Broadridge Financial Solutions, Inc.	181,913	30,665,074
Cantaloupe, Inc. (a)	103,731	935,654
Cass Information Systems, Inc.	20,495	823,079
Cloudflare, Inc. (a)	413,432	77,824,440
Cognizant Technology Solutions Corp. Class A	825,967	64,408,907
Computer Task Group, Inc. (a)	14,035	110,877
Concentrix Corp.	66,627	11,060,082
Conduent, Inc. (a)	264,970	1,335,449
Crexendo, Inc. (a)(b)	4,063	20,721
CSG Systems International, Inc.	51,383	2,708,398
CSP, Inc. (a)	2,607	23,281
Cyxtera Technologies, Inc. Class A (a)	50,167	497,155
Digitalocean Holdings, Inc.	28,464	2,869,456
DXC Technology Co. (a)	397,236	11,913,108
EPAM Systems, Inc. (a)	88,833	54,059,322
Euronet Worldwide, Inc. (a)	83,721	8,486,798
EVERTEC, Inc.	94,600	3,972,254
EVO Payments, Inc. Class A (a)	78,020	1,661,046
Exela Technologies, Inc. (a)(b)	177,010	224,803
ExlService Holdings, Inc. (a)	53,996	7,012,461
Fastly, Inc. Class A (a)(b)	168,754	6,878,413
Fidelity National Information Services, Inc.	969,829	101,347,131
Fiserv, Inc. (a)	936,444	90,385,575
FleetCor Technologies, Inc. (a)	129,225	26,766,374
Flywire Corp.	21,123	858,439
Gartner, Inc. (a)	131,044	40,918,489
Genpact Ltd.	270,286	13,046,705
Global Payments, Inc.	461,906	54,985,290
GoDaddy, Inc. (a)	265,686	18,643,187
GreenBox POS (a)(b)	53,497	278,719
GreenSky, Inc. Class A (a)	106,552	1,208,300
Grid Dynamics Holdings, Inc. (a)	77,575	3,043,267
Hackett Group, Inc.	43,271	885,325
i3 Verticals, Inc. Class A (a)	33,701	628,524
IBM Corp.	1,407,519	164,820,475
Information Services Group, Inc.	34,064	281,028
Innodata, Inc. (a)	27,535	179,528
Inpixon (a)(b)	89,480	60,390
International Money Express, Inc. (a)	53,014	801,042
Jack Henry & Associates, Inc.	117,217	17,773,614
Kyndryl Holdings, Inc.	281,004	4,439,863
Limelight Networks, Inc. (a)	180,070	495,193
Liveramp Holdings, Inc. (a)	107,078	5,025,171
Marqeta, Inc. Class A	137,414	2,701,559
MasterCard, Inc. Class A	1,370,208	431,505,903
Maximus, Inc.	96,749	7,299,712
MoneyGram International, Inc. (a)	132,719	787,024
MongoDB, Inc. Class A (a)	101,474	50,544,199
Okta, Inc. (a)	196,133	42,213,706
Paya Holdings, Inc. (a)(b)	140,998	908,027
Paychex, Inc.	502,694	59,921,125
Paymentus Holdings, Inc. (b)	18,250	539,470
Payoneer Global, Inc.	327,808	2,540,512
PayPal Holdings, Inc. (a)	1,848,541	341,776,745
Paysign, Inc. (a)	43,478	78,695
Perficient, Inc. (a)	52,451	7,187,361
PFSweb, Inc. (a)	26,610	325,706
Priority Technology Holdings, Inc. (a)	3,386	21,874
Rackspace Technology, Inc. (a)(b)	101,318	1,444,795
Repay Holdings Corp. (a)(b)	122,143	1,998,259
Sabre Corp. (a)(b)	498,373	3,752,749
ServiceSource International, Inc. (a)	82,053	89,438
Shift4 Payments, Inc. (a)(b)	76,137	3,960,647
Snowflake Computing, Inc. (a)	358,160	121,828,124
SolarWinds, Inc. (b)	72,102	1,038,269
Square, Inc. (a)	624,362	130,073,335
Squarespace, Inc. Class A (a)	49,523	1,627,326
StarTek, Inc. (a)	19,120	76,862
Steel Connect, Inc. (a)(b)	24,325	38,434
Switch, Inc. Class A	194,652	5,323,732
TaskUs, Inc.	42,675	1,901,171
The Western Union Co.	637,933	10,092,100
Ttec Holdings, Inc.	29,519	2,491,108
Tucows, Inc. (a)(b)	17,083	1,389,360
Twilio, Inc. Class A (a)	262,028	74,979,312
Unisys Corp. (a)	102,617	1,863,525
Usio, Inc. (a)	20,216	152,024
VeriSign, Inc. (a)	152,277	36,532,775
Verra Mobility Corp. (a)(b)	217,741	3,133,293
Visa, Inc. Class A	2,654,454	514,353,552
WEX, Inc. (a)	70,622	8,928,033
WidePoint Corp. (a)	10,560	47,098
		3,277,226,965
Semiconductors & Semiconductor Equipment - 6.1%
ACM Research, Inc. (a)	18,377	1,606,517
Advanced Micro Devices, Inc. (a)	1,908,039	302,176,136
AEHR Test Systems (a)	31,952	556,604
Allegro MicroSystems LLC (a)	86,963	2,715,854
Alpha & Omega Semiconductor Ltd. (a)	31,728	1,558,479
Ambarella, Inc. (a)	58,157	10,440,345
Amkor Technology, Inc.	160,682	3,464,304
Amtech Systems, Inc. (a)	21,399	211,850
Analog Devices, Inc.	847,217	152,710,864
Applied Materials, Inc.	1,437,379	211,567,815
Atomera, Inc. (a)(b)	34,654	834,815
Axcelis Technologies, Inc. (a)	53,944	3,334,818
AXT, Inc. (a)(b)	69,951	574,997
Broadcom, Inc.	645,512	357,407,084
Brooks Automation, Inc.	117,248	13,260,749
CEVA, Inc. (a)	34,928	1,540,325
Cirrus Logic, Inc. (a)	92,252	7,396,765
CMC Materials, Inc.	46,443	6,167,630
Cohu, Inc. (a)	76,475	2,521,381
CVD Equipment Corp. (a)	17,135	75,565
CyberOptics Corp. (a)	11,708	505,200
Diodes, Inc. (a)	68,742	7,310,712
DSP Group, Inc. (a)	35,003	769,716
Enphase Energy, Inc. (a)	211,111	52,777,750
Entegris, Inc.	213,504	31,188,664
Everspin Technologies, Inc. (a)(b)	20,884	252,488
First Solar, Inc. (a)	155,793	16,140,155
FormFactor, Inc. (a)	124,578	5,222,310
GSI Technology, Inc. (a)	19,727	110,866
Ichor Holdings Ltd. (a)	44,610	2,136,373
Impinj, Inc. (a)	33,711	2,527,314
indie Semiconductor, Inc. (b)	95,019	1,304,611
Intel Corp.	6,379,661	313,879,321
Intest Corp. (a)	14,192	201,952
KLA Corp.	239,465	97,732,850
Kopin Corp. (a)	114,030	595,237
Kulicke & Soffa Industries, Inc.	99,463	5,735,037
Lam Research Corp.	223,820	152,164,027
Lattice Semiconductor Corp. (a)	216,858	16,466,028
MACOM Technology Solutions Holdings, Inc. (a)	73,992	5,320,765
Marvell Technology, Inc.	1,284,830	91,441,351
MaxLinear, Inc. Class A (a)	110,134	7,415,322
Meta Materials, Inc. (a)(b)	381,482	1,400,039
Microchip Technology, Inc.	858,820	71,651,353
Micron Technology, Inc.	1,767,597	148,478,148
MKS Instruments, Inc.	87,207	13,269,417
Monolithic Power Systems, Inc.	67,908	37,584,362
MoSys, Inc. (a)	212	827
NeoPhotonics Corp. (a)	78,457	1,205,884
NVE Corp.	8,223	553,161
NVIDIA Corp.	3,918,212	1,280,314,953
NXP Semiconductors NV	415,289	92,758,951
ON Semiconductor Corp. (a)	676,518	41,558,501
Onto Innovation, Inc. (a)	77,618	7,308,511
PDF Solutions, Inc. (a)	44,632	1,335,836
Photronics, Inc. (a)	110,942	1,465,544
Pixelworks, Inc. (a)	69,088	358,567
Power Integrations, Inc.	96,155	9,618,385
Qorvo, Inc. (a)	174,726	25,550,183
Qualcomm, Inc.	1,774,329	320,372,844
QuickLogic Corp. (a)	13,181	75,264
Rambus, Inc. (a)	175,162	4,711,858
Rubicon Technology, Inc. (a)	1,766	16,865
Semtech Corp. (a)	104,394	8,943,434
Silicon Laboratories, Inc. (a)	64,546	12,668,443
SiTime Corp. (a)	23,294	6,952,793
SkyWater Technology, Inc. (b)	10,876	203,490
Skyworks Solutions, Inc.	258,853	39,257,646
SMART Global Holdings, Inc. (a)	35,971	2,051,066
SolarEdge Technologies, Inc. (a)	81,978	26,869,109
SunPower Corp. (a)(b)	128,387	3,678,288
Synaptics, Inc. (a)	55,419	15,641,459
Teradyne, Inc.	258,348	39,493,659
Texas Instruments, Inc.	1,452,003	279,321,817
Ultra Clean Holdings, Inc. (a)	68,693	3,765,063
Universal Display Corp.	68,244	9,762,304
Veeco Instruments, Inc. (a)(b)	83,768	2,226,553
Wolfspeed, Inc. (a)(b)	181,380	22,240,816
Xilinx, Inc.	387,599	88,546,992
		4,512,533,331
Software - 10.4%
8x8, Inc. (a)	178,815	3,853,463
A10 Networks, Inc.	96,958	1,495,092
ACI Worldwide, Inc. (a)	188,287	5,486,683
Adobe, Inc. (a)	749,452	502,020,422
Agilysys, Inc. (a)	32,616	1,420,427
Alarm.com Holdings, Inc. (a)	72,770	5,806,318
Alfi, Inc.	4,542	17,169
Altair Engineering, Inc. Class A (a)(b)	72,573	5,403,060
Alteryx, Inc. Class A (a)	93,900	6,241,533
American Software, Inc. Class A	44,587	1,016,584
Anaplan, Inc. (a)	228,902	9,799,295
ANSYS, Inc. (a)	136,824	53,563,860
AppFolio, Inc. (a)	29,788	3,589,156
Appian Corp. Class A (a)(b)	62,299	4,631,931
AppLovin Corp.	42,534	3,875,273
Asana, Inc. (a)	124,468	12,938,449
Aspen Technology, Inc. (a)	106,612	15,461,938
Asure Software, Inc. (a)	15,353	131,729
AudioEye, Inc. (a)(b)	7,282	56,436
Autodesk, Inc. (a)	345,515	87,826,458
Avalara, Inc. (a)	136,395	19,051,654
Avaya Holdings Corp. (a)	129,580	2,522,923
AvePoint, Inc. (a)(b)	168,039	1,161,149
Benefitfocus, Inc. (a)	47,410	476,945
Bentley Systems, Inc. Class B	288,531	13,846,603
Bill.Com Holdings, Inc. (a)	138,674	38,946,593
Black Knight, Inc. (a)	246,061	17,585,980
Blackbaud, Inc. (a)(b)	68,190	5,145,617
BlackLine, Inc. (a)	84,816	9,334,001
Blend Labs, Inc. (b)	27,253	311,774
Bottomline Technologies, Inc. (a)	63,104	2,829,583
Box, Inc. Class A (a)	242,551	5,678,119
BSQUARE Corp. (a)(b)	7,885	15,297
BTRS Holdings, Inc. (a)(b)	114,576	854,737
C3.Ai, Inc. (b)	110,783	4,094,540
Cadence Design Systems, Inc. (a)	433,820	76,985,697
CCC Intelligent Solutions Holdings, Inc. Class A (a)	108,559	1,394,983
CDK Global, Inc.	191,221	7,388,779
Cerence, Inc. (a)(b)	59,702	4,488,396
Ceridian HCM Holding, Inc. (a)	213,093	23,312,374
ChannelAdvisor Corp. (a)	43,842	1,096,488
Citrix Systems, Inc.	194,099	15,611,383
Cleanspark, Inc. (a)(b)	50,063	890,120
Clear Secure, Inc. (b)	23,519	746,963
CommVault Systems, Inc. (a)	75,435	4,743,353
Confluent, Inc.	44,993	3,510,354
Consensus Cloud Solutions, Inc.	24,749	1,550,277
Couchbase, Inc. (b)	11,115	367,351
Coupa Software, Inc. (a)	115,444	22,703,217
Crowdstrike Holdings, Inc. (a)	312,309	67,814,776
CS Disco, Inc. (b)	17,853	655,205
Datadog, Inc. Class A (a)	376,382	67,105,147
DatChat, Inc.	1,409	5,368
Datto Holding Corp. (a)(b)	43,352	1,017,038
Digimarc Corp. (a)(b)	21,760	933,504
Digital Turbine, Inc. (a)	138,077	7,326,366
DocuSign, Inc. (a)	305,976	75,380,247
Dolby Laboratories, Inc. Class A	103,371	8,622,175
Domo, Inc. Class B (a)	44,129	3,192,733
Dropbox, Inc. Class A (a)	445,952	10,974,879
Duck Creek Technologies, Inc. (a)	121,535	3,474,686
Dynatrace, Inc. (a)	306,285	19,250,012
E2open Parent Holdings, Inc. (a)(b)	292,971	3,568,387
Ebix, Inc.	39,031	1,192,787
eGain Communications Corp. (a)	36,168	379,764
Elastic NV (a)	112,787	17,533,867
Envestnet, Inc. (a)	87,952	6,743,280
Everbridge, Inc. (a)	59,940	6,798,395
EverCommerce, Inc.	25,316	412,144
Evolving Systems, Inc. (a)	3,507	8,312
Fair Isaac Corp. (a)	44,480	15,707,222
Five9, Inc. (a)	106,119	15,103,917
Fortinet, Inc. (a)	212,806	70,675,001
Greenidge Generation Holdings, Inc.	3,180	61,628
GSE Systems, Inc. (a)	274	359
GTY Technology Holdings, Inc. (a)(b)	75,168	494,605
Guidewire Software, Inc. (a)(b)	131,664	15,317,790
HubSpot, Inc. (a)	69,999	56,482,893
Intapp, Inc.	13,259	363,164
Intelligent Systems Corp. (a)(b)	8,588	348,329
InterDigital, Inc.	49,320	3,349,321
Intrusion, Inc. (a)(b)	19,226	68,445
Intuit, Inc.	429,811	280,365,715
Inuvo, Inc. (a)(b)	121,663	74,227
Issuer Direct Corp. (a)	1,431	43,717
Jamf Holding Corp. (a)(b)	91,119	2,936,765
Kaltura, Inc.	13,949	66,118
Kaspien Holdings, Inc. (a)	105	1,365
KnowBe4, Inc. (a)	47,343	1,068,058
Latch, Inc. (b)	154,028	1,275,352
LivePerson, Inc. (a)	102,162	3,949,583
Livevox Holdings, Inc. (a)(b)	13,576	64,622
Mandiant, Inc. (a)	377,064	6,398,776
Manhattan Associates, Inc. (a)	99,431	15,527,145
Marathon Digital Holdings, Inc. (a)(b)	155,207	7,926,421
Marin Software, Inc. (a)(b)	17,179	88,815
Matterport, Inc. (b)	292,861	9,482,839
McAfee Corp.	115,039	2,973,758
MeridianLink, Inc.	18,010	397,121
Microsoft Corp.	11,815,855	3,906,203,504
MicroStrategy, Inc. Class A (a)(b)	12,285	8,862,768
Mimecast Ltd. (a)	96,791	7,840,071
Mitek Systems, Inc. (a)(b)	69,038	1,182,621
Model N, Inc. (a)	50,181	1,410,086
Momentive Global, Inc. (a)	197,159	4,027,958
Mullen Automotive, Inc. (a)(b)	5,974	47,314
N-able, Inc. (b)	99,725	1,176,755
nCino, Inc. (a)	90,734	5,636,396
NCR Corp. (a)	210,835	8,201,482
NetSol Technologies, Inc. (a)	11,760	47,158
New Relic, Inc. (a)	90,256	10,003,072
NortonLifeLock, Inc.	915,230	22,743,466
Nuance Communications, Inc. (a)	449,648	24,950,968
Nutanix, Inc. Class A (a)	326,612	10,850,051
NXT-ID, Inc. (a)(b)	2,348	6,880
Oblong, Inc. (a)	15,734	19,510
Olo, Inc.	44,731	1,098,593
ON24, Inc.	15,006	237,695
Onespan, Inc. (a)	49,656	848,621
Oracle Corp.	2,584,765	234,541,576
Pagerduty, Inc. (a)	122,206	4,332,203
Palantir Technologies, Inc. (a)	2,461,158	50,822,913
Palo Alto Networks, Inc. (a)	152,739	83,539,069
Park City Group, Inc. (a)(b)	13,889	81,251
Paycom Software, Inc. (a)	75,451	33,008,303
Paycor HCM, Inc.	49,059	1,444,297
Paylocity Holding Corp. (a)	62,171	15,688,230
Pegasystems, Inc.	64,621	7,419,783
Phunware, Inc. (a)(b)	93,992	273,517
Ping Identity Holding Corp. (a)	92,742	2,208,187
Progress Software Corp.	68,325	3,310,346
PROS Holdings, Inc. (a)	61,234	2,224,019
PTC, Inc. (a)	165,985	18,188,636
Q2 Holdings, Inc. (a)	88,083	7,073,065
Qualtrics International, Inc.	144,577	4,678,512
Qualys, Inc. (a)	53,236	6,936,118
Quantum Computing, Inc. (a)(b)	21,465	113,765
Qumu Corp. (a)	15,357	30,868
Rapid7, Inc. (a)	88,503	10,979,682
RealNetworks, Inc. (a)	24,148	29,219
Rekor Systems, Inc. (a)	45,707	307,151
Rimini Street, Inc. (a)	49,057	324,267
RingCentral, Inc. (a)	127,585	27,555,808
Riot Blockchain, Inc. (a)(b)	130,680	4,883,512
SailPoint Technologies Holding, Inc. (a)	143,710	7,557,709
Salesforce.com, Inc. (a)	1,528,134	435,457,065
SeaChange International, Inc. (a)	41,040	30,419
SecureWorks Corp. (a)	18,591	330,176
Semrush Holdings, Inc.	16,096	330,290
SentinelOne, Inc.	59,230	3,196,643
ServiceNow, Inc. (a)	311,342	201,656,213
ShotSpotter, Inc. (a)	11,917	418,525
Smartsheet, Inc. (a)	198,954	12,733,056
Smith Micro Software, Inc. (a)	54,828	300,457
Splunk, Inc. (a)	258,194	31,241,474
Sprinklr, Inc. (b)	20,067	289,567
Sprout Social, Inc. (a)	72,042	8,045,651
SPS Commerce, Inc. (a)	56,725	7,997,658
SRAX, Inc. (a)	35,558	186,680
SRAX, Inc. rights 12/31/20 (a)(c)	7,116	1,281
SS&C Technologies Holdings, Inc.	351,293	26,814,195
Sumo Logic, Inc. (a)	142,857	2,019,998
Synchronoss Technologies, Inc. (a)	71,282	192,461
Synopsys, Inc. (a)	240,337	81,954,917
Telos Corp.	87,648	1,380,456
Tenable Holdings, Inc. (a)	146,483	7,236,260
Teradata Corp. (a)	172,254	7,479,269
The Trade Desk, Inc. (a)	681,991	70,531,509
Tyler Technologies, Inc. (a)	64,392	33,418,160
UiPath, Inc. Class A (a)(b)	403,776	19,482,192
Unity Software, Inc. (a)(b)	248,292	42,803,058
Upland Software, Inc. (a)	45,690	894,610
Varonis Systems, Inc. (a)	168,630	8,736,720
Verb Technology Co., Inc. (a)(b)	67,557	103,362
Verint Systems, Inc. (a)(b)	105,845	5,037,164
Veritone, Inc. (a)(b)	43,746	1,121,647
Vertex, Inc. Class A (a)	42,236	772,074
Viant Technology, Inc.	17,145	168,021
VirnetX Holding Corp. (a)(b)	93,487	280,461
VMware, Inc. Class A (a)	317,623	37,079,309
Vonage Holdings Corp. (a)	390,442	8,050,914
Workday, Inc. Class A (a)	296,616	81,341,006
Workiva, Inc. (a)	67,761	9,450,627
Xperi Holding Corp.	164,671	2,950,904
Yext, Inc. (a)	188,838	1,824,175
Zendesk, Inc. (a)	187,258	19,120,914
Zeta Global Holdings Corp. (b)	26,321	219,254
Zix Corp. (a)	89,425	757,430
Zoom Video Communications, Inc. Class A (a)	339,808	71,838,809
Zscaler, Inc. (a)	123,589	42,881,675
Zuora, Inc. (a)	175,001	3,466,770
		7,658,853,120
Technology Hardware, Storage & Peripherals - 5.8%
3D Systems Corp. (a)(b)	197,968	4,509,711
Apple, Inc.	24,690,370	4,081,318,111
Astro-Med, Inc. (a)	8,893	147,001
Avid Technology, Inc. (a)	61,835	1,982,430
Boxlight Corp. (a)(b)	66,134	103,169
Corsair Gaming, Inc. (a)(b)	48,785	1,092,784
CPI Card Group (a)(b)	3,318	67,919
Dell Technologies, Inc. (a)	435,522	24,593,927
Diebold Nixdorf, Inc. (a)(b)	123,042	997,871
Eastman Kodak Co. (a)(b)	101,106	605,625
Hewlett Packard Enterprise Co.	2,038,411	29,251,198
HP, Inc.	1,882,297	66,407,438
Immersion Corp. (a)(b)	49,764	299,082
Intevac, Inc. (a)	41,497	175,532
NetApp, Inc.	352,825	31,359,086
One Stop Systems, Inc. (a)(b)	15,326	78,163
Pure Storage, Inc. Class A (a)	418,786	12,969,802
Quantum Corp. (a)	114,107	624,165
Seagate Technology Holdings PLC	329,962	33,877,199
Socket Mobile, Inc. (a)	1,516	7,807
Sonim Technologies, Inc. (a)(b)	6,807	9,802
Super Micro Computer, Inc. (a)	72,354	2,995,456
Transact Technologies, Inc. (a)	14,803	163,425
Turtle Beach Corp. (a)(b)	23,065	618,142
Western Digital Corp. (a)	481,377	27,842,846
Xerox Holdings Corp.	220,528	4,062,126
		4,326,159,817
TOTAL INFORMATION TECHNOLOGY		20,987,051,450
MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	27,740	177,536
AdvanSix, Inc.	47,037	2,130,306
AgroFresh Solutions, Inc. (a)	31,343	56,417
Air Products & Chemicals, Inc.	347,465	99,875,340
Albemarle Corp. U.S.	183,771	48,973,134
American Vanguard Corp.	39,593	566,576
Amyris, Inc. (a)(b)	303,750	2,083,725
Ashland Global Holdings, Inc.	87,320	8,825,432
Avient Corp.	147,730	8,126,627
Axalta Coating Systems Ltd. (a)	333,761	10,119,634
Balchem Corp.	51,283	8,102,714
Cabot Corp.	92,887	4,874,710
Celanese Corp. Class A	172,426	26,098,399
CF Industries Holdings, Inc.	339,317	20,559,217
Chase Corp.	12,178	1,200,629
Core Molding Technologies, Inc. (a)	12,523	113,333
Corteva, Inc.	1,152,513	51,863,085
Danimer Scientific, Inc. (a)(b)	110,637	1,475,898
Diversey Holdings Ltd.	84,791	1,117,545
Dow, Inc.	1,165,291	64,009,435
DuPont de Nemours, Inc.	818,240	60,517,030
Eastman Chemical Co.	213,813	22,298,558
Ecolab, Inc.	390,283	86,435,976
Ecovyst, Inc.	79,860	764,260
Element Solutions, Inc.	341,952	7,820,442
Ferro Corp. (a)	129,415	2,733,245
Flotek Industries, Inc. (a)	92,584	69,197
FMC Corp.	201,243	20,162,536
FutureFuel Corp.	46,867	353,377
GCP Applied Technologies, Inc. (a)	83,405	1,946,673
H.B. Fuller Co.	81,468	5,960,199
Hawkins, Inc.	29,228	969,785
Huntsman Corp.	325,141	10,303,718
Ingevity Corp. (a)	64,823	4,661,422
Innospec, Inc.	38,486	3,125,063
International Flavors & Fragrances, Inc.	391,341	55,636,950
Intrepid Potash, Inc. (a)	16,359	672,355
Koppers Holdings, Inc. (a)	31,948	964,830
Kraton Performance Polymers, Inc. (a)	51,103	2,353,804
Kronos Worldwide, Inc.	48,675	681,450
Linde PLC	811,396	258,137,523
Livent Corp. (a)(b)	258,571	7,832,116
Loop Industries, Inc. (a)	29,687	404,931
LSB Industries, Inc.	40,081	361,130
LyondellBasell Industries NV Class A	410,572	35,773,138
Marrone Bio Innovations, Inc. (a)	136,318	96,186
Minerals Technologies, Inc.	55,301	3,631,617
NewMarket Corp.	11,736	3,888,137
Northern Technologies International Corp.	7,327	110,638
Olin Corp.	228,987	12,445,443
Origin Materials, Inc. Class A (a)	205,325	1,394,157
Orion Engineered Carbons SA (a)	98,087	1,721,427
PPG Industries, Inc.	371,533	57,279,243
PureCycle Technologies, Inc.	123,574	1,519,960
Quaker Houghton	21,507	4,900,370
Rayonier Advanced Materials, Inc. (a)	100,330	549,808
RPM International, Inc.	202,224	18,410,473
Sensient Technologies Corp.	68,461	6,660,571
Sherwin-Williams Co.	380,169	125,927,180
Stepan Co.	35,125	3,958,939
The Chemours Co. LLC	258,466	7,676,440
The Mosaic Co.	580,747	19,873,162
The Scotts Miracle-Gro Co. Class A	63,740	9,235,289
Trecora Resources (a)	28,027	240,191
Tredegar Corp.	40,525	445,775
Trinseo PLC	62,069	2,931,519
Tronox Holdings PLC	178,193	3,918,464
Valhi, Inc.	4,257	112,300
Valvoline, Inc.	288,128	9,816,521
Westlake Chemical Corp.	53,500	4,971,220
Zymergen, Inc. (b)	28,321	256,588
		1,253,261,018
Construction Materials - 0.1%
Eagle Materials, Inc.	65,701	10,132,408
Forterra, Inc. (a)	47,388	1,127,361
Martin Marietta Materials, Inc.	98,029	39,555,682
Smith-Midland Corp. (a)	5,629	208,273
Summit Materials, Inc. (a)	187,149	6,980,658
United States Lime & Minerals, Inc.	4,477	533,435
Vulcan Materials Co.	207,505	39,766,258
		98,304,075
Containers & Packaging - 0.4%
Amcor PLC	2,435,262	27,567,166
Aptargroup, Inc.	103,264	12,349,342
Avery Dennison Corp.	129,575	26,571,945
Ball Corp.	514,564	48,086,006
Berry Global Group, Inc. (a)	212,855	14,697,638
Crown Holdings, Inc.	206,632	21,861,666
Graphic Packaging Holding Co.	451,889	8,920,289
Greif, Inc.:
Class A	42,211	2,561,363
Class B	13,910	823,055
International Paper Co.	612,732	27,891,561
Myers Industries, Inc.	59,545	1,159,937
O-I Glass, Inc. (a)	251,291	2,781,791
Packaging Corp. of America	149,277	19,494,083
Pactiv Evergreen, Inc.	69,904	867,509
Ranpak Holdings Corp. (A Shares) (a)	65,732	2,604,959
Sealed Air Corp.	233,199	14,486,322
Silgan Holdings, Inc.	128,084	5,311,643
Sonoco Products Co.	155,246	9,024,450
TriMas Corp.	70,955	2,350,030
UFP Technologies, Inc. (a)	10,975	733,898
WestRock Co.	415,377	18,023,208
		268,167,861
Metals & Mining - 0.5%
Alcoa Corp.	295,028	13,727,653
Allegheny Technologies, Inc. (a)	201,208	2,865,202
Alpha Metallurgical Resources (a)	29,324	1,366,205
Ampco-Pittsburgh Corp. (a)(b)	10,622	53,322
Arconic Corp. (a)	167,404	4,473,035
Carpenter Technology Corp.	76,462	2,101,176
Century Aluminum Co. (a)	77,869	1,030,207
Cleveland-Cliffs, Inc. (a)	717,504	14,601,206
Coeur d'Alene Mines Corp. (a)	412,012	2,307,267
Commercial Metals Co.	196,834	6,082,171
Compass Minerals International, Inc.	56,183	2,733,303
Comstock Mining, Inc. (a)(b)	126,992	214,616
Freeport-McMoRan, Inc.	2,303,696	85,421,048
Friedman Industries	9,343	95,859
Gatos Silver, Inc. (a)	70,381	950,847
Gold Resource Corp.	117,167	224,961
Golden Minerals Co. (a)(b)	97,441	39,951
Haynes International, Inc.	21,795	873,326
Hecla Mining Co.	851,017	4,714,634
Hycroft Mining Holding Corp. (a)(b)	59,742	44,830
Kaiser Aluminum Corp.	26,057	2,325,066
Materion Corp.	33,447	2,831,623
McEwen Mining, Inc. (a)	552,224	546,702
MP Materials Corp. (a)(b)	114,882	5,047,915
Newmont Corp.	1,253,283	68,830,302
Nucor Corp.	460,746	48,958,870
Olympic Steel, Inc.	15,009	305,433
Paramount Gold Nevada Corp. (a)	5,612	4,041
Ramaco Resources, Inc. (a)(b)	20,697	251,676
Reliance Steel & Aluminum Co.	98,270	14,605,870
Royal Gold, Inc.	102,785	10,281,584
Ryerson Holding Corp.	24,848	582,189
Schnitzer Steel Industries, Inc. Class A	43,053	2,070,849
Solitario Exploration & Royalty Corp. (a)(b)	12,775	5,974
Steel Dynamics, Inc.	295,465	17,668,807
SunCoke Energy, Inc.	132,237	805,323
Synalloy Corp. (a)	10,355	144,970
Synalloy Corp. rights 12/16/21 (a)	10,355	1,085
TimkenSteel Corp. (a)(b)	64,113	918,098
U.S. Antimony Corp. (a)(b)	69,277	43,444
U.S. Gold Corp. (a)	4,474	48,140
United States Steel Corp.	426,184	9,636,020
Universal Stainless & Alloy Products, Inc. (a)	11,782	89,543
Warrior Metropolitan Coal, Inc.	77,469	1,664,809
Worthington Industries, Inc.	56,864	2,728,335
		334,317,487
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	25,374	1,021,304
Glatfelter Corp.	68,287	1,124,687
Louisiana-Pacific Corp.	146,834	9,595,602
Mercer International, Inc. (SBI)	69,747	746,293
Neenah, Inc.	27,539	1,280,288
Resolute Forest Products	76,819	868,823
Schweitzer-Mauduit International, Inc.	51,726	1,484,536
Sylvamo Corp.	56,338	1,705,915
Verso Corp.	52,711	1,114,311
		18,941,759
TOTAL MATERIALS		1,972,992,200
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	133,570	2,696,778
Agree Realty Corp.	113,183	7,646,643
Alexander & Baldwin, Inc.	122,362	2,695,635
Alexanders, Inc.	4,201	1,073,734
Alexandria Real Estate Equities, Inc.	219,249	43,865,147
Alpine Income Property Trust, Inc.	17,081	305,750
American Assets Trust, Inc.	80,482	2,768,581
American Campus Communities, Inc.	220,817	11,425,072
American Finance Trust, Inc.	202,108	1,604,738
American Homes 4 Rent Class A	433,405	17,375,206
American Tower Corp.	715,833	187,891,846
Americold Realty Trust	408,555	13,335,235
Apartment Income (REIT) Corp.	252,462	12,814,971
Apartment Investment & Management Co. Class A	224,110	1,660,655
Apple Hospitality (REIT), Inc.	341,108	5,123,442
Armada Hoffler Properties, Inc.	102,818	1,434,311
Ashford Hospitality Trust, Inc. (a)	40,809	434,616
AvalonBay Communities, Inc.	218,865	52,280,283
Bluerock Residential Growth (REIT), Inc.	42,858	633,870
Boston Properties, Inc.	222,997	24,047,996
Braemar Hotels & Resorts, Inc. (a)	67,734	295,320
Brandywine Realty Trust (SBI)	268,007	3,443,890
Brixmor Property Group, Inc.	463,779	10,546,334
Broadstone Net Lease, Inc.	251,619	6,290,475
BRT Apartments Corp.	36,819	692,934
Camden Property Trust (SBI)	156,809	25,906,415
CareTrust (REIT), Inc.	155,166	3,135,905
CatchMark Timber Trust, Inc.	71,502	549,850
Cedar Realty Trust, Inc.	20,673	450,258
Centerspace	21,425	2,189,421
Chatham Lodging Trust (a)	72,371	861,939
CIM Commercial Trust Corp.	40,536	282,941
City Office REIT, Inc.	79,355	1,323,641
Clipper Realty, Inc.	18,245	159,461
Columbia Property Trust, Inc.	186,233	3,575,674
Community Healthcare Trust, Inc.	39,903	1,717,026
Condor Hospitality Trust, Inc. (a)	6,190	44,939
CorEnergy Infrastructure Trust, Inc.	20,064	78,450
CorePoint Lodging, Inc. (a)	63,549	980,561
CoreSite Realty Corp.	68,405	11,700,675
Corporate Office Properties Trust (SBI)	175,005	4,490,628
Cousins Properties, Inc.	235,460	8,890,970
Crown Castle International Corp.	678,977	123,336,172
CTO Realty Growth, Inc.	9,746	535,250
CubeSmart	337,792	18,213,745
CyrusOne, Inc.	194,670	17,329,523
DiamondRock Hospitality Co. (a)	330,337	2,877,235
Digital Realty Trust, Inc.	442,903	74,292,549
Digitalbridge Group, Inc. (a)	760,222	6,051,367
Diversified Healthcare Trust (SBI)	369,964	1,032,200
Douglas Emmett, Inc.	275,473	9,027,250
Duke Realty Corp.	595,453	34,732,773
Easterly Government Properties, Inc.	141,681	2,971,051
EastGroup Properties, Inc.	65,739	13,391,034
Empire State Realty Trust, Inc.	226,638	2,060,139
EPR Properties	118,316	5,456,734
Equinix, Inc.	141,224	114,702,133
Equity Commonwealth (a)	192,473	4,898,438
Equity Lifestyle Properties, Inc.	270,182	21,965,797
Equity Residential (SBI)	532,433	45,421,859
Essential Properties Realty Trust, Inc.	189,888	5,132,673
Essex Property Trust, Inc.	102,163	34,678,209
Extra Space Storage, Inc.	210,491	42,098,200
Farmland Partners, Inc.	63,109	731,433
Federal Realty Investment Trust (SBI)	111,072	13,625,202
First Industrial Realty Trust, Inc.	206,239	12,458,898
Four Corners Property Trust, Inc.	122,299	3,304,519
Franklin Street Properties Corp.	166,446	958,729
Gaming & Leisure Properties	353,181	15,935,527
Getty Realty Corp.	66,664	2,035,252
Gladstone Commercial Corp.	68,755	1,527,736
Gladstone Land Corp.	42,687	1,219,568
Global Medical REIT, Inc.	95,070	1,553,444
Global Net Lease, Inc.	165,146	2,345,073
Global Self Storage, Inc.	1,725	9,246
Healthcare Realty Trust, Inc.	226,598	7,097,049
Healthcare Trust of America, Inc.	344,829	11,710,393
Healthpeak Properties, Inc.	847,913	27,862,421
Hersha Hospitality Trust (a)	63,989	565,023
Highwoods Properties, Inc. (SBI)	165,356	7,143,379
Host Hotels & Resorts, Inc. (a)	1,114,626	17,499,628
Hudson Pacific Properties, Inc.	242,333	5,898,385
Independence Realty Trust, Inc.	200,005	4,900,123
Indus Realty Trust, Inc.	7,936	587,264
Industrial Logistics Properties Trust	114,465	2,536,544
Invitation Homes, Inc.	914,806	36,994,755
Iron Mountain, Inc.	456,018	20,721,458
iStar Financial, Inc.	117,954	2,871,000
JBG SMITH Properties	178,723	4,966,712
Kilroy Realty Corp.	164,262	10,599,827
Kimco Realty Corp.	958,420	21,487,776
Kite Realty Group Trust	356,305	7,168,857
Lamar Advertising Co. Class A	136,801	14,946,877
Lexington Corporate Properties Trust	437,782	6,588,619
Life Storage, Inc.	123,809	16,360,121
LTC Properties, Inc.	61,833	1,963,816
Mack-Cali Realty Corp. (a)	143,375	2,395,796
Medical Properties Trust, Inc.	947,235	20,166,633
Mid-America Apartment Communities, Inc.	182,440	37,628,250
Monmouth Real Estate Investment Corp. Class A	158,687	3,295,929
National Health Investors, Inc.	77,251	4,035,592
National Retail Properties, Inc.	278,530	12,283,173
National Storage Affiliates Trust	127,534	7,828,037
NETSTREIT Corp.	68,051	1,452,208
New York City REIT, Inc.	9,789	65,586
NexPoint Residential Trust, Inc.	35,986	2,683,836
Office Properties Income Trust	81,752	1,939,975
Omega Healthcare Investors, Inc.	380,453	10,629,857
One Liberty Properties, Inc.	29,137	947,827
Orion Office (REIT), Inc.	87,055	1,546,967
Outfront Media, Inc.	236,645	5,913,759
Paramount Group, Inc.	268,972	2,141,017
Park Hotels & Resorts, Inc. (a)	371,137	6,175,720
Pebblebrook Hotel Trust	212,843	4,459,061
Pennsylvania Real Estate Investment Trust (SBI) (a)	82,490	98,988
Phillips Edison & Co., Inc.	31,956	1,002,460
Physicians Realty Trust	354,273	6,316,688
Piedmont Office Realty Trust, Inc. Class A	206,647	3,591,525
Plymouth Industrial REIT, Inc.	50,320	1,497,020
Postal Realty Trust, Inc.	20,396	353,871
Potlatch Corp.	106,834	5,783,993
Preferred Apartment Communities, Inc. Class A	79,157	1,043,289
Prologis (REIT), Inc.	1,160,940	175,011,705
PS Business Parks, Inc.	33,593	5,885,494
Public Storage	239,445	78,389,504
Rayonier, Inc.	222,063	8,387,320
Realty Income Corp.	870,555	59,128,096
Regency Centers Corp.	242,881	16,841,369
Retail Opportunity Investments Corp.	189,130	3,321,123
Retail Value, Inc.	27,342	166,239
Rexford Industrial Realty, Inc.	218,128	15,286,410
RLJ Lodging Trust	270,255	3,402,510
RPT Realty	129,153	1,642,826
Ryman Hospitality Properties, Inc. (a)	88,041	6,814,373
Sabra Health Care REIT, Inc.	348,580	4,507,139
Safehold, Inc.	25,633	1,833,785
Saul Centers, Inc.	24,642	1,213,126
SBA Communications Corp. Class A	172,185	59,197,203
Seritage Growth Properties (a)	62,696	902,195
Service Properties Trust	253,353	2,156,034
Simon Property Group, Inc.	515,402	78,774,042
SITE Centers Corp.	264,565	3,984,349
SL Green Realty Corp.	107,162	7,440,258
Sotherly Hotels, Inc. (a)	1,919	4,299
Spirit Realty Capital, Inc.	189,220	8,431,643
Stag Industrial, Inc.	260,973	11,373,203
Store Capital Corp.	391,258	12,888,039
Summit Hotel Properties, Inc. (a)	162,980	1,458,671
Sun Communities, Inc. (b)	182,400	34,396,992
Sunstone Hotel Investors, Inc. (a)	341,796	3,715,323
Tanger Factory Outlet Centers, Inc.	158,706	3,143,966
Terreno Realty Corp.	113,386	8,634,344
The GEO Group, Inc.	187,252	1,572,917
The Macerich Co.	344,371	6,494,837
UDR, Inc.	435,467	24,704,043
UMH Properties, Inc.	68,758	1,586,935
Uniti Group, Inc.	373,239	4,952,882
Universal Health Realty Income Trust (SBI)	23,068	1,284,196
Urban Edge Properties	178,440	3,074,521
Urstadt Biddle Properties, Inc. Class A	52,535	991,861
Ventas, Inc.	616,380	28,920,550
VICI Properties, Inc. (b)	974,346	26,502,211
Vornado Realty Trust	250,571	10,057,920
Washington REIT (SBI)	134,568	3,391,114
Welltower, Inc.	662,158	52,721,020
Weyerhaeuser Co.	1,179,007	44,342,453
Wheeler REIT, Inc. (a)	4,774	9,978
Whitestone REIT Class B	60,198	557,433
WP Carey, Inc.	292,766	22,352,684
Xenia Hotels & Resorts, Inc. (a)	176,409	2,764,329
		2,344,991,722
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (b)	9,493	13,005
Altisource Asset Management Corp. (a)	2,244	43,264
Altisource Portfolio Solutions SA (a)	15,310	161,827
American Realty Investments, Inc. (a)	4,842	55,683
Amrep Corp. (a)(b)	2,310	28,875
CBRE Group, Inc. (a)	528,790	50,536,460
Comstock Holding Companies, Inc. (a)	1,055	5,043
Cushman & Wakefield PLC (a)	225,756	3,991,366
Doma Holdings, Inc. Class A	290,170	1,830,973
eXp World Holdings, Inc.	102,046	3,746,109
Fathom Holdings, Inc. (a)(b)	6,140	144,843
Forestar Group, Inc. (a)	24,244	480,516
FRP Holdings, Inc. (a)	12,591	738,336
Howard Hughes Corp. (a)	66,728	5,471,029
Jones Lang LaSalle, Inc. (a)	80,483	18,906,262
Kennedy-Wilson Holdings, Inc.	202,903	4,400,966
Marcus & Millichap, Inc. (a)	36,221	1,552,070
Maui Land & Pineapple, Inc. (a)	22,080	219,069
Newmark Group, Inc.	261,005	4,191,740
Opendoor Technologies, Inc. (a)	597,962	9,471,718
Rafael Holdings, Inc. (a)	15,875	87,154
RE/MAX Holdings, Inc.	28,435	781,678
Realogy Holdings Corp. (a)	182,366	2,770,140
Redfin Corp. (a)(b)	163,212	6,641,096
Stratus Properties, Inc. (a)	9,028	318,327
Tejon Ranch Co. (a)	27,823	509,161
The RMR Group, Inc.	23,696	774,148
The St. Joe Co.	47,464	2,278,747
Transcontinental Realty Investors, Inc. (a)	14,533	584,227
Trinity Place Holdings, Inc. (a)	9,192	17,557
Trinity Place Holdings, Inc. rights (a)	690	7
Zillow Group, Inc.:
Class A (a)	103,653	5,608,664
Class C (a)(b)	221,118	12,000,074
		138,360,134
TOTAL REAL ESTATE		2,483,351,856
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	82,156	4,816,806
Alliant Energy Corp.	395,966	21,694,977
American Electric Power Co., Inc.	783,664	63,515,967
Avangrid, Inc.	111,382	5,638,157
Duke Energy Corp.	1,206,238	117,017,148
Edison International	598,701	39,083,201
Entergy Corp.	315,827	31,690,081
Evergy, Inc.	363,898	23,034,743
Eversource Energy	541,384	44,539,662
Exelon Corp.	1,530,013	80,677,585
FirstEnergy Corp.	857,874	32,307,535
Genie Energy Ltd. Class B	35,001	180,255
Hawaiian Electric Industries, Inc.	171,956	6,532,608
IDACORP, Inc.	80,953	8,469,303
MGE Energy, Inc.	59,045	4,286,077
NextEra Energy, Inc.	3,083,460	267,582,659
NRG Energy, Inc.	385,637	13,890,645
OGE Energy Corp.	316,612	10,866,124
Otter Tail Corp.	68,364	4,470,322
PG&E Corp. (a)	2,360,620	28,044,166
Pinnacle West Capital Corp.	177,014	11,514,761
PNM Resources, Inc.	136,745	6,733,324
Portland General Electric Co.	139,890	6,808,446
PPL Corp.	1,205,895	33,560,058
Southern Co.	1,667,189	101,865,248
Via Renewables, Inc. Class A,	17,335	193,632
Xcel Energy, Inc.	842,260	53,677,230
		1,022,690,720
Gas Utilities - 0.1%
Atmos Energy Corp.	202,529	18,292,419
Chesapeake Utilities Corp.	28,743	3,660,708
National Fuel Gas Co.	144,346	8,344,642
New Jersey Resources Corp.	155,361	5,714,178
Northwest Natural Holding Co.	48,857	2,106,714
ONE Gas, Inc.	85,316	5,531,889
RGC Resources, Inc.	11,687	250,452
South Jersey Industries, Inc.	188,313	4,425,356
Southwest Gas Corp.	87,296	5,744,950
Spire, Inc.	79,339	4,748,439
UGI Corp.	326,943	13,486,399
		72,306,146
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	37,935	1,309,896
Class C	140,582	5,246,520
Montauk Renewables, Inc. (b)	104,280	991,703
Ormat Technologies, Inc. (b)	70,556	5,326,978
Sunnova Energy International, Inc. (a)	149,077	5,511,377
The AES Corp.	1,035,345	24,206,366
Vistra Corp.	764,251	15,193,310
		57,786,150
Multi-Utilities - 0.6%
Ameren Corp.	407,056	33,211,699
Avista Corp.	109,493	4,216,575
Black Hills Corp.	103,572	6,641,037
CenterPoint Energy, Inc.	922,987	23,914,593
CMS Energy Corp.	455,321	26,795,641
Consolidated Edison, Inc.	550,233	42,720,090
Dominion Energy, Inc.	1,269,834	90,412,181
DTE Energy Co.	303,632	32,895,491
MDU Resources Group, Inc.	319,213	8,692,170
NiSource, Inc.	616,514	15,110,758
NorthWestern Energy Corp.	80,780	4,467,134
Public Service Enterprise Group, Inc.	790,884	49,422,341
Sempra Energy	502,545	60,240,069
Unitil Corp.	25,972	1,076,280
WEC Energy Group, Inc.	500,710	43,526,720
		443,342,779
Water Utilities - 0.1%
American States Water Co.	57,283	5,394,913
American Water Works Co., Inc.	292,343	49,280,260
Artesian Resources Corp. Class A	13,592	581,194
Cadiz, Inc. (a)(b)	51,666	209,247
California Water Service Group	80,737	5,087,238
Essential Utilities, Inc.	359,542	16,995,550
Global Water Resources, Inc.	12,626	217,420
Middlesex Water Co.	27,124	2,794,857
Pure Cycle Corp. (a)	33,010	480,626
SJW Corp.	44,312	2,984,413
York Water Co.	23,522	1,102,241
		85,127,959
TOTAL UTILITIES		1,681,253,754
TOTAL COMMON STOCKS (Cost $37,305,753,833)		73,714,632,810

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc.	189,090	353,598
Software - 0.0%
SRAX, Inc. (c)	35,558	2,133
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $76,297)		355,731

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (e) (Cost $11,000)	11,000	10,889

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	246,212,173	246,261,416
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	1,037,847,632	1,037,951,416
TOTAL MONEY MARKET FUNDS (Cost $1,284,182,247)		1,284,212,832

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $38,590,023,377)	74,999,212,262
NET OTHER ASSETS (LIABILITIES) - (1.4)% (h)	(999,510,143)
NET ASSETS - 100.0%	73,999,702,119

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	296	Dec 2021	32,520,040	(939,851)	(939,851)
CME E-mini S&P 500 Index Contracts (United States)	974	Dec 2021	222,376,375	2,678,223	2,678,223
CME E-mini S&P MidCap 400 Index Contracts (United States)	60	Dec 2021	16,237,200	(300,374)	(300,374)

TOTAL FUTURES CONTRACTS					1,437,998
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $17,613,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	184,219,556	3,990,689,560	3,928,647,700	90,283	-	-	246,261,416	0.4%
Fidelity Securities Lending Cash Central Fund 0.07%	922,534,623	4,582,511,088	4,467,094,295	6,804,003	-	-	1,037,951,416	3.2%
Total	1,106,754,179	8,573,200,648	8,395,741,995	6,894,286	-	-	1,284,212,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.